                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3942
                                                      --------

                     LORD ABBETT TAX-FREE INCOME FUND, INC.
                     ---------------------------------------
               (Exact name of registrant as specified in charter)


                   90 Hudson Street Jersey City, NJ 07302-3973
                   -------------------------------------------
               (Address of principal executive offices) (zip code)


          Christina T. Simmons, Vice President and Assistant Secretary
               90 Hudson Street Jersey City, New Jersey 07302-3973
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

                          Date of fiscal year end: 9/30
                                                   ----

                       Date of reporting period: 3/31/2003
                                                 ---------

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]


                                      2003
                                      SEMI-
                                     ANNUAL
                                     REPORT

  LORD ABBETT
  TAX-FREE INCOME FUND
  TAX-FREE INCOME TRUST
            NATIONAL TAX-FREE FUND
            CALIFORNIA TAX-FREE FUND
            CONNECTICUT TAX-FREE FUND
            HAWAII TAX-FREE FUND
            MINNESOTA TAX-FREE FUND
            MISSOURI TAX-FREE FUND
            NEW JERSEY TAX-FREE FUND
            NEW YORK TAX-FREE FUND
            TEXAS TAX-FREE FUND
            WASHINGTON TAX-FREE FUND
            FLORIDA TAX-FREE TRUST
            GEORGIA TAX-FREE TRUST
            MICHIGAN TAX-FREE TRUST
            PENNSYLVANIA TAX-FREE TRUST

FOR THE SIX MONTHS ENDED MARCH 31, 2003

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT TAX-FREE INCOME FUND AND LORD ABBETT TAX-FREE INCOME TRUST SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MARCH 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's and Trust's performance for the six months ended March 31, 2003. On this page, we discuss the factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

                                                    BEST REGARDS,

                                                    /s/ Robert S. Dow

                                                    ROBERT S. DOW
                                                    CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW

    While geopolitical uncertainties were the key drivers of financial markets in general during the period, tax-exempt municipal bond markets also faced a mix of fundamental challenges.

    This was particularly the case on the supply side, where tax-exempt bond issuance was robust. States seeking to take advantage of historically low borrowing costs and eager to make up for budget shortfalls were a large factor in the issuance numbers, as were a few very large deals. In November 2002, California brought to market the largest single municipal transaction in U.S. history -- an unprecedented $11.95 billion power-revenue bond issue.

    On the demand side, institutional buyers were attracted to the relative value of municipals compared with Treasuries. Retail buyers bought intermittently when yields were attractive, but sold just as quickly when yields fell. Overall, the municipal market was uncharacteristically volatile in the period.

PORTFOLIO PERFORMANCE

    Given this environment, both the Fund and the Trust benefited from portfolio structures designed to minimize volatility. Contributing to performance were the portfolios' holdings in essential service revenue bonds, which outperformed tax-based general obligation bonds, as tax revenues declined in the economic slowdown. Insured bonds also added to performance. Historically, in difficult times, insured bonds have retained more of their market value than comparable uninsured bonds. From our perspective, bond insurance provides an additional safety net to bonds that already meet our standards.

    Detracting from performance was the portfolios' exposure to pre-refunded bonds,(1) a sector of the municipal bond market that we feel is an important component of a defensive position.

(1) Pre-refunded bonds are older, tax-free bonds that typically pay coupons higher than current market rates and that have been refinanced or "prepaid" by the proceeds of a second bond issue. The proceeds of this second issuance are used to "call" or pay off the original issue at its first call date. Until that time, the monies are held in escrow and are usually invested in U.S. Treasuries. As a result, pre-refunded bonds are generally deemed to have virtually no default risk. Typically, when a bond becomes pre-refunded it appreciates in value because of its higher credit quality and marketability.

SCHEDULE OF INVESTMENTS (UNAUDITED)
NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.16%

EDUCATION 10.72%

Athens GA Hsg Auth Student
Hsg Lease Rev Univ of Georgia East(2)             5.00%           12/1/2033       AAA      $      4,400   $    4,463,712

Clark-Pleasant IN Inter Sch
First Mtg(12)                                     5.00%           1/15/2027       AAA             2,250        2,286,405

Delaware St Econ Dev Auth Rev
DE Tech Pk Univ De Proj(2)                        6.00%            2/1/2021       AAA               900        1,021,509

District of Columbia Rev
James F Oyster Elem Sch Pilot(1)                  6.25%           11/1/2021         A               450          492,660

District of Columbia Rev Univ
George Washington(12)                            5.125%           9/15/2031       AAA             5,000        5,101,200

Fairmont St College W VA Ser B(6)                 5.25%            6/1/2022       Aaa             2,130        2,237,714

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                            5.875%           5/15/2031      BBB+             1,000        1,033,780

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                             5.75%           5/15/2021      BBB+             1,000        1,075,540

IA Higher Ed Ln Auth Rev Prv
Clg Fac Central College Pj(3)                     5.45%           10/1/2026        AA               250          257,360

IA Higher Ed Ln Auth Rev
Warthburg College(1)                              5.50%           10/1/2033         A             1,500        1,558,440

Indiana St Ed Fac Auth Rev                        6.65%            3/1/2019       Aaa            10,740       11,428,004

Louisiana St Univ & Agric &
Mech Clg Hlth Sciences Ctr Pj(12)                6.375%            5/1/2031       AAA             2,290        2,618,271

MA St Dev Fin Agy Rev Boston
Univ Ser P                                       5.375%           5/15/2039        A3             1,000        1,009,780

MA St Dev Fin Agy Rev Boston
Univ Ser P                                        6.00%           5/15/2059        A3             1,000        1,101,170

New Jersey St Ed Fac Auth
Princeton Theological Seminary                    5.00%            7/1/2026       AAA               650          669,396

New York St Dorm Auth Rev
Fashion Inst Tech(9)                              5.50%            7/1/2030       AAA               400          425,068

Oregon St Hlth Hsg Ed & Cul
Fac Auth Reed Clg Pj Ser A                        5.75%            7/1/2032       AA-             3,800        4,113,234

Rhode Island St Hlth & Ed
Bldg Corp Rev Hgh Ed Fac Brown Univ               6.00%            9/1/2025       AA+             7,070        7,708,562

State Univ Iowa Univ Rev S.U.I.                   5.00%            9/1/2028        AA               145          145,967

TN St Sch Brd Auth Higher Ed
Fac Ser A                                        5.625%            5/1/2030       AA-               150          159,566

TN St Sch Brd Auth Higher Ed
Fac Ser A(9)                                     5.125%            5/1/2021       AAA               615          640,572

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Tulsa OK Ind Auth Rev Ser A(12)                  5.375%           10/1/2020       Aaa      $      3,170   $    3,382,168

Univ Central AR Rev Hsg Sys(9)                    6.50%            1/1/2031       AAA             2,425        2,803,154

Univ NC Univ Rev Comp Int Util Sys         Zero Coupon             8/1/2021       Aa1             2,075          865,234

Univ VT & St Agric College
Univ VT(2)                                       5.125%           10/1/2037       AAA             1,150        1,179,107

University Cincinnati OH(6)                       4.50%            6/1/2026       AAA             5,000        4,838,900

Virginia St Pub Sch Auth Ser A                    6.20%            8/1/2014       Aa1             1,450        1,565,232

West Virginia Univ Rev Univ
Sys WV Pj Ser A(2)                         Zero Coupon             4/1/2024       AAA             2,880          982,224

West Virginia Univ Rev Univ
Sys WV Pj Ser A(2)                         Zero Coupon             4/1/2026       AAA               800          243,528
                                                                                                          --------------
TOTAL                                                                                                         65,407,457
                                                                                                          --------------

GENERAL OBLIGATION 16.35%

Akron OH Impt                                     5.80%           11/1/2020       AA-               575          640,734

Athens OH City Sch Dist Fac
Constr & Impt(9)                                  6.00%           12/1/2024       AAA               500          569,440

Bessemer AL School Warrants(2)                    5.60%            2/1/2030       Aaa             2,000        2,139,140

Bremerton WA(2)                                   5.25%           12/1/2027       Aaa             1,000        1,039,100

California St Veterans(12)                        5.00%            2/1/2031       AAA            10,000       10,131,100

Canton OH Sch Dist Ser A(12)                     5.625%           12/1/2023       AAA             2,900        3,148,356

Clear Creek CO Sch Dist # Re
I Ref(9)                                          5.00%           12/1/2019       AAA               650          687,206

Culpeper Cnty VA Sch(9)                           6.00%           1/15/2021       AAA               690          782,660

Dallas TX                                         5.75%           2/15/2020       AAA             1,615        1,789,291

Delaware Valley PA Regl Fin
Auth Loc Govt Rev Ser C(2)                        7.75%            7/1/2027       AAA             1,000        1,434,680

Fairfield OH City Sch Dist
Ref Sch Impt(6)                                  5.375%           12/1/2020       AAA             1,410        1,516,441

Foothill De Anza CA Cmnty
College Dist Cap Apprec(12)                Zero Coupon             8/1/2030       AAA             4,505        1,050,296

Georgetown Cnty SC Sch Dist(9)                    5.25%            3/1/2020       AAA             2,485        2,628,136

Harris Cnty TX Senior Lien Toll(9)               5.125%           8/15/2032       AAA             3,000        3,054,540

Huntsville AL Cap Impt Wts Ser A(2)               5.00%            2/1/2023       AAA             1,000        1,027,290

Jefferson Cnty AL Sch Warrants(9)                 5.50%           2/15/2020       AAA             1,000        1,073,710

Josephine Cnty OR Unit Sch
Dis Three Rivs(9)                                 5.00%           6/15/2020       Aaa               800          833,248

Lake Orion MI Cmnty Sch Dist Ser B                5.25%            5/1/2025       AAA             4,900        5,066,453

Linn Cnty OR Sch Dist #55
Sweet Home(9)                                     5.50%           6/15/2020       AAA             1,000        1,086,440

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Linn Cnty OR Sch Dist #55
Sweet Home(9)                                     5.50%           6/15/2025       AAA      $      2,245   $    2,397,368

Los Angeles Calif Uni Sch
Dist Ser A(12)                                    4.75%            1/1/2028       AAA             3,000        2,995,470

Marion OH City Sch Dist Sch
Fac Constr & Impt(9)                             5.625%           12/1/2022       AAA               500          546,430

Morgan Cnty AL Brd Ed Cap Outlay(9)               4.50%            3/1/2028       Aaa             1,000          955,240

Morgan Cnty AL Brd Ed Cap
Outlay Wts(9)                                     4.50%            3/1/2025       Aaa             1,500        1,447,245

Multnomah Clackamas Cntys OR
Sch Dist #10 Gresham Barlow(9)                    5.00%           6/15/2021       AAA               200          207,476

New York NY Ser A                                 6.00%           5/15/2030         A             2,175        2,344,802

New York St Ser A                                 4.50%           3/15/2033        AA             5,000        4,694,950

Omaha NE Ser B                                    5.25%           12/1/2025       AAA            11,900       12,040,539

Oregon St Alternate Energy Pj
Ser A AMT                                         5.00%            1/1/2015        AA             1,415        1,497,311

Oregon St Alternate Energy Pj
Ser A AMT                                         5.10%            1/1/2017        AA               980        1,020,474

Oregon St Alternate Energy Pj
Ser A AMT                                         5.05%            1/1/2016        AA             1,795        1,875,775

Paw Paw MI Pub Sch Dist Sch
Bldg & Site                                       6.00%            5/1/2030       AAA               550          612,188

Pennridge PA Sch Dist(12)                         5.00%           2/15/2029       Aaa             1,160        1,180,741

Philadelphia PA Sch Dist Ser A(9)                 5.75%            2/1/2030       AAA             1,200        1,312,860

Pittsburgh CA Redev Agy Los
Medanos Cmty Dev Proj(2)                   Zero Coupon             8/1/2028       AAA             2,385          612,492

Powell Ohio(6)                                    5.50%           12/1/2032       AAA             1,280        1,368,960

Puerto Rico Comwlth Pub Impt
Pub Impt-Ser A(12)(18)                            5.50%            7/1/2029       AAA             1,000        1,149,650

Richmond VA(9)                                    5.50%           1/15/2018       AAA               500          550,560

South Wash Cnty MN Indpt Sch
Dist #833 Ser A(12)                               5.50%            2/1/2018       AAA             5,065        5,559,141

South Wash Cnty MN Indpt Sch
Dist #833 Ser A(12)                               5.50%            2/1/2019       AAA             2,990        3,264,811

Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(6)                            5.00%           1/15/2021       AAA             1,105        1,143,023

Teays Valley OH Loc Sch Dist
Sch Fac Constr 2 Impt(6)                         5.375%           12/1/2020       Aaa               500          534,065

Texas St Wtr Dev Brd                              7.15%            8/1/2035       Aa1             1,915        2,049,548

Washtenaw Cnty MI Multi Lake
San Sew Sys Sylvan Twp Wtr(12)                    4.75%            5/1/2021       AAA               700          711,865

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Weber Cnty UT Sch Dist Ser B                      5.00%           6/15/2021       Aaa      $      1,485   $    1,533,292

West Muskingum OH Loc Sch
Dist Sch Facs Constr & Imp(6)                     4.50%           12/1/2026       Aaa               500          485,090

West Virginia St Ser D(6)                         6.50%           11/1/2026       AAA             2,000        2,370,580

Whitehall MI Dist Sch                             5.50%            5/1/2019       AAA             1,400        1,524,642

Wood Cnty OH Pub Libr Impt(12)                   5.875%           12/1/2022       Aaa             1,000        1,121,700

Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(9)                           5.60%            9/1/2020       Aaa               855          932,224
                                                                                                          --------------
TOTAL                                                                                                         99,738,773
                                                                                                          --------------

HEALTHCARE 13.39%

Abag Fin Auth for Nonprofit
Corp CA Ctfs Partn Woods Oblig(1)                 6.20%           11/1/2029         A             1,000        1,096,110

AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fing-C(6)                         5.50%            6/1/2014       AAA             1,130        1,292,279

Cape Girardeau Cnty MO Ind
Dev Auth Health Care Facs Rev                     5.75%            6/1/2032        A-(b)            500          506,705

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(12)(18)                           5.00%           2/15/2016       AAA             1,000        1,062,280

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(12)(18)                           5.00%           2/15/2015       AAA             1,600        1,708,944

Cobb Cnty GA Hosp Auth Rev
Ref & Impt-Rev Antic Ctfs(2)(c)                   5.25%            4/1/2024       AAA             2,620        2,788,073

Colorado Hlth Fac Auth Rev
Catholic Hlth                                     5.25%            9/1/2024        AA             5,065        5,161,285

Colorado Hlth Fac Auth Rev
Portercare Adventis Hlth                         6.625%          11/15/2026        A-             2,000        2,169,440

Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(15)                5.375%           12/1/2018         A             2,625        2,701,964

Delaware St Hlth Fac Rev
Nanticoke Mem Hosp                               5.625%            5/1/2032        A-             4,000        4,020,960

Erie Cnty Ohio Hosp Facs Rev
Firelands Regl Med Ctr Ser A                      5.50%           8/15/2022         A             1,000        1,016,520

Fargo ND Health Sys Rev
Meritcare Obligated Group A(12)                  5.375%            6/1/2027       AAA             1,000        1,031,900

Fargo ND Health Sys Rev
Meritcare Obligated Ser A(2)                     5.125%            6/1/2027       AAA             2,905        2,980,617

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                           6.375%            6/1/2029         A             1,750        1,864,065

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                  6.00%          11/15/2031        A-             2,750        2,889,370

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Jackson OH Hosp Fac Rev Cons
Hlth Sys Jackson Hosp(3)                         6.125%           10/1/2023        AA      $        680   $      754,011

Kentucky Economic Dev Fin
Auth Norton Hlthcare Inc Ser A(12)         Zero Coupon            10/1/2025       AAA             4,300        1,325,690

Knox Cnty TN Health Edl & Hsg
Facs Brd Hosp Facs Rev Ref(9)              Zero Coupon             1/1/2023       AAA             4,750        1,560,755

KS St Dev-Susan-Ser Z-KS
Susan B Allen Mem Hosp(3)                        5.125%          12/15/2023        AA             1,025        1,040,980

Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(12)                6.00%            7/1/2029       AAA             1,000        1,123,480

Louisiana Pub Facs Auth Rev
Ochsner Clinic Ser A(12)                          5.00%           5/15/2022       Aaa             1,000        1,024,690

Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(10)                           5.70%           1/20/2041       AAA             2,490        2,605,013

MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp                       6.50%            7/1/2026      Baa1             1,000        1,081,920

MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A                    6.00%           12/1/2024        AA               100          108,283

MD St Hlth & Higher Ed Fac
Univ Maryland Med Sys                             6.75%            7/1/2030      Baa1             1,950        2,166,197

Mesa AZ Ind Dev Auth
Discovery Hlth Sys Ser A(12)                      5.75%            1/1/2025       AAA               750          813,158

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Pj                        6.90%          10/15/2022      BBB+               700          717,899

Mississippi Hosp Equip & Fac
Forrest Cnty Auth Gen Hosp Pj(9)                  6.00%            1/1/2030       Aaa               615          688,056

Missouri St Hlth & Ed Fac
Auth Rites PA-1049(2)                           15.931%            6/1/2010       AAA               855        1,036,183

New Hampshire Hlth & Ed Fac
Auth Rev                                          6.00%           10/1/2024        A+               250          262,050

New Hampshire Hlth & Ed Fac
Auth Rev Hlthcare Sys(1)(15)                      6.00%            7/1/2022         A             1,750        1,869,823

New Hampshire Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Gr(9)                   5.50%            8/1/2027       AAA             3,500        3,731,035

New Hampshire Hlth & Ed Fac
Exeter Pj                                         5.75%           10/1/2031        A+             1,550        1,589,277

New Hampshire St Hlth & Ed
Concord Hosp(9)                                   5.50%           10/1/2021       Aaa               710          764,528

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                     5.75%            7/1/2031        A+               700          738,038

NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                       5.50%            8/1/2025        A+             2,000        2,046,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
North Carolina Med Care Comm                      5.50%            1/1/2020         A      $        565   $      584,764

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                             5.75%           12/1/2027        A2             1,000        1,019,210

Oregon St Hlth Hsg Ed &
Cultural Fac Auth Rev(2)                          5.25%          11/15/2019       AAA             2,000        2,158,080

Plymouth MN Hlth Fac Rev West
Hlth Pj Ser A(9)                                 6.125%            6/1/2024       AAA             2,990        3,187,041

Rhode Island St Hlth & Ed
Bldg RI Health                                    6.50%           8/15/2032       BBB             1,000        1,025,980

Rhode Island St Hlth & Ed
Bldg Roger Williams Rlty(7)                       6.50%            8/1/2029       AAA             1,240        1,356,820

South Carolina Jobs Economic
Dev Auth Hosp Fac Rev                            7.375%          12/15/2021       BBB             2,000        2,244,160

South Dakota St Hlth & Ed
Prairie Lakes Hlth                               5.625%            4/1/2032      BBB+             1,170        1,128,711

St. Cloud MN Hlthcare Rev
Hosp Oblig Group Ser A(9)                         6.25%            5/1/2018       Aaa             3,320        3,854,918

Sullivan Cnty TN Hlth Ed &
Hsg Fac Brd Rev Hosp                              6.25%            9/1/2022      BBB+             2,000        2,049,060

Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                      6.00%            7/1/2027      Baa1             1,500        1,504,050

Wisconsin St Hlth & Ed Fac
Auth Rev Hess Mem Hosp Assn(1)(15)               7.875%           11/1/2022         A             1,775        1,947,175

Wisconsin St Hlth & Ed Fac
Auth Rev Wheaton Franciscan Sv(12)                6.50%           8/15/2011       AAA               315          319,757
                                                                                                          --------------
TOTAL                                                                                                         81,718,024
                                                                                                          --------------

HOUSING 6.54%

Colorado Hsg Fin Auth Multi
Fam Hsg Ser A AMT                                 6.80%           10/1/2037       AA+             2,325        2,443,365

GA St Hsg & Fin Auth Rev Sing
Fam Mtg Ser A Sub A-2 AMT(7)                      6.40%           12/1/2015       AAA               315          321,177

Idaho Hsg & Fin Assn SF Mtg AMT                   5.25%            7/1/2033       Aaa             1,000        1,017,360

Idaho Hsg Agy Sing Fam Mtg
Ser F AMT(7)                                      7.45%            7/1/2015       Aaa               395          410,093

Illinois Hsg Dev Auth Multi
Fam Hsg Lawndale AMT(7)                           6.80%           12/1/2016       AAA             1,000        1,067,210

Illinois Hsg Dev Auth Multi
Fam Hsg Lawndale AMT(7)                           7.10%           12/1/2034       AAA             1,500        1,601,805

Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)                 5.30%           12/1/2020       AAA             1,170        1,197,647

Kentucky Hsg Corp Hsg Rev Ser D AMT               5.25%            7/1/2022       AAA               500          514,795

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
MA St Hsg Fin Agy Hsg Rev
Rental Mtg Ser A AMT(2)(7)                        7.35%            1/1/2035       AAA      $      1,385   $    1,457,546

MA St Hsg Fin Agy Hsg Rev
Sing Fam Ser 29 AMT                               6.75%            6/1/2026        AA               975        1,008,082

Maryland St Cmnty Dev Admin
Dept Hsg & Cmnty Dev Ser B AMT                   5.375%            9/1/2022       Aa2             5,000        5,124,050

Maryland St Cmnty Dev Admin
Residential Ser F AMT                             5.50%            9/1/2022       Aa2             2,500        2,582,050

Maryland St Cmnty Dev Admin
Residential Ser H AMT                             5.20%            9/1/2022       Aa2               600          609,630

Maryland St Dev Admin Dept
Hsg & Cmnty Dev Sing Fam Ser 7 AMT                7.30%            4/1/2025       Aa2                55           55,139

Minneapolis St Paul MN Hsg
Fin Rev Sing Fam Mtg Ser AB AMT(11)               6.25%           11/1/2030       AAA               750          812,902

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser G-1 AMT                               5.60%            7/1/2022       AA+               485          504,400

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(11)                6.25%            3/1/2031       AAA               610          636,328

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(11)                   Zero Coupon             3/1/2029       AAA             1,655          406,998

Montana St Brd Hsg Sing Fam
Mtg Ser A-1(7)                                    6.05%           12/1/2037       AA+             4,255        4,435,114

NE Invt Fin Auth Sing Fam
Ser D AMT(11)(17)                                 5.25%            9/1/2022       AAA               750          766,455

New Orleans LA Fin Auth Mtg
Rev Ser B-2 AMT(11)                               6.00%           12/1/2018       Aaa               410          432,144

North Carolina Hsg Fin Agy
Sing Fam Rev Ser BB AMT                           6.25%            3/1/2012        AA               940          982,958

Oklahoma Hsg Fin Agy Sing Fam
Mtg Ser B-1(11)                                   5.30%            9/1/2026       Aaa               155          160,462

Oklahoma Hsg Fin Agy Sing Fam              Zero Coupon             3/1/2029       Aaa             5,695        1,381,778

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser B-1                  Zero Coupon             3/1/2029       Aaa             3,735          893,300

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser D-2 AMT(11)          Zero Coupon             9/1/2030       Aaa             3,355          620,876

Prince Georges Cnty MD Hsg
Single Fam Ser A AMT(11)(17)                      6.15%            8/1/2019       AAA                80           85,026

Tennessee Hsg Dev Agy Mtg Fin Ser A               5.95%            7/1/2028        AA             1,075        1,094,963

Tennessee Hsg Dev Agy Mtg Fin
Ser A AMT                                        7.125%            7/1/2026        AA               120          124,128

Vermont Hsg Fin Agy Sing Fam
Hsg Ser 16A AMT(9)                                5.50%           11/1/2021       AAA             3,405        3,505,448

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Washington St Hsg Fin Cmnty
Sing Fam Prog Ser A-2 AMT(11)(17)                 6.30%           12/1/2027       Aaa      $        560   $      583,688

West Virginia St Hsg Dev Fd
Hsg Fin Ser B AMT                                 5.25%           11/1/2018       AAA             2,345        2,392,088

Wyoming Cmnty Dev Auth Hsg
Rev Ser 2 AMT                                     6.35%            6/1/2029        AA               160          167,011

Wyoming Cmnty Dev Auth Hsg
Rev Ser 5                                         5.90%            6/1/2017        AA               500          532,330
                                                                                                          --------------
TOTAL                                                                                                         39,928,346
                                                                                                          --------------

INDUSTRIAL 4.34%

Clark Cnty NV Ind Dev Rev PA
Ser 349 RIBs                                     9.152%           10/1/2030         A             6,250        6,283,750

Clark Cnty NV Ind Dev Rev Ser
C AMT(2)                                          5.95%           12/1/2038       AAA             3,320        3,629,457

Connecticut St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                    7.00%            7/1/2025       AAA             2,500        2,733,950

Golden St Tob Securitization
Tobacco Avg Life 15.3                             6.75%            6/1/2039        A1             5,250        4,877,092

Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                    5.875%            2/1/2036        A+               500          517,005

Moraine OH Solid Waste Disp
General Motors Corp Pj AMT                        5.65%            7/1/2024        A3               450          438,556

Rhode Island St Eco Dev
Providence Place Mall(3)                         6.125%            7/1/2020        AA               550          621,825

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                   7.375%           10/1/2020       AA+               650          831,279

Tobacco Settlement Fin Corp
Tobacco - Avg Life 15.5 yrs                       6.75%            6/1/2039        A1             5,000        4,609,400

Wyandotte Cnty KS City KS
Univ Govt Ref GM Grp Pj                           6.00%            6/1/2025        A3             1,900        1,998,420
                                                                                                          --------------
TOTAL                                                                                                         26,540,734
                                                                                                          --------------

LEASE 5.12%

Arizona ST Ctfs Partn Ser A(12)                   5.00%           11/1/2020       AAA               200          209,352

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(12)                        5.75%           12/1/2018       Aaa               555          622,227

Bemidji MN Lease Rev MN St
Bureau Criminal Appreh(12)                        5.75%           12/1/2019       Aaa               315          352,469

Boise City ID Lease Rev Urban
Renewal ADA Cnty Courts(2)                        6.25%           8/15/2019       AAA             7,385        8,612,313

Grand Rapids MI Pub Sch(12)                       5.00%           11/1/2021       AAA               250          259,630

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Greenville Cnty SC Sch Dist
Installment Pur Ref Bldg                          5.50%           12/1/2028       AA-      $      6,000   $    6,273,060

Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj                        6.125%           11/1/2019       Aa1             1,000        1,165,070

Murray City UT Mun Bldg Auth
Ser A(2)                                          5.30%           12/1/2021       Aaa             2,925        3,164,090

Providence RI Redev Agy Rev
Pub Safety & Mun Bldgs Ser A(2)                   5.75%            4/1/2029       Aaa               415          452,263

Puerto Rico Comwlth Ser A                         5.50%           10/1/2040       AAA             1,000        1,077,460

Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj(13)                           5.00%            3/1/2022       AAA             1,000        1,032,260

St Paul MN Port Auth Lease
Rev Office Bldg                                   5.00%           12/1/2022       AA+             1,000        1,030,860

Union Cnty Impt Auth Rev
Lease-Madison Redev PJ(c)                         5.00%            3/1/2025       Aa1             2,000        2,039,080

West Vy City Utah Mun Bldg(2)                     5.50%            8/1/2027       AAA             1,000        1,061,340

Wyoming Bldg Corp Rev(2)                          6.00%           10/1/2021       AAA             2,000        2,284,240

Wyoming Bldg Corp Rev(2)                          6.00%           10/1/2019       AAA             1,425        1,637,539
                                                                                                          --------------
TOTAL                                                                                                         31,273,253
                                                                                                          --------------

MISCELLANEOUS 8.43%

AZ Tourism & Sports Auth Tax
Multipurpose Stadium(12)                         5.375%            7/1/2022       Aaa             5,000        5,372,600

CO Ed & Cultural Fac Auth Rev
Colorado Public Radio                            5.625%            7/1/2022       BBB               100          104,724

Dallas TX Area Rapid Tran Sr
Lien(2)                                           5.00%           12/1/2031       AAA             1,085        1,094,038

Florida St FL Dept of
Transportation                                    5.00%            7/1/2027       AA+             3,500        3,570,070

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)                     5.75%            7/1/2015       AAA             1,500        1,670,835

George L Smith II GA World
Congress Ctr Rev AMT(12)                          5.50%            7/1/2020       AAA               700          745,731

Hampton VA Convention Ctr Rev(2)                 5.125%           1/15/2028       AAA             5,000        5,145,000

Hampton VA Convention Ctr Rev(2)                  5.25%           1/15/2023       AAA             1,000        1,050,670

Indiana Bd Bk Rev St
Revolving Fund Prog Ser A                         6.75%            2/1/2017       AAA               500          551,085

Louisiana Loc Govt Envir Fac
Pkg Fac Garage Pj Ser A(2)                       5.375%           10/1/2026       AAA             1,500        1,579,905

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                          Zero Coupon             1/1/2022         A             4,640        1,591,752

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Manchester NH Hsg & Redev
Auth Rev Ser B(1)                          Zero Coupon             1/1/2026         A      $      5,140   $    1,330,849

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                          Zero Coupon             1/1/2023         A             4,340        1,379,512

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                          Zero Coupon             1/1/2019         A             2,170          926,395

Manchester NH Hsg & Redev
Auth Rev Ser B(1)                          Zero Coupon             1/1/2029         A             3,040          653,722

MS Dev Bk Spl Oblig Cap Pjs &
Equip Acquisition(2)                              5.00%            7/1/2024       AAA             2,000        2,093,700

New Hanover Cnty NC Ctfs
Partn New Hanover Cnty Projs(2)                  4.625%            3/1/2028       AAA             1,200        1,178,184

Omaha Convention Hotel Corp.
Rite-PA 1078(2)                                  8.535%            4/1/2010       AAA             5,000        5,286,600

Pittsburgh & Allegheny Cnty
PA Auditorium Regl Asset Dist(2)                  5.00%            2/1/2029       AAA             5,000        5,073,200

Southwest Houston TX Redev
Auth Tax Increment Contract(3)(c)                 4.75%            9/1/2023        AA             1,000          962,020

St. Louis MO Ind Dev Auth Rev
Kiel Ctr Multi Purp Arena AMT                    7.875%           12/1/2024       BBB(a)          3,500        3,564,435

Tobacco Settlement Fing Corp.
Asset-Bkd-Ser A                                   6.50%            6/1/2033        A1             4,000        3,665,800

Village Ctr Cmnty Dev Dist FL
Ser A(12)                                         5.00%           11/1/2032       AAA             1,000        1,019,350

Virginia St Pub Bldg Auth Pub
Fac Rev Ser A                                     5.75%            8/1/2020       AA+               600          668,502

Westminister CO Sales & Use
Tax Ref Rev(2)                                    5.25%           12/1/2022       AAA             1,090        1,156,926
                                                                                                          --------------
TOTAL                                                                                                         51,435,605
                                                                                                          --------------

POWER 2.89%

Grant Cnty WA Pub Util Dist
#2 Pr Rap Hydro 2nd Ser B AMT(12)                5.375%            1/1/2018       AAA               300          317,385

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(12)                  6.60%            1/1/2025       AAA               135          145,894

Long Island Pwr Auth NY Elec
Rites PA 686 RIBs(12)(18)                        9.389%           12/1/2022       AAA             5,500        5,644,540

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(9)                               5.25%            7/1/2020       AAA             2,600        2,775,344

Milwaukee WI Loc Dist Heating
Fac Rev WI Elec Pwr Co Pj AMT                     6.85%           10/1/2021       Aa3             4,100        4,180,155

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
North Carolina Muni Pwr Agy
#1 Catawba Elec Rev(1)(15)                        5.00%            1/1/2015         A      $      3,475   $    3,525,735

South Carolina St Pub Svc(9)                      5.25%            1/1/2019       AAA               950        1,025,877
                                                                                                          --------------
TOTAL                                                                                                         17,614,930
                                                                                                          --------------

PRE-REFUNDED 10.14%

Baltimore MD Rev Water Pj Ser A(9)                6.00%            7/1/2018       AAA               285          337,229

Baltimore MD Rev Water Pj Ser A(9)                6.00%            7/1/2020       AAA               275          325,397

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(12)             Zero Coupon             8/1/2015       AAA             1,000          505,300

Cumberland Cnty NC Ctfs Partn
Civic Ctr Proj Ser A(2)                           6.40%           12/1/2019       AAA             2,800        3,097,556

Delaware Transn Auth Trans
Sys Rev Sr                                        6.00%            7/1/2020        AA             5,965        7,058,146

Detroit MI Wtr Supply Sys Sr
Lien Ser A(6)                                     5.75%            7/1/2028       AAA             1,500        1,764,045

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                        6.00%            6/1/2030        AA             3,500        4,162,830

Glendale AZ Dev Auth Ed Fac
Rev Amer Graduate Sch Intl(5)                    7.125%            7/1/2020       AAA             1,000        1,137,160

Houston TX Wtr & Swr Sys Rev
Ser D(12)                                        6.125%           12/1/2029       AAA             1,400        1,514,968

Indiana St Ed Fac Auth Rev                        6.65%            3/1/2019       AAA               860          920,415

Iowa Fin Auth Rev ETM                             5.25%           8/15/2021       Aa2               235          250,573

Iowa Fin Auth Rev IA St
Revolving Fd Comb Ser                             6.25%            5/1/2024        A+             3,400        3,619,878

Kilmarnock VA Pub Impt                            6.25%            3/1/2027       AAA             1,430        1,636,363

Lane Cnty OR Sch Dist #052                       5.625%           6/15/2020       Aa3               800          926,624

Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(12)                             5.75%            7/1/2019       AAA             2,000        2,316,480

Linn Cnty OR Cmnty Sch Dist
No 9 Lebanon(12)                                 6.125%           6/15/2025       AAA             5,000        5,951,300

Massachusetts St Cons Ln-Ser B                    6.00%            6/1/2016       AAA             3,300        3,898,587

Missouri St Envr Impt & Enrg
Prerefunded St Revolv FD Ser B                    7.20%            7/1/2016       Aaa             1,965        2,150,948

New York St Urban Dev Corp
Rev Correctl Fac(9)                              5.125%            1/1/2022       AAA             5,000        5,622,500

NJ St Transn Tr Fd Auth
Transn Sys Ser B                                  6.00%           6/15/2019       AA-             2,550        3,014,763

North Providence RI Ser A(12)                    6.125%            7/1/2016       AAA             1,410        1,661,262

Ohio St                                           6.20%            8/1/2013       AA+               750          846,855

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Phoenix AZ Civic Impt Corp (6)                    6.00%            7/1/2024       AAA      $      2,400   $    2,867,592

Puerto Rico Comwlth Pub Impt RIBs               10.239%            7/1/2029        A-               750          911,475

University NM Tech Dev Corp
Lease Rev Univ Ctr Res Ser A(12)                  6.55%           8/15/2025       AAA             1,410        1,541,299

Weber Cnty UT Mun Bldg Auth
Lease Rev(3)                                      7.50%          12/15/2019       AAA             2,250        2,535,165

White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(9)                 6.00%            1/1/2026       Aaa             1,090        1,277,371
                                                                                                          --------------
TOTAL                                                                                                         61,852,081
                                                                                                          --------------

RESOURCE RECOVERY 3.26%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                      6.40%            1/1/2015       AAA               900          952,614

Fairfax Co VA Wtr Auth Wtr Rev Ref                5.00%            4/1/2027       AAA             3,000        3,060,990

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving B                     7.20%            7/1/2016       Aaa             1,285        1,398,131

MS Dev Bk Spl Oblig Waste Wtr
& Solid Waste Mgmt-A(9)                           5.00%            2/1/2028       AAA             1,000        1,017,030

Richmond VA Pub Util Rev Ref(9)                   5.00%           1/15/2033       AAA            10,000       10,184,300

Sonoma Cnty CA Wtr Agy Wtr
Rev Ser A(12)                                     5.00%            7/1/2032       AAA             3,200        3,274,432
                                                                                                          --------------
TOTAL                                                                                                         19,887,497
                                                                                                          --------------

SPECIAL TAX 3.11%

Cache Cnty UT Sales Tax Rev(6)                    5.00%          12/15/2022       AAA             1,470        1,507,397

Illinois Sports Fac Auth St
Tax Supported(2)                                  5.00%           6/15/2032       AAA             4,830        4,891,293

Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(12)                  5.00%          12/15/2019       AAA               750          793,065

Los Angeles CA Cmnty Facs
Dist Playa Vista(2)(c)                            4.50%            9/1/2021       AAA             3,825        3,801,170

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                               5.25%           11/1/2023       AAA             1,765        1,854,397

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                      5.75%           6/15/2019       Aaa             1,500        1,692,060

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                      5.50%           6/15/2020       Aaa               650          705,120

Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax #1998-1(9)             5.25%            9/1/2028       AAA               355          368,469

San Juan Cnty NM Tax / Motor
Ref & Impt(12)(18)                                5.25%           5/15/2022       AAA               390          411,594

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
UT Tran Auth Sales Tax Rev Ser A(9)               5.00%           6/15/2025       AAA      $      1,000   $    1,014,520

West Virginia St Pub Svc of Pj(12)                5.75%            6/1/2025       AAA             1,800        1,964,412
                                                                                                          --------------
TOTAL                                                                                                         19,003,497
                                                                                                          --------------

TRANSPORTATION 5.83%

Billings MT Arpt Rev AMT(12)                      6.10%            7/1/2016       AAA               190          217,200

Billings MT Arpt Rev AMT(12)                      6.20%            7/1/2020       AAA             2,775        3,148,211

Colorado Springs CO Arpt Rev
Ref Sys Ser A AMT(9)                              5.00%            1/1/2022       AAA             2,000        1,983,040

Dallas TX Area Rapid Tran Sr
Lien(2)                                           5.00%           12/1/2026       AAA             1,000        1,011,850

Denver CO City & Cnty Arpt
Ser A AMT(6)                                      5.00%          11/15/2017       AAA             1,000        1,029,580

Greater New Orleans Expwy Ref
& Impt(2)(c)                                      5.00%           11/1/2033       AAA             4,580        4,651,311

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(9)                                 5.70%            7/1/2030       AAA             2,615        2,719,051

Houston TX Arpt Sys Rev Sub
Lien Ser A AMT(6)                                 5.50%            7/1/2012       AAA             1,610        1,774,123

Metropolitan Trans Auth NY
Rev Ser U FGIC-TCRS(6)(14)                       5.125%          11/15/2031       AAA             5,000        5,123,750

Miami-Dade Cnty FL Aviation
Ser A AMT(9)                                     5.125%           10/1/2035       AAA             3,000        3,003,330

Michigan St Trunk Line Ref
Ser A(12)                                         4.75%           11/1/2020       AAA               800          815,784

NW Pkwy Pub Hwy Auth CO Rev
Cap Apprec Sr Ser B(9)                     Zero Coupon            6/15/2028       AAA            10,000        2,301,500

Port Kalama WA Rev Ser B AMT                     5.625%           12/1/2015        A3             1,025        1,061,008

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                         6.00%            7/1/2026         A             1,500        1,619,100

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)(16)              10.58%            7/1/2026       Aaa               500          593,410

Rhode Island St Eco Corp Arpt
Rev Ser B(6)                                      6.00%            7/1/2028       AAA             1,200        1,343,304

Rhode Island St Eco Corp Arpt
Rev Ser B(6)                                      6.00%            7/1/2020       AAA             1,210        1,377,258

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(9)                 6.125%            1/1/2027       AAA               500          553,295

St. Louis MO Arpt Rev Airport
Dev Prog Ser A(12)                                5.00%            7/1/2020       AAA             1,200        1,231,716
                                                                                                          --------------
TOTAL                                                                                                         35,557,821
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
WATER/SEWER 7.04%

Arkansas St Cmnty Wtr Sys Pub
Wtr Auth Rev Ref-Ser B(12)                        5.00%           10/1/2027       AAA      $      1,125   $    1,144,564

Atlanta GA Wtr & Waste Wtr
Rev Ser A(12)                                     5.00%           11/1/2039       AAA             5,000        5,054,350

Austion TX Wtr & Waste System
Ref-Ser B(9)                                      5.25%           5/15/2031       AAA             1,030        1,062,898

Brighton Township MI San Sew
Drainage Dist(9)                                  5.25%           10/1/2018       AAA             1,615        1,707,539

Broad River NC Wtr Auth(12)                      5.375%            6/1/2026       Aaa               400          423,856

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(12)                  5.25%            9/1/2020       Aaa               320          343,827

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(12)                  5.25%            9/1/2023       Aaa               445          468,612

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(12)                  5.25%            9/1/2021       Aaa             1,025        1,094,762

Clarksburg WV Wtr Rev(6)                          5.25%            9/1/2019       AAA             1,500        1,612,095

Detroit MI Wtr Supply Sys SR
Lien-Ser A(12)                                    5.00%            7/1/2034       AAA             4,000        4,038,040

Evansville IN Sew Wks Rev
Ref-Ser A(2)                                      5.00%            7/1/2023       AAA             1,000        1,025,740

Fort Lauderdale FL Wtr & Swr(12)                 4.625%            9/1/2028       AAA             3,000        2,940,540

Gainesville GA Wtr & Sew Rev(9)                  5.375%          11/15/2020       AAA             2,900        3,152,822

Gautier MI Util Dist Util Sys
Rev Ref(6)                                       5.125%            3/1/2019       Aaa               425          447,814

Grand Forks ND Wtr Rev Ser D(12)                 5.375%            9/1/2020       Aaa             1,150        1,220,955

Iowa City IA Swr Rev(9)                          5.375%            7/1/2020       Aaa               620          657,863

Kansas St Dev Fin Auth Rev
Pub Wtr Supply Revolving Ln-2                     4.75%            4/1/2018       Aa3             1,180        1,218,621

Lexington Cnty SC JT Mun Wtr
& Swr Commn(2)                                   4.625%            6/1/2033       AAA             2,000        1,950,620

Midlothian TX Wtr Dist(9)                  Zero Coupon             9/1/2022       AAA             2,000          739,760

New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A                      5.50%           6/15/2023        AA             1,050        1,100,852

Oregon St Brd Bk Rev OR Econ
Cmnty Dev Dept Ser A(12)                          5.50%            1/1/2017       AAA               570          621,465

Paragould AR Wtr Swr & Elec Rev(2)                5.65%           12/1/2025       AAA               615          662,429

Rockingham NC Ctfs Partn(2)                       5.00%            4/1/2020       AAA             1,205        1,268,937

South Dakota Conservancy Dist(2)                  5.00%            8/1/2022       Aaa             2,700        2,768,202

South Dakota Conservancy Dist
Rev Clean Wtr St Revolving Fd(2)                  5.00%            8/1/2022       Aaa               500          513,325

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Utah Wtr Fin Agy Rev Pooled
LN Fing Prog(2)                                  5.125%            7/1/2023       Aaa      $      1,000   $    1,028,470

Whittier CA Util Auth Wtr Rev(12)                 5.00%            6/1/2033       AAA             1,000        1,017,480

WV St Wtr Dev Auth Rev Loan
Prog III Ser A AMT(2)                             6.25%            7/1/2030       AAA             1,470        1,629,407

WV Wtr Dev Auth Infrastucture
Rev Ser A(9)                                     5.625%           10/1/2026       AAA             1,555        1,650,010

York Cnty VA Swr Rev                             5.875%            6/1/2024       Aa3               330          362,832
                                                                                                          --------------
TOTAL                                                                                                         42,928,687
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $561,184,933)                                                                    592,886,705
                                                                                                          ==============

                                                                                                 SHARES
                                                                                                  (000)
                                                                                                 ------
SHORT-TERM INVESTMENT 4.70%
FINANCIAL SERVICES 4.70%

Dreyfus Municipal Cash Management Plus (Cost $28,675,844)                                        28,676       28,675,844
                                                                                                          ==============
TOTAL INVESTMENTS 101.86% (Cost $589,860,777)                                                             $  621,562,549
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
CALIFORNIA TAX-FREE FUND MARCH 31, 2003

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
                                                                                                  (000)
                                                                                              ---------
MUNICIPAL BONDS 96.61%

EDUCATION 10.16%

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Mech Arts                     5.25%           10/1/2026        A3      $        500          506,205

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Sacred Hrt                    6.45%            6/1/2030      Baa3             1,000        1,076,430

Baldwin Park CA Uni Sch Dist
Election 2002(9)(c)                               5.00%            8/1/2027       AAA             1,000        1,020,150

CA Ed Fac Auth Rev
Loyola-Marymount Univ(12)                         5.00%           10/1/2024       Aaa               775          795,631

CA Ed Fac Auth Rev Pepperdine Univ                5.75%           9/15/2030        A1             2,000        2,148,320

CA Ed Fac Auth Rev Res Ctfs
Ser 113 RIBs                                     8.975%           12/1/2027       AAA             2,525        2,686,903

CA Ed Fac Auth Rev Scripps College                5.25%            8/1/2026        A1             1,145        1,168,908

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
CA Ed Fac Auth Rev Scripps College                5.25%            8/1/2021        A1      $        425   $      440,924

CA Ed Fac Auth Rev Univ of
Southern CA                                       5.50%           10/1/2027       AA+             1,160        1,240,144

California Ed Fac Auth Rev
Univ of San Diego(2)                              5.00%           10/1/2028       Aaa             1,250        1,275,138

California Ed Fac Auth Rev
Univ of San Francisco(12)                         6.00%           10/1/2026       AAA             2,565        2,891,242

California Ed Fac Auth Rev
Univ of San Francisco(12)                         6.00%           10/1/2016       AAA                75           85,925

California St Univ Fndtn Rev
Monterey Bay(12)                                  5.30%            6/1/2022       AAA               250          264,920

California St Univ Fndtn Rev
Sacramento Auxiliary Ser A(12)                    5.50%           10/1/2027       AAA               400          432,236

California St Univ Rev &
Colleges Hsg Sys(6)                               5.90%           11/1/2021       AAA             1,045        1,166,732

California Statewide Cmntys
Dev Auth Aux Fndtn CA St Univ(12)                 5.20%            6/1/2024       AAA               525          550,462

Sonoma Cnty CA Jr College
Dist Election 2002-Ser A(9)                       5.25%            8/1/2022       AAA             1,140        1,208,001

University CA Rev Multi Purp Ser K                5.25%            9/1/2024        AA             1,545        1,608,021
                                                                                                          --------------
TOTAL                                                                                                         20,566,292
                                                                                                          --------------

GENERAL OBLIGATION 28.41%

Anaheim CA Unified High Sch
Dist Ser A(9)                                     5.00%            8/1/2025       AAA               785          804,358

Antelope Valley CA Unified
High Sch(12)                                      5.00%            8/1/2022       AAA             2,180        2,265,456

Barstow CA Unified Sch Dist
Ser A(6)                                          5.00%            8/1/2026       Aaa             2,500        2,557,850

Berryessa CA Unified Sch Dist
Election of 1999 Ser B(9)                         5.25%            8/1/2019       AAA             1,015        1,097,854

California St(6)                                  5.25%            9/1/2030       AAA               990        1,019,334

California St Veterans(12)                        5.00%            2/1/2022       AAA             2,700        2,783,403

California St Veterans(12)(18)                    5.00%            2/1/2029       AAA             3,000        3,049,050

California St Veterans Ser B AMT                  5.70%           12/1/2032       AA-               715          732,761

Capistrano CA Unified Sch
Dist Fac Impt Dist #1 Ser A(6)                    6.00%            8/1/2024       AAA             2,500        2,816,425

Centinela Valley CA High Sch
Election 2000 Ser D(6)                            5.25%            8/1/2024       AAA             1,145        1,210,391

Centralia CA Sch Dist
Election of 2002 Ser A(6)                         5.00%            8/1/2024       AAA               580          594,071

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Centralia CA Sch Dist
Election of 2002 Ser A(6)                         5.00%            8/1/2023       AAA      $      1,070   $    1,101,255

Corona-Norco CA Uni Sch Dist
Cap Apprec-Ser D(9)                        Zero Coupon             9/1/2027       AAA             5,085        1,391,408

El Monte CA City Sch Dist Ser A(9)                6.25%            5/1/2025       AAA             1,230        1,405,103

Escondido CA Un Sch Dist Ser A(9)                 5.25%            8/1/2022       AAA             1,000        1,058,900

Franklin-McKinley CA Sch Dist
Ser B(9)                                          5.00%            8/1/2027       AAA               675          688,601

Fremont CA Unified High Sch
Dist Santa Clara Cnty Ser B(6)                    5.25%            9/1/2025       AAA             1,000        1,042,300

Los Angeles CA Cmnty College
Ser A(12)                                         5.00%            6/1/2026       AAA             2,375        2,425,112

Los Angeles CA Uni Sch Dist
Ser A(9)                                          5.00%            7/1/2024       AAA             1,000        1,028,200

Mojave CA Unified Sch Dist
Sch Fac Impt Dist No 001(6)                       5.00%            8/1/2024       AAA             1,060        1,087,751

Mojave CA Unified Sch Dist
Sch Facs Impt Dist No 001(6)                      5.25%            8/1/2022       AAA             1,230        1,302,447

Monrovia CA Unified Sch Dist
Cap Apprec Ser B(6)                        Zero Coupon             8/1/2032       AAA             5,250        1,097,093

Montebello CA Unified Sch Dist(9)                 5.00%            8/1/2020       AAA               350          368,091

Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(9)                       5.50%            3/1/2026       AAA               465          499,159

Newark CA Unified Sch Dist
Cap Apprec Elec of 1997 Ser D(9)           Zero Coupon             8/1/2026       AAA             5,000        1,436,050

Oxnard CA Unified High Sch
Dist Ref Ser A(12)                                6.00%            2/1/2020       AAA               650          763,445

Oxnard CA Unified High Sch
Dist Ref Ser A(12)                                6.20%            8/1/2030       AAA             3,000        3,526,470

Pittsburg CA Unified Sch Dist
Ser E(9)                                          6.00%            8/1/2024       AAA             1,380        1,543,475

Pittsburg CA Redev Agy Los
Medanos Cmnty Dev Pj(2)                    Zero Coupon             8/1/2026       AAA             3,500        1,005,235

Placer CA Union High Sch Dist
Cap Apprec Ser A(6)                        Zero Coupon             8/1/2020       AAA             2,000          847,080

Pomona CA Unified Sch Dist(12)                    6.15%            8/1/2030       AAA             1,000        1,186,800

Pomona CA Unified Sch Dist
Ser A(12)                                         6.55%            8/1/2029       AAA             1,000        1,283,080

Rancho Santiago CA Cmnty
College Dist Election of 2002(12)                 5.00%            9/1/2027       AAA             2,000        2,040,600

San Gabriel CA Unified Sch
Dist Ser A(9)                                     5.00%            8/1/2024       AAA             2,725        2,796,340

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Santa Cruz CA City Elem Sch
Dist Ser B(6)                                     6.00%            8/1/2029       AAA      $      2,500   $    2,841,475

Southwestern Cmnty College(2)                    5.375%            8/1/2025       AAA             1,500        1,602,525

Wiseburn CA Sch Dist Cap Ser A(6)                 5.25%            8/1/2022       AAA             3,125        3,285,656
                                                                                                          --------------
TOTAL                                                                                                         57,584,604
                                                                                                          --------------

HEALTHCARE 2.82%

Abag Fin Auth for Nonprofit
Corp CA Ctfs Partn Woods Oblig(1)                 6.20%           11/1/2029         A               975        1,068,707

CA Infrastructure & Econ Dev
Bk Rev Kaiser Hosp Ser A                          5.50%            8/1/2031         A             1,300        1,326,598

CA Infrastructure & Econ Dev
Bk Rev Kaiser Hosp Ser B                          5.55%            8/1/2031         A               650          664,820

CA Infrastructure & Econ
Scripps Research Inst Ser A                       5.75%            7/1/2030       Aa3             1,500        1,611,570

Torrance CA Hosp Rev Torrance
Memorial Med Ctr SerA                             5.50%            6/1/2031        A+               500          506,060

Torrance CA Hosp Rev Torrance
Memorial Med Ctr SerA                             6.00%            6/1/2022        A+               500          535,970
                                                                                                          --------------
TOTAL                                                                                                          5,713,725
                                                                                                          --------------

HOUSING 3.08%

California Hsg Fin Agy Rev
Home Mtg Ser K AMT(12)(7)                  Zero Coupon             2/1/2022       AAA             5,000        1,742,450

California Hsg Fin Agy Rev
Home Mtg Ser K AMT **(12)(7)                 0.00%/5.7%     2/1/2012 & 2015       AAA             5,295        3,471,508

Cathedral City CA Pub Fing
Tax Alloc Hsg(12)                                 5.00%            8/1/2026       AAA             1,000        1,026,940
                                                                                                          --------------
TOTAL                                                                                                          6,240,898
                                                                                                          --------------

INDUSTRIAL 5.29%

California Poll Ctrl Fin Auth
Rev Southern CA Ser B AMT(2)(14)                  6.40%           12/1/2024       AAA            10,435       10,727,493
                                                                                                          --------------

LEASE 10.01%

California St Pub Wk Brd
Lease Rev Dept Gen Svcs Teale Data(2)             5.25%            3/1/2020       AAA             1,000        1,060,550

Chula Vista CA Ctfs Partn(12)                     5.00%            8/1/2023       AAA             1,205        1,242,813

Inglewood CA Pub Fin Auth Rev
Ser A(2)                                          5.25%            8/1/2021       AAA               600          637,350

Orange Cnty CA Recovery Ctfs
Partn Residual Ser 128 RIBs(12)                 10.325%            7/1/2019       AAA(b)          2,500        3,118,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Orange Cnty CA Recovery Ctfs
Partn Ser A(12)                                   6.00%            7/1/2026       AAA      $        750   $      847,388

Plumas Cnty CA Ctfs Partn Cap
Impt Prog-Ser A(2)                                5.25%            6/1/2023       AAA             1,365        1,442,914

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                             5.00%           12/1/2020       AAA             2,000        2,092,580

Sacramento CA City Fin Auth
Rev Cap Impt Ser A(2)                             5.00%           12/1/2026       AAA               900          918,684

San Buenaventura CA Ctfs
Partn Ser C(2)                                    5.25%            2/1/2031       AAA             2,575        2,696,669

San Francisco CA City & Cnty
San Bruno Jail No 3(2)                            5.25%           10/1/2033       AAA             5,000        5,178,400

Santa Ana CA Unified Sch Dist
Ctfs Partn Fin Pj(9)                       Zero Coupon             4/1/2019       AAA             2,295        1,053,130
                                                                                                          --------------
TOTAL                                                                                                         20,288,628
                                                                                                          --------------

MISCELLANEOUS 1.82%

CA Infrastructure & Econ Bk
Rev Asian Museum Fdtn(12)                         5.25%            6/1/2030       AAA               115          118,587

CA Infrastructure & Econ Bk
Rev YMCA Metropolitan LA Pj(2)                    5.25%            2/1/2026       AAA             2,000        2,095,280

Oakland CA JT Pwrs Fin Auth
Reassmt Rev                                       5.50%            9/2/2024        A-               410          432,976

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.50%            8/1/2029      BBB+             1,000        1,041,050
                                                                                                          --------------
TOTAL                                                                                                          3,687,893
                                                                                                          --------------

POWER 7.61%

CA St Dept Wtr Res Pwr Supply
Rev Insured Series(13)                           5.375%            5/1/2017       AAA             1,000        1,102,720

Los Angeles CA Wtr & Pwr Rev
Pwr Sys-A-A-1(12)(18)                             5.00%            7/1/2024       AAA               850          868,216

M-S-R Pub Pwr Agy CA San Juan
Pj Rev Ser D ETM(12)                              6.75%            7/1/2020       AAA               990        1,246,964

Northern CA Transmission Rev
RIBs(12)                                         9.012%           4/29/2024       AAA             8,500        8,906,470

Puerto Rico Elec Pwr Auth Rev
Ser II(9)                                        5.125%            7/1/2026       AAA               500          522,465

Sacramento CA Muni Util Dist
Ref Ser M(12)(18)                                 5.25%            7/1/2028       AAA               975        1,004,162

Sacramento CA Muni Util Dist
Ref-Ser Q(9)                                      5.25%           8/15/2022       AAA             1,000        1,059,110

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Shasta CA Jt Pwrs Fing Auth
Cnty Admin Bldg PJ-A(12)                          5.25%            4/1/2023       AAA      $        675   $      710,390
                                                                                                          --------------
TOTAL                                                                                                         15,420,497
                                                                                                          --------------

PRE-REFUNDED 4.45%

CA Ed Fac Auth Rev Pooled
College/Univ Ser C ETM                            6.50%            6/1/2020      Baa3             3,000        3,553,320

East Bay CA Muni Util Dist
Wst Wtr Treatment Sys Rev RIBs(2)                 9.37%            6/1/2020       AAA             2,050        2,161,397

San Francisco CA City & Cnty
Arpt Commn Rev Ser Issue 2(12)                    6.75%            5/1/2020       AAA             3,230        3,308,780
                                                                                                          --------------
TOTAL                                                                                                          9,023,497
                                                                                                          --------------

RESOURCE RECOVERY 1.07%

California Poll Ctrl Fin Auth
Rev Pacific Gas/Elec Ser A AMT(12)                5.35%           12/1/2016       AAA             2,000        2,176,380
                                                                                                          --------------

SPECIAL TAX 7.92%

Concord CA Redev Agy Tax
Alloc Ser 3(4)                                    8.00%            7/1/2018       AAA                35           35,557

Csuci Fin Auth Rev CA East
Campus Cmnty Ser A(12)                            5.25%            9/1/2026       AAA             5,500        5,692,500

Los Angeles Cnty CA Met Trans
Auth Sales Prop A-1St Sr-Ser A(9)                 5.00%            7/1/2027       AAA               400          408,884

Riverside Cnty CA Redev Agy
Tax Alloc Jupura Valley Proj(2)                   5.25%           10/1/2035       AAA             2,000        2,102,140

Rnr Sch Fin Auth CA Spl Tax
Cmnty Fac Dist #92-1 Ser A(2)                    5.625%            9/1/2030       AAA             3,985        4,329,902

Salida CA Area Pub Fac Fin
Agy Cmnty Fac Dist Spl Tax #1998-1(9)             5.25%            9/1/2028       AAA               900          934,146

San Francisco CA Bay Area
Rapid Tran Dist Sales Tax Rev(2)                  5.00%            7/1/2026       AAA             2,500        2,552,300
                                                                                                          --------------
TOTAL                                                                                                         16,055,429
                                                                                                          --------------

TRANSPORTATION 9.43%

Bay Area Govt Assn CA Rev
Bart SFO Extn-Arpt Premium-A(2)                   5.00%            8/1/2026       AAA             2,000        2,046,280

Fresno CA Arpt Rev Ser A(9)                       5.50%            7/1/2030       AAA             1,500        1,594,815

Port Oakland CA Port Rev Ser J(12)                5.50%           11/1/2026       AAA             5,000        5,374,500

San Francisco CA City & Cnty
Aprt Commn Ser 2 Issue 15A AMT(9)                 5.00%            5/1/2017       AAA             2,000        2,093,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
San Francisco CA City & Cnty
Arpt Commn Rev Ser Issue 6 AMT(2)                 6.50%            5/1/2018       AAA      $      4,500   $    4,793,805

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(9)                 6.125%            1/1/2027       AAA               500          553,295

San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(9)                        5.75%            1/1/2014       AAA               500          556,075

San Francisco CA City & Cnty
Ref Second Ser 28B(12)                            5.25%            5/1/2023       AAA             2,000        2,104,600
                                                                                                          --------------
TOTAL                                                                                                         19,116,370
                                                                                                          --------------

WATER/SEWER 4.54%

El Monte CA Wtr Auth Rev(2)                       5.60%            9/1/2029       AAA             2,000        2,163,380

Imperial CA Ctfs Partn Ref
Wtr Fac(6)                                        5.00%          10/15/2020       AAA             3,250        3,421,308

Palo Alto CA Util Rev Ser A                       6.25%            6/1/2020       AA+             1,610        1,723,441

San Luis Obispo Cnty CA Ser A(12)                5.375%            8/1/2030       AAA             1,800        1,894,967
                                                                                                          --------------
TOTAL                                                                                                          9,203,096
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $185,130,273)                                                                    195,804,802
                                                                                                          ==============

                                                                                                 SHARES
                                                                                                  (000)
                                                                                                 ------
SHORT-TERM INVESTMENT 3.90%
FINANCIAL SERVICES 3.90%

Dreyfus General CA Fund Class A (Cost $7,906,779)                                                 7,907        7,906,779
                                                                                                          ==============
TOTAL INVESTMENTS 100.51% (Cost $193,037,052)                                                             $  203,711,581
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
CONNECTICUT TAX-FREE FUND MARCH 31, 2003

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
                                                                                                  (000)
                                                                                              ---------
MUNICIPAL BONDS 96.92%

EDUCATION 23.16%

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(12)                              5.00%            7/1/2032       AAA      $      1,550        1,579,775

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(12)                              5.25%            7/1/2022       AAA               400          431,880

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(12)                          5.50%            7/1/2029       AAA      $      1,235   $    1,318,486

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(12)                          5.25%            7/1/2019       AAA               600          644,352

CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(3)                                    5.35%            7/1/2031        AA               695          715,475

CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D                          5.25%            7/1/2031        A2             2,750        2,841,300

CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                            5.75%            7/1/2029        A+             3,200        3,436,640

CT St Hlth & Ed Fac Auth Rev
Quinnipiac College Ser E(1)(9)                    4.75%            7/1/2028       AAA               500          500,575

CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(12)                        5.40%            7/1/2027       AAA             1,350        1,408,685

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(12)                        5.875%            7/1/2026       AAA             1,000        1,103,070

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)                          5.00%            7/1/2021       AAA             1,000        1,048,740

CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                              5.375%            7/1/2029        A+               210          216,774

CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(3)                            5.25%            7/1/2032        AA             2,900        3,004,487

CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D(1)(15)                     6.70%            7/1/2026         A             1,000        1,065,410

CT St Hlth & Ed Fac Auth Rev
Unrefunded Bal Sacrd Hrt Ser C                    6.50%            7/1/2016      BBB-               275          292,212

CT St Hlth & Ed Fac Auth Rev
Yale Univ Ser X-1                                 5.00%            7/1/2042       AAA             2,410        2,438,727

University CT Ser A(6)                           5.625%            3/1/2020       AAA             1,000        1,103,570
                                                                                                          --------------
TOTAL                                                                                                         23,150,158
                                                                                                          --------------

GENERAL OBLIGATION 27.90%

Bridgeport CT Ser C(6)                            4.75%           8/15/2021       AAA             1,000        1,013,040

Bridgeport CT Ser C(6)                            5.00%           8/15/2020       AAA               500          522,565

CT St Ser A                                      5.625%           4/15/2020        AA             1,000        1,105,030

CT St Ser B                                       5.60%           6/15/2020        AA               250          274,465

CT St Ser D                                      5.125%          11/15/2018        AA             1,500        1,611,720

Hartford CT                                       6.50%          12/15/2005        A1               730          826,827

Monroe CT                                         6.60%           4/15/2005       Aa2               100          110,452

Montville CT                                      6.70%           6/15/2010       Aa3               575          705,128

Montville CT                                      6.70%           6/15/2009       Aa3               550          669,185

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
New Haven CT(6)                                   5.00%           11/1/2019       AAA      $      1,085   $    1,159,442

New Haven CT Ser A(2)                             5.00%           11/1/2021       AAA             1,000        1,045,650

New London CT(2)                                  4.50%            2/1/2023       AAA               725          716,525

Puerto Rico Comwlth Pub Impt               Zero Coupon             7/1/2018        A-             2,035        1,018,863

Puerto Rico Comwlth Pub Impt Ref(9)              5.125%            7/1/2030       AAA             2,450        2,540,650

Puerto Rico Comwlth Pub Impt
Ser A(6)                                          5.00%            7/1/2032       AAA             4,310        4,435,076

Puerto Rico Comwlth Pub Impt Ser A                5.00%            7/1/2027        A-             1,170        1,173,346

Redding CT                                        6.60%           4/15/2010       Aa1               100          122,035

Regional Sch Dist #16 CT(6)                       5.00%            2/1/2020       Aaa               115          120,855

Waterbury CT(9)                                  5.125%            4/1/2022       AAA             2,250        2,358,157

Waterbury CT Ser A(9)                             5.00%            4/1/2019       AAA             1,250        1,321,387

Watertown CT                                      6.50%           6/15/2003       Aa3               100          101,090

West Haven CT(12)                                 6.50%           6/15/2006       AAA               100          114,750

Westport CT Lot A                                 4.50%            2/1/2021       Aaa             1,605        1,617,712

Westport CT Lot A                                 4.50%            2/1/2022       Aaa             1,605        1,607,231

Westport CT Lot A                                4.625%            2/1/2023       Aaa             1,585        1,591,182
                                                                                                          --------------
TOTAL                                                                                                         27,882,363
                                                                                                          --------------

HEALTHCARE 5.81%

CT St Dev Auth Rev Duncaster
Inc Pj(3)                                        5.125%            8/1/2022        AA               235          243,472

CT St Hlth & Ed Fac Auth Rev
Bridgeport Hosp Ser A(12)                        6.625%            7/1/2018       AAA             1,250        1,290,750

CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(3)                             5.50%            7/1/2021        AA             1,000        1,081,500

CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(12)                     5.625%          11/15/2020       AAA               325          356,730

CT St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)                     5.625%            7/1/2029       AAA             1,000        1,084,280

CT St Hlth & Ed Fac Auth Rev
St. Francis Hosp & Med(3)                         5.00%            7/1/2022        AA             1,000        1,042,280

CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(3)                     5.75%            7/1/2029        AA               650          709,052
                                                                                                          --------------
TOTAL                                                                                                          5,808,064
                                                                                                          --------------

HOUSING 6.98%

CT St Hsg Fin Auth Fin Prog
Subser A-2 AMT                                    5.50%          11/15/2022       AAA             1,000        1,036,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
CT St Hsg Fin Auth Hsg Mtg
Fin Prog Ser D 2 AMT                              5.15%          11/15/2022       AAA      $        555   $      565,467

CT St Hsg Fin Auth Hsg Mtg
Fin Prog Subser A-2                               5.35%          11/15/2022       AAA               500          518,480

CT St Hsg Fin Auth Hsg Mtg
Fin Ser C - 2 AMT                                 6.00%          11/15/2020       AAA             1,000        1,062,200

CT St Hsg Fin Auth Spl
Oblig-Grp Home Mtg-GH-5(2)                        5.85%           6/15/2030       AAA               500          530,140

CT St Hsg Fin Auth Spl
Oblig-Spl Needs Hsg-SNH-1(2)                      5.00%           6/15/2032       AAA               750          760,118

CT St Hsg Fin Auth Subser B - 2 AMT               5.75%          11/15/2021       AAA             2,405        2,505,409
                                                                                                          --------------
TOTAL                                                                                                          6,977,824
                                                                                                          --------------

INDUSTRIAL 6.95%

Connecticut St Dev Auth Govt
Lease Rev(12)                                     6.60%           6/15/2014       AAA               500          539,265

Connecticut St Dev Auth Poll
Ctrl Rev Pfizer Inc Pj                            6.55%           2/15/2013       AAA             3,570        3,674,066

Connecticut St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                    7.00%            7/1/2025       AAA             2,500        2,733,950
                                                                                                          --------------
TOTAL                                                                                                          6,947,281
                                                                                                          --------------

MISCELLANEOUS 3.47%

CT St Dev Auth Aquar Rev
Mystic Marinelife Aquar Ser A                     7.00%           12/1/2027       BBB(a)          1,500        1,536,105

CT St Hlth & Ed Fac Auth Rev
Village Families(2)                               5.00%            7/1/2032       AAA               880          893,332

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.50%            8/1/2029      BBB+             1,000        1,041,050
                                                                                                          --------------
TOTAL                                                                                                          3,470,487
                                                                                                          --------------

POWER 5.14%

Puerto Rico Elec Pwr Auth Pwr Rev
Ser II(9)                                        5.125%            7/1/2026       AAA             2,925        3,056,420

Puerto Rico Elec Pwr Auth Pwr Rev
Ser II                                            5.25%            7/1/2031        A-             1,000        1,025,420

Puerto Rico Elec Pwr Auth Pwr Ser HH(9)           5.25%            7/1/2029       AAA             1,000        1,049,710
                                                                                                          --------------
TOTAL                                                                                                          5,131,550
                                                                                                          --------------

PRE-REFUNDED 9.36%

CT St Hlth & Ed Fac Auth Rev
Sacred Heart Ser C                                6.50%            7/1/2016      BBB-               725          845,328

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
CT St Ser A                                       6.00%           4/15/2015        AA      $      1,000   $    1,190,040

CT St Spl Tax Oblig Rev(6)                        6.10%           10/1/2011       AAA             1,000        1,084,220

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM                               9.527%           10/1/2040       Aaa             1,000        1,154,920

Puerto Rico Comwlth                               6.00%            7/1/2026       AAA             1,000        1,173,060

Puerto Rico Elec Pwr Auth Pwr
Rev Ser X                                        6.125%            7/1/2021       Aaa               750          844,523

Puerto Rico Elec Pwr Auth Pwr
Ser T RIBs(9)                                    11.29%            7/1/2018       AAA             1,500        1,752,585

University CT Rev Student Fee Ser A               6.00%          11/15/2021       AA-               390          469,275

University CT Rev Student Fee
Ser A(6)                                          6.00%          11/15/2025       AAA               500          601,635

University CT Rev Student Fee
Ser A(6)                                          5.75%          11/15/2020       AAA               205          243,218
                                                                                                          --------------
TOTAL                                                                                                          9,358,804
                                                                                                          --------------

TRANSPORTATION 5.25%

CT St Spl Tax Oblig Rev Rite
PA 1039 R-A RIBs(9)                              9.174%            1/1/2010       AAA               500          597,220

CT St Spl Tax Oblig Rev Rite
PA 1039 R-B RIBs(9)                              9.174%            1/1/2010       AAA               785          923,757

CT St Spl Tax Oblig Rev Rite
PA 1039 R-C RIBs(9)                              8.424%            7/1/2017       AAA             2,250        2,439,090

Puerto Rico Comwlth Hwy & Trans
Auth Trans Rev Ser D(9)                           5.00%            7/1/2032       AAA             1,250        1,286,275
                                                                                                          --------------
TOTAL                                                                                                          5,246,342
                                                                                                          --------------

WATER/SEWER 2.90%

Connecticut St Dev Auth Wtr
Bridgeport AMT(2) (14)                            6.15%            4/1/2035       AAA               500          558,295

Connecticut St Dev Auth Wtr
Fac Rev CT Wtr Co Ser A AMT(2)                    5.75%            7/1/2028       AAA               250          252,113

South Cent CT Regl Wtr Auth
16th Ser(2)                                      5.375%            8/1/2030       AAA             1,000        1,043,200

South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                              5.375%            8/1/2025       AAA             1,000        1,048,480
                                                                                                          --------------
TOTAL                                                                                                          2,902,088
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $91,487,666)                                                                      96,874,961
                                                                                                          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND MARCH 31, 2003

                                              INTEREST             MATURITY                 SHARES
INVESTMENTS                                       RATE                 DATE                  (000)                 VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.77%

FINANCIAL SERVICES 1.77%

Dreyfus CT Muni Cash Management (Cost $1,774,539)                                           1,775         $    1,774,539
                                                                                                          ==============
TOTAL INVESTMENTS 98.69% (Cost $93,262,205)                                                               $   98,649,500
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
HAWAII TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                                                               S&P OR            AMOUNT
                                                                              MOODY'S             (000)
                                                                              -------      ------------
MUNICIPAL BONDS 93.99%

EDUCATION 6.80%

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                      5.65%           10/1/2016       AAA      $      1,000        1,085,370

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                      5.70%           10/1/2025       AAA               380          407,060

University HI Univ Sys Rev(6)                    5.125%           7/15/2032       AAA             1,000        1,023,290

University HI Univ Sys Rev Ser A(6)               5.50%           7/15/2029       AAA             2,500        2,664,375
                                                                                                          --------------
TOTAL                                                                                                          5,180,095
                                                                                                          --------------

GENERAL OBLIGATION 25.49%

Hawaii Cnty HI Ref Impt Ser A(6)                  5.60%            5/1/2013       AAA             1,780        2,060,671

Hawaii Cnty HI Ref Impt Ser A(6)                  5.50%           7/15/2017       AAA             1,045        1,159,198

Hawaii Cnty HI Ref Impt Ser A(9)                 5.625%           5/15/2019       AAA               545          603,767

Hawaii St Ser BZ                                  6.00%           10/1/2012       AA-               500          595,335

Hawaii St Ser BZ                                  6.00%           10/1/2010       AA-               500          590,805

Hawaii St Ser CA(6)                               8.00%            1/1/2013       AAA             2,000        2,682,460

Hawaii St Ser CP(6)                               5.00%           10/1/2016       AAA               900          957,591

Neal, Hawaii St Ser CZ(9)                         5.25%            7/1/2018       AAA             3,000        3,265,440

Honolulu HI City & Cnty Ser A(6)                  5.50%            9/1/2016       AAA                 5            5,578

Honolulu HI City & Cnty Ser A(9)                 5.125%            9/1/2021       AAA               600          626,850

Honolulu HI City & Cnty Ser B(6)                  5.00%           11/1/2016       AAA               265          281,043

Honolulu HI City & Cnty Wtr
ETM(6)(14)                                        6.00%           12/1/2015       AAA             1,000        1,217,170

Kauai Cnty HI Pub Impt Ser B(12)                  5.25%            8/1/2017       AAA                95          101,644

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Kauai Cnty HI Ser A(12)                           5.50%            8/1/2021       AAA      $      2,495   $    2,698,941

Puerto Rico Comwlth Pub Impt Ser A                5.00%            7/1/2027        A-               500          501,430

Puerto Rico Comwlth Pub Impt Ser A               5.375%            7/1/2028        A-             2,000        2,067,760
                                                                                                          --------------
TOTAL                                                                                                         19,415,683
                                                                                                          --------------

HEALTHCARE 9.66%

HI St Dept Bdg & Fin Spl Purp
Mtg Rev St Francis Med Ctrs(9)                    6.50%            7/1/2022       AAA             1,200        1,226,952

HI St Dept Bdg & Fin Spl Purp
Rev Kaiser Permanente Ser A                       5.15%            3/1/2015         A             1,250        1,272,700

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                6.20%            7/1/2016      BBB+             1,000        1,042,960

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                6.25%            7/1/2021      BBB+             2,000        2,055,420

HI St Dept Bdg & Fin Spl Purp
Rev The Queens Hlth Sys Ser B(12)                 5.25%            7/1/2023       AAA             1,000        1,030,270

HI St Dept Bdg & Fin Spl Purp
Rev Wilcox Mem Hosp Pj                            5.50%            7/1/2028      BBB+               600          567,882

Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(12)                     6.25%            7/1/2024       AAA               150          163,032
                                                                                                          --------------
TOTAL                                                                                                          7,359,216
                                                                                                          --------------

HOUSING 4.43%

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(8)                     7.10%            7/1/2024       AAA               960          960,182

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(8)                         5.30%            7/1/2028       AAA               850          866,822

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(8)                         5.45%            7/1/2017       AAA             1,000        1,036,270

Honolulu HI City & Cnty Mtg
Rev FHA Smith Beretania 8A(12)(7)                 5.45%            1/1/2025       Aaa               500          511,775
                                                                                                          --------------
TOTAL                                                                                                          3,375,049
                                                                                                          --------------

LEASE 1.42%

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                                5.50%           10/1/2032       AAA               200          216,238

Puerto Rico Comwlth Infra Fin
Auth Spl Ser A ETM                               5.375%           10/1/2024       AAA               300          323,055

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.75%            8/1/2030      BBB+               500          539,575
                                                                                                          --------------
TOTAL                                                                                                          1,078,868
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 5.39%

HI St Ctfs Partn Cap Dist
Kapolei St Office Ser A(2)                        5.00%            5/1/2018       AAA      $        475   $      497,230

HI St Ctfs Partn Cap Dist St
Office(12)                                        5.50%            5/1/2020       AAA               500          538,155

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser B(2)                                 5.00%            7/1/2027       AAA             1,000        1,021,970

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                5.25%            7/1/2036        A-             2,000        2,046,900
                                                                                                          --------------
TOTAL                                                                                                          4,104,255
                                                                                                          --------------

POWER 5.94%

HI St Dept Bdg & Fin Spl Purp
HI Elec Co Inc P.L.C.-Ser A AMT(2)                5.10%            9/1/2032       AAA             1,500        1,509,960

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(12)                  6.60%            1/1/2025       AAA             2,500        2,701,750

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser C AMT(12)                 7.375%           12/1/2020       AAA               310          312,985
                                                                                                          --------------
TOTAL                                                                                                          4,524,695
                                                                                                          --------------

PRE-REFUNDED 22.84%

Childrens TR FD PR TOB                            6.00%            7/1/2026       AAA             1,000        1,183,260

Hawaii St Ser CT(9)                              5.875%            9/1/2019       AAA             1,175        1,391,693

Hawaii St Ser CU(12)                              5.25%           10/1/2020       AAA             1,700        1,936,657

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev                            5.80%            7/1/2021        AA             1,000        1,137,980

Honolulu HI City & Cnty Ser A(12)                 5.00%           11/1/2015       AAA             1,095        1,151,787

Honolulu HI City & Cnty Ser A(12)                 5.00%           11/1/2015       AAA               405          454,872

Honolulu HI City & Cnty Ser A(6)                  5.50%            9/1/2016       AAA               440          503,325

Honolulu HI City & Cnty Ser A(6)                  5.50%            9/1/2016       AAA               555          638,461

Honolulu HI City & Cnty Ser B(6)                  5.00%           11/1/2016       AAA               235          266,067

Kauai Cnty HI(6)                                 6.125%            8/1/2024       AAA               580          692,097

Maui Cnty HI Ser A(12)                            5.00%            3/1/2022       AAA               750          772,807

Maui Cnty HI Ser A(6)                             6.10%            3/1/2020       AAA               500          594,980

Maui Cnty HI Ser A(12)                            5.75%            6/1/2016       AAA             1,035        1,172,914

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM                               9.527%           10/1/2040       Aaa             1,250        1,443,650

Puerto Rico Comwlth                               6.00%            7/1/2026       AAA             1,000        1,173,060

Puerto Rico Comwlth                               6.50%            7/1/2023       AAA             1,250        1,352,162

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Ind Med & Envr
Poll Ctrl St. Luke Hosp Ser A                     6.25%            6/1/2010       AAA      $      1,390   $    1,533,267
                                                                                                          --------------
TOTAL                                                                                                         17,399,039
                                                                                                          --------------

TRANSPORTATION 11.88%

HI St Hwy Rev(9)                                  5.50%            7/1/2020       AAA             1,100        1,185,602

HI St Hbr Cap Impt Rev AMT(6)                     6.25%            7/1/2015       AAA               500          536,180

HI St Hbr Cap Impt Rev AMT(6)                    6.375%            7/1/2024       AAA               500          536,360

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                         5.50%            7/1/2036         A             3,000        3,164,640

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(12)(18)                 5.50%            7/1/2036       AAA               250          272,892

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                         6.00%            7/1/2026         A             1,000        1,079,400

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A             1,000        1,169,880

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                             5.75%            7/1/2041         A             1,000        1,084,940

Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR Rev                     5.00%            7/1/2022        A-                20           20,241
                                                                                                          --------------
TOTAL                                                                                                          9,050,135
                                                                                                          --------------

WATER/SEWER 0.14%

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev(9)                         5.25%            7/1/2031       AAA               100          103,716
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $66,583,746)                                                                  $   71,590,751
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
MINNESOTA TAX-FREE FUND MARCH 31, 2003

MUNICIPAL BONDS 87.54%

EDUCATION 5.24%

MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B                              6.00%           10/1/2029      Baa1               500          521,525

MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J                        5.55%            3/1/2017       Aa3               260          281,788

MN St Higher Ed Fac Auth Rev
Univ of St. Thomas Ser 4-A1                      5.625%           10/1/2016        A2               250          265,218

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
MN St Higher Ed Fac Auth Rev
Univ of St. Thomas Ser 4-M                        5.35%            4/1/2017        A2      $        250   $      262,815

University MN Ser A                               5.75%            7/1/2018        AA               250          295,772
                                                                                                          --------------
TOTAL                                                                                                          1,627,118
                                                                                                          --------------

GENERAL OBLIGATION 17.57%

Elk River MN Sch Dist(12)                         5.50%            2/1/2021       Aaa               500          541,565

Hennepin Cnty MN Regl RR Auth                     5.00%           12/1/2031       AAA               500          509,525

Lake Superior MN Indpt Sch
Dist #381 Ser A(9)                                5.00%            4/1/2023       Aaa               500          513,860

Medford MN Indpt Sch
Dist #763 Ser A(9)                                5.50%            2/1/2031       Aaa               500          529,265

Minneapolis MN Ser E                              5.00%            3/1/2026       AAA               500          509,970

Minnesota St                                      5.25%            8/1/2014       AAA               265          281,372

North St. Paul Maplewood MN
Indpt Sch Dist #622                              5.125%            2/1/2025       AA+               400          409,804

North St. Paul Maplewood MN
Indpt Sch Dist #622 Ser A                        5.125%            2/1/2020       AA+               100          103,879

Princeton MN Indpt Sch Dist #477(9)              5.125%            2/1/2024       Aaa             1,000        1,022,750

Puerto Rico Comwlth Pub Impt(12)(18)              5.00%            7/1/2028       AAA               500          516,910

Ramsey Cnty MN St Aid Str-Ser C                   5.00%            2/1/2024       AAA               500          510,875
                                                                                                          --------------
TOTAL                                                                                                          5,449,775
                                                                                                          --------------

HEALTHCARE 11.10%

Bemidji MN Hlthcare Fac
North Country Health Svcs(3)                      5.00%            9/1/2024        AA             1,000        1,008,170

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                                 5.30%           9/15/2028         A               400          402,808

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Pj                        6.90%          10/15/2022      BBB+               275          282,032

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(9)                  5.70%           8/15/2016       AAA               150          160,473

Minneapolis MN Healthcare Sys Rev(12)             5.00%           5/15/2021       AAA               250          259,497

MN Agric & Econ Dev Bd Rev
Hlthcare Fairview Hosp Ser A(12)                  5.50%          11/15/2017       AAA               220          240,370

Rochester MN Hlthcare Fac Rev(12)(18)             5.50%          11/15/2027       AAA               500          525,645

St. Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(10)(7)                         5.30%          11/20/2022       AAA                50           51,704

Willmaer MN Rice Mem Hosp(9)                      5.00%            2/1/2032       Aaa               500          511,665
                                                                                                          --------------
TOTAL                                                                                                          3,442,364
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
HOUSING 17.34%

Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(11)                     5.85%           10/1/2030       AAA      $        484   $      501,419

Eden Prairie MN Multi Fam Hsg
Rev Lincoln Parc Pj Ser A-1(10)(7)                6.40%          12/20/2020       Aaa               305          332,914

Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                       5.25%            2/1/2028        A3               400          399,968

Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(10)(7)                 6.10%           7/20/2020       Aaa             1,000        1,077,780

Minnesota St Hsg Fin Agy
Residential Hsg Fin Ser F AMT                     5.40%            7/1/2030       AA+             1,500        1,528,845

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser D AMT                                 5.85%            7/1/2019       AA+               190          197,606

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser D AMT                                 6.40%            7/1/2015       AA+               135          140,538

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser E                                     5.90%            7/1/2025       AA+               130          133,893

Minnesota St Hsg Fin Agy Sing
Fam Mtg Ser G AMT                                 6.25%            7/1/2026       AA+               110          114,043

Robbinsdale MN Hsg Dev Sr Hsg
Pj Ser B(6)                                       5.75%            1/1/2023       Aaa               250          261,475

Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                   5.60%            2/1/2019       Aaa                80           83,318

St. Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(7)                              6.15%           12/1/2016       Aa2               100          105,502

St. Paul MN Port Auth Hsg
Burlington Apt(10)                                5.35%            5/1/2031       AAA               500          504,065
                                                                                                          --------------
TOTAL                                                                                                          5,381,366
                                                                                                          --------------

LEASE 6.27%

Olmsted Cnty MN Hsg & Redev                       5.00%            2/1/2023       AAA               275          278,176

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.75%            8/1/2030      BBB+               500          539,575

Rochester MN Indpt Sch Dist
#535 Ctfs Partn(9)                               5.125%            2/1/2020       AAA                85           89,614

St. Paul MN Port Auth Lease
Rev Office Bldg                                   5.25%           12/1/2027       AA+             1,000        1,039,100
                                                                                                          --------------
TOTAL                                                                                                          1,946,465
                                                                                                          --------------

MISCELLANEOUS 6.07%

Bemidji MN Lease Rev MN St
Bureau Crim Appreh(12)                            5.80%           12/1/2021       Aaa               460          507,918

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(12)                        5.50%            1/1/2032       Aaa      $        560   $      584,427

Minneapolis MN Tax Increment Ser C                5.00%            2/1/2028       AAA               300          304,248

Minnesota St Retirement Sys Bldg Rev              6.00%            6/1/2030       AAA               250          280,190

St. Cloud MN Ctfs Partn                           5.90%           12/1/2017        A+               200          207,698
                                                                                                          --------------
TOTAL                                                                                                          1,884,481
                                                                                                          --------------

POWER 11.08%

Chaska MN Elec Rev Ser A                          6.00%           10/1/2025        A3               250          267,560

Hutchinson MN Pub Util Rev Ser B(12)             4.625%           12/1/2025       Aaa             1,000          986,810

Puerto Rico Elec Pwr Auth Rev
Ser DD(9)                                         4.50%            7/1/2019       AAA                95           96,403

Rochester MN Elec Util Rev(2)(14)                 5.25%           12/1/2030       AAA             1,000        1,035,630

South MN Muni Agy Supply Sys
Rev Ser A(12)                              Zero Coupon             1/1/2021       AAA             1,000          427,270

Western MN Mun Pwr Agy Pj Ser A(2)                5.50%            1/1/2016       Aaa               565          624,890
                                                                                                          --------------
TOTAL                                                                                                          3,438,563
                                                                                                          --------------

PRE-REFUNDED 6.18%

Marshall MN Elec & Wtr Util Rev(9)                6.45%            7/1/2011       AAA               150          151,905

Minneapolis MN Sp Sch Dist #001(6)               5.375%            2/1/2014       AAA               250          258,273

Minneapolis MN Spl Sch
Dist #001 Ctfs Partn                              5.75%            2/1/2017       AA+             1,120        1,283,979

Minneapolis MN Spl Sch
Dist #001 Ctfs Partn                              5.75%            2/1/2015       AA+               100          114,641

Minnesota Pub Fac Auth Wtr
Poll Ctrl Rev Ser A                               6.25%            3/1/2016       AAA               100          109,133
                                                                                                          --------------
TOTAL                                                                                                          1,917,931
                                                                                                          --------------

TRANSPORTATION 6.69%

Minneapolis & St. Paul MN Met
Comm Arpt Rev Sub Ser C(6)                        5.25%            1/1/2026       AAA             2,000        2,074,520
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $25,712,223)                                                                  $   27,162,583
========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MISSOURI TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.73%

EDUCATION 9.95%

Bowling Green MO Sch Dist R-I
Bldg Corp Leasehold Rev(12)                       5.85%            3/1/2020       Aaa      $      1,000   $    1,114,540

Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(6)                     5.00%            7/1/2021       Aaa             1,000        1,037,540

Mehville MO Sch Dist #R9 Ctfs
Partn MO Cap Impt(9)                              5.25%            9/1/2013       AAA             1,000        1,123,900

Missouri St Hlth & Ed Fac
Auth Ref Washington Univ Ser B                    5.00%            3/1/2030       AA+             1,800        1,821,024

Missouri St Hlth & Ed Fac
Auth Rev Washington Univ Ser A                   5.125%           6/15/2041       AA+             3,000        3,048,960

Missouri St Hlth & Ed Fac
Auth Washington Univ Ser A                        4.75%          11/15/2037       AA+             2,050        2,022,448

Missouri St Hlth & Ed Fac
Auth Webster Univ(12)                             5.25%            4/1/2021       Aaa             2,000        2,113,540

University MO Univ Rev
Ref-Sys Facs-Ser(12)(18)                          5.00%           11/1/2027       AAA             1,500        1,529,295

University MO Univ Rev Sys Fac                    5.50%           11/1/2017       AA+               950          977,882
                                                                                                          --------------
TOTAL                                                                                                         14,789,129
                                                                                                          --------------

GENERAL OBLIGATION 15.16%

Belton MO Sch Dist No 124 MO
Direct Deposit Prog(9)                            6.00%            3/1/2020       AAA             1,770        2,003,516

Boone Cnty MO Reorg Sch Dist #R-6                 6.00%            3/1/2020       AA+               500          573,670

Franklin Cnty MO Reorg Sch
Dist #R-XV                                        6.00%            3/1/2020       AA+               390          440,189

Hazelwood MO Sch Dist Impt-MO
Direct Deposit PG                                 5.25%            3/1/2020       Aaa               630          670,011

Ladue MO Sch Dist                                 5.25%            3/1/2016       AAA             2,180        2,335,151

Puerto Rico Comwlth Pub Impt                      2.50%           7/30/2003      MIG1             2,000        2,009,820

Puerto Rico Comwlth Pub Impt
Pub Impt-Ser A(12)(18)                            5.50%            7/1/2029       AAA             1,000        1,149,650

Puerto Rico Comwlth Pub Impt Ser A               5.125%            7/1/2031        A-             3,595        3,629,620

Springfield MO Sch Dist #R12
Direct Deposit Prog                               5.85%            3/1/2020       AA+               500          557,270

St. Louis Cnty MO Pattonville
Sch Dist #R-3(6)                                  6.00%            3/1/2019       AAA               845          965,759

St. Louis Cnty MO Sch
Dist #R-8 Lindbergh(12)                    Zero Coupon             3/1/2017       AAA             2,940        1,596,008

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
St. Louis Cnty MO Sch
Dist #R-8 Lindbergh(12)                    Zero Coupon             3/1/2018       AAA      $      3,015   $    1,557,308

St. Louis MO Brd Ed MO Direct
Dep Prog-Ser A                                    5.25%            4/1/2019       AA+             2,975        3,202,379

St. Louis MO Pub Safety(6)                       5.125%           2/15/2018       AAA               270          283,659

University City MO Sch Dist(12)                  10.00%           2/15/2008       AAA             1,175        1,560,482
                                                                                                          --------------
TOTAL                                                                                                         22,534,492
                                                                                                          --------------

HEALTHCARE 6.47%

Cape Girardeau Cnty MO Ind
Dev Auth Health Care Facs Rev                     5.75%            6/1/2032        A-(b)          1,900        1,925,479

Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(9)                       5.625%            3/1/2012       AAA             2,170        2,384,070

Missouri St Hlth & Ed Fac
Auth Hlth Midwest Ser B(12)                       6.25%           2/15/2022       AAA             2,175        2,210,670

Missouri St Hlth & Ed Fac
Auth Rev(2)                                       5.25%            6/1/2028       AAA             2,000        2,065,940

Missouri St Hlth & Ed Fac
Auth Rites PA-1049 RIBs(2)                      15.931%            6/1/2010       AAA               855        1,036,183
                                                                                                          --------------
TOTAL                                                                                                          9,622,342
                                                                                                          --------------

HOUSING 6.57%

MO St Dev Fin Brd Multi Fam
Rev Quality Hill Pj Ser A(3)                      5.60%           9/15/2028        AA             2,115        2,158,252

MO St Dev Fin Brd Solid Waste
Disp Rev P & G Paper Pj AMT                       5.20%           3/15/2029       AA-             1,000        1,031,820

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(10)(7)                           6.22%            3/1/2026       AAA             3,395        3,509,513

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Rev AMT(11)                         5.375%            9/1/2022       AAA             2,070        2,133,425

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg Ser A AMT(10)                        6.75%            6/1/2024       AAA               130          131,446

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(11)                   Zero Coupon             3/1/2029       AAA             3,245          798,010
                                                                                                          --------------
TOTAL                                                                                                          9,762,466
                                                                                                          --------------

INDUSTRIAL 0.92%

Childrens TR FD PR TOB
Asset-Bkd Bds                                     5.50%           5/15/2039        A1             1,500        1,363,140
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
LEASE 8.80%

Gladstone MO Ctfs Partn Ser A(2)                  5.35%           6/15/2016       Aaa      $      1,095   $    1,190,900

Grandview MO CTFS Partn(6)                        5.00%            1/1/2027       Aaa             3,000        3,064,800

Jackson Cnty MO Leasehold Rev
Cap Apprec-Truman Sports(2)                Zero Coupon            12/1/2020       AAA               750          325,080

MO Dev Fin Brd Cultural Facs
Nelson Gallery Fndtn Ser A(12)                    5.00%           12/1/2030       AAA             4,650        4,778,014

Puerto Rico Comwlth Ser A                         5.50%           10/1/2040       AAA             2,700        2,909,142

Springfield MO Ctr City Dev
Jordan Vy Pk Exposition Ctr A(2)                  5.00%            6/1/2027       Aaa               800          816,456
                                                                                                          --------------
TOTAL                                                                                                         13,084,392
                                                                                                          --------------

MISCELLANEOUS 16.38%

BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Proj-B(9)                    5.25%           10/1/2014       AAA             5,000        5,622,650

BI State Dev Agy MO Met Dist
Metrolink Cross Cnty Proj-B(9)                    5.00%           10/1/2032       AAA             3,000        3,053,970

Kansas City MO Muni Assistance
Corp Rev Leasehold-Ser 2001A(2)                   5.00%            3/1/2019       AAA             1,500        1,576,320

Kansas City MO Muni
Assistance Corp Rev Ser A                        5.125%            3/1/2019        A2             1,100        1,148,411

Kansas City MO Muni
Assistance Leasehold Bartle(12)                   5.00%           4/15/2020       AAA             1,500        1,540,140

Lafayette Cnty MO Pub Facs
Justice Ctr Proj(6)                               4.50%           12/1/2022       AAA             1,500        1,486,395

MO St Ctfs Partn Bonne Terre
Prison Pj Ser A(2)                                5.15%            6/1/2018       AAA             1,015        1,065,689

MO St Dev Fin Brd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                   5.875%            4/1/2020       Aaa             1,000        1,118,250

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                5.25%            7/1/2036        A-             1,250        1,279,313

Puerto Rico Pub Bldg Auth Rev
Ref-Govt Facs-Ser C                               5.75%            7/1/2018        A-             1,000        1,123,770

St. Louis MO Mun Fin Corp Lease
Carnahan Courthouse-Ser A(6)                     5.125%           2/15/2027       Aaa             1,500        1,549,005

St. Louis MO Mun Fin Corp
Lease Impt City Justice Ctr Ser A(2)              6.00%           2/15/2020       Aaa               760          865,556

St. Louis MO Ind Dev Auth Rev
Convention Ctr Hotel(2)                    Zero Coupon            7/15/2020       AAA             2,000          885,520

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
St. Louis MO Ind Dev Auth Rev
Kiel Ctr Multi Purp Arena AMT                    7.875%           12/1/2024       BBB(a)   $      2,000   $    2,036,820
                                                                                                          --------------
TOTAL                                                                                                         24,351,809
                                                                                                          --------------

PRE-REFUNDED 16.58%

Clay Cnty MO Pub Bldg Auth
Leasehold Rev(6)                                  7.00%           5/15/2014       AAA             1,000        1,065,630

Missouri Sch Brds Assoc Lease
Partn NIXA Reorg Sch Dist R-2(3)                  5.40%            3/1/2020        AA               850          898,765

Missouri St Envr Impt & Enrg
Prerefunded St Revolv FD Ser B                    7.20%            7/1/2016       Aaa             1,130        1,236,932

Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-D                     5.90%            1/1/2019       Aaa             1,860        2,085,767

Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-E                    5.625%            7/1/2016       Aaa               630          719,429

Missouri St Hlth & Ed Fac
Auth BJC Hlth Sys Ser A ETM                       6.50%           5/15/2020       Aa2             4,900        5,260,248

Missouri St Hlth & Ed Fac
Auth St. Louis Univ High Sch                      6.35%           10/1/2014        A2             1,750        1,901,095

Missouri St Hlth & Ed Fac
Auth Washington Univ Ser A                        6.00%            3/1/2030       Aaa               850        1,003,315

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                           9.527%           10/1/2040       Aaa             3,050        3,522,506

St. Louis MO Mun Fin Corp
Lease Rev City Justice Ctr Ser A(2)               6.00%           2/15/2019       AAA             3,500        3,984,890

St. Louis MO Pkg Fac Rev ETM(12)                 5.375%          12/15/2021       AAA                10           10,605

St. Louis MO Sch Dist(6)                          6.00%            4/1/2012       AAA               645          647,161

University MO Univ Rev Sys Facs                   5.80%           11/1/2027       AA+             1,975        2,299,907
                                                                                                          --------------
TOTAL                                                                                                         24,636,250
                                                                                                          --------------

RESOURCE RECOVERY 2.24%

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving A                     6.55%            7/1/2014       Aaa               560          572,645

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving B                     7.20%            7/1/2016       Aaa             1,120        1,218,605

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving D                    5.625%            7/1/2016       Aaa               220          243,245

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving E                     5.90%            1/1/2019       Aaa               240          263,746

St. Louis MO Ind Dev Auth
Anheuser-Busch Pj AMT                            5.875%           11/1/2026        A+             1,005        1,028,165
                                                                                                          --------------
TOTAL                                                                                                          3,326,406
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION 11.98%

Columbia MO Spl Oblig Cap Impt                    5.50%            2/1/2016       AA-      $        330   $      359,403

Lake of the Ozarks Cmnty Brdg
Corp MO Brdg Sys Rev                              5.25%           12/1/2026      BBB-(b)          1,475        1,405,793

Lake of the Ozarks Cmnty Brdg
Corp MO Brdg Sys Rev Ref ACA(1)(15)               5.25%           12/1/2020         A             1,070        1,105,342

Missouri St Hwy & Trans Comm Ser A                5.00%            2/1/2021        AA             1,680        1,744,260

Missouri St Hwy & Trans Comm
St Rd Rev Ser A                                   5.00%            2/1/2022        AA             1,970        2,033,730

Missouri St Hwy & Trans Comm
St Rd Rev Ser A                                   5.25%            2/1/2020        AA             1,830        1,956,947

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A             2,500        2,924,700

St. Louis MO Arpt Rev Airport
Dev Prog Ser A(12)                                5.25%            7/1/2031       AAA             2,000        2,067,420

St. Louis MO Arpt Rev Airport Ser A(12)          5.125%            7/1/2022       AAA             2,000        2,056,020

St. Louis MO Arpt Rev Cap
Impt Prog-Ser A(12)                               5.00%            7/1/2032       AAA             1,500        1,522,080

St. Louis MO Arpt Rev Lambert
Intl Ser B AMT(6)                                 5.25%            7/1/2027       AAA               625          634,581
                                                                                                          --------------
TOTAL                                                                                                         17,810,276
                                                                                                          --------------

WATER/SEWER 2.68%

St. Charles Cnty MO Pub Wtr
Supply Dist #2 Ctfs Partn(12)                     5.00%           12/1/2026       Aaa               875          892,824

St. Charles Cnty MO Pub Wtr
Supply Dist #2 Ctfs Partn(12)                    5.125%           12/1/2027       Aaa             3,000        3,085,380
                                                                                                          --------------
TOTAL                                                                                                          3,978,204
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $137,695,184)                                                                 $  145,258,906
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW JERSEY TAX-FREE FUND MARCH 31, 2003

MUNICIPAL BONDS 98.22%

EDUCATION 15.00%

Higher Ed Student Assist Auth
NJ Student Loan Rev Ser A AMT(12)                 6.15%            6/1/2019       AAA             1,000        1,068,600

New Jersey St Ed Fac Auth
Princeton Theological Seminary                    5.00%            7/1/2026       AAA             2,500        2,574,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
New Jersey St Ed Fac Auth Rev
Higher Ed Cap Impt-Ser A(2)                       5.25%            9/1/2019       AAA      $      2,000   $    2,176,380

New Jersey St Ed Fac Auth Rev
Higher Ed Cap Impt-Ser A(2)                       5.00%            9/1/2012       AAA             1,625        1,806,561

New Jersey St Ed Fac Auth Rev
Princeton Ser B                                  5.125%            7/1/2019       AAA               355          375,047

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                   5.25%            7/1/2017       AAA               700          759,556

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                   5.25%            7/1/2022       AAA             2,560        2,716,390

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                  5.375%            7/1/2024       AAA             2,550        2,718,912

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                   5.25%            7/1/2026       AAA             2,350        2,453,330

New Jersey St Ed Fac Auth Rev
Ser H-Ramapo Clg Of NJ(6)                         5.00%            7/1/2019       AAA             1,875        1,972,669

New Jersey St Ed Fac Auth Rev
Wm Paterson Ser E(13)                             5.00%            7/1/2027       AAA             2,500        2,548,025

Rutgers St Univ NJ Ser A                          5.20%            5/1/2027        AA               750          769,995

Rutgers St Univ NJ Ser B(6)                       4.75%            5/1/2034       AAA             1,395        1,392,698

University Medicine & Dentist
NJ Ctfs Partn(2)                                  5.00%           4/15/2025       AAA               500          511,480
                                                                                                          --------------
TOTAL                                                                                                         23,844,243
                                                                                                          --------------

GENERAL OBLIGATION 14.44%

Chathams Dist NJ Brd Ed(12)                       5.25%           1/15/2026       Aaa             1,500        1,562,085

Chathams Dist NJ Brd Ed(12)                      5.125%           1/15/2024       Aaa               595          612,844

Chathams Dist NJ Brd Ed(12)                       5.00%           1/15/2019       Aaa             1,020        1,072,948

Millburn Township NJ Sch Dist                     5.35%           7/15/2019       Aa1               250          284,600

Millburn Township NJ Sch Dist                     5.35%           7/15/2018       Aa1             1,050        1,201,756

Montville Township NJ Fire Dist No 23             5.25%           7/15/2016        A2               410          453,021

Morristown NJ(9)                                  6.50%            8/1/2019       AAA             3,440        3,864,358

Ocean Cnty NJ Gen Impt                           5.125%            9/1/2020       Aa1             1,800        1,907,622

Paterson NJ(9)                                    9.30%           2/15/2004       AAA             4,200        4,495,386

Pohatcong Township NJ Sch Dist(9)                 5.25%           7/15/2026       AAA             1,335        1,452,093

Puerto Rico Comwlth Pub Impt(9)(16)               4.50%            7/1/2023       AAA             1,000        1,000,550

Puerto Rico Comwlth Pub Impt
Ref Ser A(13)                                     5.50%            7/1/2017       AAA             1,000        1,154,540

Puerto Rico Comwlth Pub Impt Ser A               5.125%            7/1/2031        A-             1,840        1,857,719

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Washington Township NJ Brd Ed(6)                  5.00%            1/1/2027       Aaa      $      2,000   $    2,039,600
                                                                                                          --------------
TOTAL                                                                                                         22,959,122
                                                                                                          --------------

HEALTHCARE 11.97%

Camden Cnty NJ Impt Auth Rev
Hlthcare Pj Cooper(1)(15)                         6.00%           2/15/2027         A             2,145        2,237,256

NJ Econ Dev Auth Rev Masonic
Charity Fndtn Pj                                  6.00%            6/1/2025        A+             1,000        1,096,600

NJ Hlthcare Fac Fin Auth
Hunterdon Med Ctr Ser A(2)                        7.00%            7/1/2020       AAA             5,000        5,023,700

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(9)                                   6.25%            7/1/2012       AAA             1,370        1,470,216

NJ Hlthcare Fac Fin Auth Rev
Fha Insd Mtg Englewood Hosp(7)(12)                5.25%            8/1/2013       AAA             1,445        1,615,409

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                     5.75%            7/1/2031        A+             3,500        3,690,190

NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(7)                      6.50%            2/1/2022       AAA               810          821,024

NJ Hlthcare Fac Fin Auth Rev
St. Peters Univ Hosp Ser A                       6.875%            7/1/2030      Baa1               410          437,966

Puerto Rico Ind Tourist Ed
Med & Envr Ctrl Fac Hosp Ser A                   6.125%          11/15/2030        AA             1,000        1,094,620

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp Ser A                     6.125%          11/15/2025        AA               415          455,662

Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(12)                     6.25%            7/1/2024       AAA             1,000        1,086,880
                                                                                                          --------------
TOTAL                                                                                                         19,029,523
                                                                                                          --------------

HOUSING 0.11%

Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(10)                        6.50%            3/1/2025       AAA               165          171,285
                                                                                                          --------------

INDUSTRIAL 7.80%

New Jersey Economic Dev Auth
Amer Wtr Co Inc Ser B AMT(6)                     5.375%            5/1/2032       AAA             5,000        5,194,900

New Jersey Economic Dev Auth
Middlesex Wtr Co Pj AMT(12)                       5.35%            2/1/2038       AAA             2,500        2,590,850

Tobacco Settlement Fin Corp
Tobacco - Avg Life 15.5 yrs                       6.75%            6/1/2039        A1             5,000        4,609,400
                                                                                                          --------------
TOTAL                                                                                                         12,395,150
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
LEASE 1.61%

Monmouth Cnty NJ Impt Auth
Rev Govtl Ln(9)                                   5.00%           12/1/2021       AAA      $        500   $      521,775

Union Cnty Impt Auth Rev
Lease Madison Redev(9)(c)                         5.00%            3/1/2034       Aaa             2,000        2,037,500
                                                                                                          --------------
TOTAL                                                                                                          2,559,275
                                                                                                          --------------

MISCELLANEOUS 9.61%

Carteret NJ Brd Ed Ctfs Partn(12)                 6.00%           1/15/2024       Aaa               430          485,547

Carteret NJ Brd Ed Ctfs Partn(12)                 5.75%           1/15/2030       Aaa                80           87,504

Casino Reinvestment Dev
Ath NJ Ser A(9)                                   5.25%           10/1/2015       AAA               100          109,659

Garden St Preservation TR NJ
Cap Apprec-Sec B(9)                        Zero Coupon            11/1/2028       AAA             5,655        1,555,691

Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)                 5.625%            9/1/2019       Aaa               100          110,899

Monmouth Cnty NJ Impt Auth
Rev Govt Ln(12)                                   6.40%           12/1/2009       AAA             1,075        1,177,921

NJ Bldg Auth St Bldg Rev                         5.375%           6/15/2019       AA-               450          484,484

NJ Bldg Auth St Bldg Ser A(9)                     5.25%          12/15/2020       AAA             1,800        1,947,708

NJ Bldg Auth St Bldg Ser A(9)                     5.25%          12/15/2019       AAA             1,000        1,090,380

NJ Econ Dev Auth Rev Station
Plaza Pk & Ride LP AMT                            7.00%            7/1/2016       BBB(a)          4,245        4,314,576

NJ Envr Infrastructure                            5.25%            9/1/2020       AAA             2,000        2,152,480

North Bergen Twp NJ Brd Ed
Ctfs Partn(9)                                    6.125%          12/15/2022       Aaa             1,185        1,364,219

Rahway NJ Ctfs Partn(12)                         5.625%           2/15/2020       Aaa               365          399,157
                                                                                                          --------------
TOTAL                                                                                                         15,280,225
                                                                                                          --------------

POWER 1.29%

Brick Twp NJ Muni Util Auth(6)                    5.00%           12/1/2025       Aaa             2,000        2,044,480
                                                                                                          --------------

PRE-REFUNDED 14.47%

Essex Cnty NJ Impt Auth Rev
Orange Muni Util & Lease(12)                      6.80%            7/1/2014       AAA             1,710        1,946,835

LaFayette Yard NJ Cmnty Dev(12)                  5.625%            4/1/2021       Aaa               200          232,464

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM                               9.527%           10/1/2040       Aaa      $      1,000   $    1,154,920

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp Oblig(9)                             6.25%            7/1/2012       AAA               230          249,072

NJ St Transn Tr Fd Auth
Transn Sys Ser B                                  6.00%           6/15/2019       AA-             6,500        7,684,690

Pohatcong Township NJ Sch Dist(9)                 5.95%           7/15/2023       AAA               650          749,905

Pohatcong Township NJ Sch Dist(9)                 5.95%           7/15/2026       AAA               250          288,425

Puerto Rico Comwlth Pub Impt RIBs               10.239%            7/1/2029        A-               750          911,475

Puerto Rico Elec Pwr Auth
Ser T RIBs(9)                                    11.29%            7/1/2018       AAA             7,000        8,178,730

South Brunswick Township NJ(6)                   5.625%           12/1/2023       AAA                45           52,526

Summit NJ                                         5.70%            6/1/2020       AAA               325          376,987

Trenton NJ Pkg Auth Pkg Rev(6)                    6.00%            4/1/2017       Aaa             1,000        1,177,660
                                                                                                          --------------
TOTAL                                                                                                         23,003,689
                                                                                                          --------------

RESOURCE RECOVERY 1.13%

Cape May Cnty NJ Ind Poll Ctrl
Fin Auth Rev Atlan City Ser B(12)                 7.00%           11/1/2029       AAA               500          551,475

Salem Cnty NJ Poll Ctl Fin
Ref PSEG Pwr Pj Ser A AMT                         5.75%            4/1/2031      Baa1             1,250        1,237,975
                                                                                                          --------------
TOTAL                                                                                                          1,789,450
                                                                                                          --------------

TRANSPORTATION 18.64%

Delaware Riv & Bay Auth Rev(12)                   5.00%            1/1/2033       AAA             1,000        1,022,380

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(9)                      5.20%            1/1/2025       AAA             1,700        1,783,878

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(9)                      5.10%            1/1/2021       AAA             1,435        1,505,042

Delaware River Port Auth
PA & NJ Rev(6)                                    5.50%            1/1/2026       AAA             1,000        1,070,570

New Jersey St Hwy Auth Garden
St Pkwy Gen Rev(6)                                5.75%            1/1/2015       AAA               200          228,138

New Jersey St Tpk Auth Rev Ser A                  5.50%            1/1/2027        A-             3,000        3,160,140

New Jersey St Tpk Auth Rev Ser A(12)              5.50%            1/1/2030       AAA             1,500        1,613,400

Port Auth NY & NJ(9)                              5.00%           4/15/2032       AAA             5,125        5,242,772

Port Auth NY & NJ Cons 109th Ser                 5.375%           1/15/2032       AA-               500          519,785

Port Auth NY & NJ Cons 119th
Ser AMT(6)                                        5.50%           9/15/2019       AAA               150          157,844

Port Auth NY & NJ Cons 125th Ser(9)               5.00%          10/15/2027       AAA             5,000        5,145,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                         6.00%            7/1/2026         A      $      1,000   $    1,079,400

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A             2,750        3,217,170

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)(16)              10.58%            7/1/2026       Aaa               500          593,410

Puerto Rico Comwlth Hwy &
Transn Auth Ser B(12)(18)                         6.00%            7/1/2026       AAA             3,015        3,296,631
                                                                                                          --------------
TOTAL                                                                                                         29,635,810
                                                                                                          --------------

WATER/SEWER 2.15%

Middlesex Cnty NJ Impt Auth
Util Sys Rev Cap Apprec Ser B(2)           Zero Coupon             9/1/2023       AAA             3,000        1,110,210

North Hudson Swr Auth NJ
Rev Ser C(12)                                     5.00%            8/1/2022       Aaa             1,025        1,064,534

Ocean Twp NJ Swr Auth Ref Ser B(6)                5.25%           12/1/2011       Aaa               170          192,734

Passaic Valley NJ Sew Commrs
Swr Sys Ser F(6)                                  5.00%           12/1/2020       Aaa             1,000        1,049,690
                                                                                                          --------------
TOTAL                                                                                                          3,417,168
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $147,050,281)                                                                    156,129,420
                                                                                                          ==============

                                                                                                 SHARES
                                                                                                  (000)
                                                                                                 ------
SHORT-TERM INVESTMENT 0.88%

FINANCIAL SERVICES 0.88%

Dreyfus NJ Muni Cash Management (Cost $1,407,668)                                                 1,408        1,407,668
                                                                                                          ==============
TOTAL INVESTMENTS 99.10% (Cost $148,457,949)                                                              $  157,537,088
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
NEW YORK TAX-FREE FUND MARCH 31, 2003

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
                                                                                                  (000)
                                                                                              ---------
MUNICIPAL BONDS 96.59%

EDUCATION 11.22%

Geneva NY Indl Dev Agy Civic
Fac Rev Hobart & William Smith(6)                 4.25%            2/1/2017       AAA      $        370          372,050

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Hempstead Town NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(12)                 5.80%            7/1/2015       AAA      $        750   $      845,512

New York NY City Ind Dev Agy
Marymount Sch of NY Pj(1)                        5.125%            9/1/2021         A               575          588,725

New York NY City Ind Dev
Agy NY Institute of Tech(12)                      5.25%            3/1/2023       AAA               600          633,180

New York St Dorm Auth Lease
Rev Court Fac                              Zero Coupon             8/1/2022       AA+             2,675        1,061,440

New York St Dorm Auth Lease
Rev Court Fac                              Zero Coupon             8/1/2021       AA+             3,600        1,530,972

New York St Dorm Auth Lease St Univ               5.00%            7/1/2032       AA-             1,000        1,008,770

New York St Dorm Auth Lease St Univ              5.375%            7/1/2022       AA-             1,000        1,065,510

New York St Dorm Auth Lease
St Univ Dorm Facs Ser A                           6.00%            7/1/2030        A+             3,500        3,917,970

New York St Dorm Auth Lease
St Univ Dorm Facs Ser A                           6.25%            7/1/2020        A+             1,250        1,450,925

New York St Dorm Auth Rev
4201 Schools Program                              6.25%            7/1/2020       AA-             1,685        1,950,051

New York St Dorm Auth Rev
City Univ Sys Cons 4th Gen A                      5.50%            7/1/2023       AA-             1,215        1,302,152

New York St Dorm Auth Rev
Colgate Univ(12)                                  6.00%            7/1/2016       AAA             1,000        1,207,460

New York St Dorm Auth Rev
New York Univ Ser A(2)                            5.75%            7/1/2015       AAA             2,000        2,348,820

New York St Dorm Auth Rev
Pace Univ(12)                                     6.00%            7/1/2029       AAA             1,610        1,807,627

New York St Dorm Auth Rev
Pratt Institute(3)                                6.00%            7/1/2028        AA             2,000        2,230,160

New York St Dorm Auth Rev
Pratt Institute(3)                                6.00%            7/1/2024        AA             1,000        1,118,010

New York St Dorm Auth Rev Sp
Act Sch Dist Pj(12)                               6.00%            7/1/2016       AAA             1,400        1,549,044

New York St Dorm Auth Rev
Upstate Cmnty Colleges Ser A(9)                   6.00%            7/1/2015       AAA               300          350,151

Rensselaer Cnty NY Ind Dev
Polytech Inst Ser B(2)(14)                        5.50%            8/1/2022       AAA               200          214,344

Schenectady NY Ind Dev Agy
Civic Fac Rev Union College(2)                   5.625%            7/1/2031       Aaa             1,500        1,610,415

St Lawrence Cnty NY Ind Civic
Fac Rev Clarkson Univ Proj                       5.125%            7/1/2021        A3               250          256,082
                                                                                                          --------------
TOTAL                                                                                                         28,419,370
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATION 11.62%

Bethlehem NY AMT(12)                              7.20%            3/1/2022       AAA      $      1,080   $    1,194,934

New York NY                                      5.625%           3/15/2020         A             1,000        1,057,930

New York NY Ref - Ser B                           5.75%            8/1/2016         A             1,000        1,082,410

New York NY Ser A(6)(14)                          6.00%           5/15/2030       AAA             5,000        5,498,150

New York NY Ser C(9)                              5.75%           3/15/2027       AAA             5,000        5,506,450

New York NY City Transitional Fin
Auth Future Tax Secd-Ser D(12)                    5.00%            2/1/2022       AAA             5,000        5,168,400

Puerto Rico Comwlth                              5.375%            7/1/2025        A-             1,640        1,703,747

Puerto Rico Comwlth Pub Impt                      5.25%            7/1/2018        A-             2,000        2,173,280

Puerto Rico Comwlth Pub Impt(12)                  5.00%            7/1/2024       AAA             1,000        1,036,670

Puerto Rico Comwlth Pub Impt(12)(18)              5.00%            7/1/2028       AAA             1,735        1,793,678

Puerto Rico Comwlth Pub Impt Ser A               5.375%            7/1/2028        A-             1,645        1,700,732

Puerto Rico Comwlth Pub Impt Ser A                5.00%            7/1/2027        A-             1,500        1,504,290
                                                                                                          --------------
TOTAL                                                                                                         29,420,671
                                                                                                          --------------

HEALTHCARE 7.02%

Columbia Cnty NY Ind Dev Agy
Civic Fac Rev Hudson(10)                         6.875%           3/20/2037       Aaa               300          346,284

Cortland Cnty NY Ind Dev Agy
Cortland Mem Hosp Pj(3)                          5.625%            7/1/2024        AA             1,750        1,872,938

New York NY City Hlth & Hosp                     5.375%           2/15/2026        A3             1,000        1,012,240

New York NY City Hlth & Hosp
Corp Rev Health Sys-Ser A(2)                      5.25%           2/15/2022       AAA             3,000        3,153,090

New York NY City Ind Dev Agy
Rev Harbor House Pj A(10)                        5.875%           5/20/2044       AAA               610          661,569

New York St Dorm Auth Rev
Insd NY St Rehab Assn Ser A(2)                    5.50%            7/1/2016       AAA               935        1,055,279

New York St Dorm Auth Rev
Lenox Hill Hosp Oblig Group                      5.375%            7/1/2020        A3             1,000        1,034,140

New York St Dorm Auth Rev
Mental Hlth Svc Fac(12)(18)                       6.00%           8/15/2012       AAA             1,460        1,733,881

New York St Dorm Auth Rev
Mental Hlth Svc Fac Impt Ser B(12)                6.00%           2/15/2030       AAA             1,000        1,113,290

New York St Dorm Auth Rev
Mental Hlth Svc Fac Impt Ser B(12)                6.00%           2/15/2025       AAA             1,000        1,116,460

New York St Dorm Auth Rev
Mental Hlth Svc Fac Ser D(12)(18)                 6.00%           8/15/2021       AAA             1,000        1,114,060

New York St Dorm Auth Rev Mtg
Nursing Home A(12)(7)                             5.50%            8/1/2038       AAA             1,000        1,051,020

New York St Dorm Auth Rev Mtg
Nursing Home A(12)(7)                             5.40%            2/1/2031       AAA               300          312,279

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev Mtg
Nursing Home A(12)(7)                             5.50%            8/1/2030       AAA      $      1,000   $    1,052,420

New York St Dorm Auth Rev Utd
Cerebral Palsy Aff #1-A(2)                        5.75%            7/1/2018       AAA             1,000        1,143,500
                                                                                                          --------------
TOTAL                                                                                                         17,772,450
                                                                                                          --------------

HOUSING 0.63%

New York City Hsg Dev Corp
Multifamily Hsg Rev Ser A AMT                     5.50%           11/1/2034        AA             1,500        1,532,160

New York St Mtg Agy Rev Home
Owner Mtg Ser 70                                  5.40%            4/1/2022       Aa1                70           72,400
                                                                                                          --------------
TOTAL                                                                                                          1,604,560
                                                                                                          --------------

INDUSTRIAL 0.44%

New York Ind Dev Agy Pkg
Royal Charter Properties, Inc.(9)                 5.75%          12/15/2029       AAA             1,000        1,109,610
                                                                                                          --------------

LEASE 2.52%

New York St Urban Dev Corp
Rev St Fac                                        5.70%            4/1/2020       AA-             4,150        4,758,556

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.75%            8/1/2030      BBB+             1,500        1,618,725
                                                                                                          --------------
TOTAL                                                                                                          6,377,281
                                                                                                          --------------

MISCELLANEOUS 4.22%

New York NY City Tr Cultr Res
Rev Museum of American Art(1)                     6.00%            7/1/2022         A               500          545,625

NY St Hsg Fin Agy St Economic Dev                 5.00%           3/15/2033        AA             2,625        2,659,860

Puerto Rico Pub Bldg Auth Rev
Govt Fac                                          5.00%            7/1/2026        A-             2,000        2,007,200

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser D                                    5.25%            7/1/2027        A-             1,000        1,024,940

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.50%            8/1/2029      BBB+             2,250        2,342,363

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.70%            8/1/2025      BBB+             2,000        2,111,920
                                                                                                          --------------
TOTAL                                                                                                         10,691,908
                                                                                                          --------------

POWER 6.47%

Long Island Pwr Auth NY Elec
Sys Rev Gen Ser A(12)(18)                         5.50%           12/1/2029       AAA             2,000        2,026,280

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
NY St Enrg Res & Dev Auth Fac
Rev Con Edison Inc Ser A AMT(12)(18)             7.125%           12/1/2029       AAA      $      2,500   $    2,753,100

NY St Enrg Res & Dev Auth Gas
Fac Rev Brklyn Ser B RIBs AMT                   12.304%            7/1/2026        A+             4,000        4,842,280

Puerto Rico Elec Pwr Auth Rev Ser II              5.25%            7/1/2031        A-             3,625        3,717,147

Puerto Rico Elec Pwr Auth Rev Ser X               5.50%            7/1/2025        A-             2,915        3,044,747
                                                                                                          --------------
TOTAL                                                                                                         16,383,554
                                                                                                          --------------

PRE-REFUNDED 23.27%

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(6)                         6.00%            7/1/2021       AAA             5,000        5,785,950

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(6)                         6.10%            7/1/2026       AAA             2,000        2,320,680

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(6)                         6.00%            7/1/2016       AAA             2,000        2,351,660

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(6)                         4.75%            4/1/2028       AAA             2,500        2,755,450

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(6)                         6.00%            4/1/2030       AAA             3,800        4,501,290

Metropolitan Transn Auth NY
Svc Cntrct Trans Fac Ser O ETM                    5.75%            7/1/2008       AAA             1,000        1,163,580

Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R                     5.50%            7/1/2017       AAA             1,000        1,173,730

Municipal Secs Trust Ctfs Ser
7005 Cl B RIBs ETM                               9.527%           10/1/2040       Aaa             2,000        2,309,840

New York City Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                           6.00%           6/15/2033        AA             3,360        4,023,231

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser A                 6.00%           8/15/2029       AA+               200          239,400

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser B                 6.00%          11/15/2029       AA+             2,000        2,390,920

New York City Transitional
Fin Auth Rev Future Tax 2nd Ser B                 6.00%          11/15/2024       AA+               950        1,135,687

New York City Transitional
Fin Auth Rev Unrefunded-Future Tax                5.50%            5/1/2025       AA+               555          593,323

New York City Transitional
Fin Prerefunded Future Tax Secd C                 5.50%            5/1/2025       AA+               445          516,823

New York St Dorm Auth Lease
Rev St Univ Dorm Facs Ser A                       5.50%           5/15/2026       AA-                75           85,259

New York St Dorm Auth Rev
City Univ 3rd Gen Res Ser 2(12)                  6.875%            7/1/2014       AAA             5,650        6,165,732

New York St Dorm Auth Rev Ser B(9)                5.75%           5/15/2017       AAA               395          465,934

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev
Upstate Cmnty Colleges Ser A                      6.20%            7/1/2015       AAA      $      1,000   $    1,127,680

New York St Enviro Fac Poll Ctrl
Rev St Wtr Ser E                                 6.875%           6/15/2014       AAA             2,795        3,031,038

Puerto Rico Comwlth Aqueduct &
Swr Auth Rev ETM                                 10.25%            7/1/2009       AAA               750          956,385

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                             6.50%            7/1/2027         A             2,000        2,454,080

Puerto Rico Comwlth Pub Impt(12)                  5.75%            7/1/2026       AAA             3,000        3,522,780
Puerto Rico Comwlth Pub Impt RIBs               10.239%            7/1/2029        A-             1,000        1,215,300

Puerto Rico Elec Pwr Auth Rev Ser X               6.00%            7/1/2015       Aaa             2,375        2,667,766
Puerto Rico Elec Pwr Auth Ser T RIBs(9)          11.29%            7/1/2018       AAA             3,500        4,089,365

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                       5.75%            7/1/2030       AA+             1,500        1,773,435

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                      5.625%            7/1/2020       AA+               115          135,035
                                                                                                          --------------
TOTAL                                                                                                         58,951,353
                                                                                                          --------------

RESOURCE RECOVERY 6.20%

New York St Enrg Res & Dev Auth
Poll Ctrl Rev Niagara Mohawk Ser A(6)             7.20%            7/1/2029       AAA            11,750       12,784,470

New York St Enviro Fac Poll Ctrl
Rev St Wtr Revolving Fd Ser A                     7.50%           6/15/2012       AAA               780          785,124

New York St Enviro Fac Poll Ctrl
Rev St Wtr Ser E                                 6.875%           6/15/2014       AAA             1,985        2,137,607
                                                                                                          --------------
TOTAL                                                                                                         15,707,201
                                                                                                          --------------

SPECIAL TAX 2.69%

New York St Urban Dev Corp
Rev Personal Income Tax Ser C                     5.00%           3/15/2033        AA             1,500        1,508,145

New York NY City Transitional Fin
Future Tax(2)                                     5.25%            8/1/2022       AAA             5,000        5,302,350
                                                                                                          --------------
TOTAL                                                                                                          6,810,495
                                                                                                          --------------

TRANSPORTATION 17.90%

Metropolitan Trans Auth NY
Rev Ref-Transn-Ser E                              5.25%          11/15/2031         A             3,080        3,178,406

Metropolitan Transn Auth NY
Ded Tax Fd(9)                                     5.00%          11/15/2032       AAA               230          232,967

Metropolitan Transn Auth NY Ser B                 5.25%            1/1/2031       AA-             2,200        2,268,068

New York NY City Transn Auth(2)                  10.33%            1/1/2030       Aaa             5,000        5,944,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Niagara NY Frontier Auth Arpt
Buffalo Niagara Int Arpt Ser B(12)                5.50%            4/1/2019       AAA      $        690   $      748,202

Port Auth NY & NJ Cons 106th
Ser AMT                                           6.00%            7/1/2015       AA-               350          387,226

Port Auth NY & NJ Cons 127th
Ser AMT(2)                                       5.125%           6/15/2037       AAA             2,000        2,046,960

Port Auth NY & NJ Cons 93rd Ser                  6.125%            6/1/2094       AA-             7,500        8,833,125

Port Auth NY & NJ Sp Oblig
Rev 5th Instllmnt Spl Pj Ser 4 AMT                6.75%           10/1/2019       BBB(a)          2,970        3,084,196

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                         5.50%            7/1/2026         A             1,000        1,051,460

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                         5.50%            7/1/2036         A             4,500        4,746,960

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                         6.00%            7/1/2026         A             6,000        6,476,400

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A             2,000        2,339,760

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                             5.75%            7/1/2041         A             2,000        2,169,880

Puerto Rico Comwlth Hwy &
Transn Auth Ser B(12)                            5.875%            7/1/2035       AAA               750          840,248

Puerto Rico Comwlth Hwy &
Transn Auth Sub PR St Infras                      5.00%            7/1/2028        A-             1,000        1,001,730
                                                                                                          --------------
TOTAL                                                                                                         45,350,488
                                                                                                          --------------

WATER/SEWER 2.39%

Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(6)                       6.375%           12/1/2017       AAA               650          767,851

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(6)                                    5.75%            7/1/2021       AAA               500          551,095

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(9)                                    6.00%            7/1/2029       AAA               500          563,960

New York City Muni Wtr Fin
Unrefunded Balance Ser B                          6.00%           6/15/2033        AA             1,470        1,734,041

New York St Environmental Wtr &
Drinking Revolving Ser A                          6.00%           6/15/2019       AAA             1,500        1,701,930

Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                            5.75%            4/1/2020       Aaa               650          726,265
                                                                                                          --------------
TOTAL                                                                                                          6,045,142
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $227,204,435)                                                                    244,644,083
                                                                                                          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND MARCH 31, 2003

                                              INTEREST             MATURITY                      SHARES
INVESTMENTS                                       RATE                 DATE                        (000)           VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.57%

FINANCIAL SERVICES 2.57%

Dreyfus New York Muni Cash Management (Cost $6,510,098)                                           6,510   $    6,510,098
                                                                                                          ==============
TOTAL INVESTMENTS 99.16% (Cost $233,714,533)                                                              $  251,154,181
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
TEXAS TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                                                               S&P OR            AMOUNT
                                                                              MOODY'S             (000)
                                                                              -------         ---------
MUNICIPAL BONDS 94.86%

EDUCATION 8.84%

Houston TX Higher Ed Fin Corp
Higher Ed Rev Rice Univ Proj - Ser A             5.375%          11/15/2029       AAA      $      1,000        1,047,960

Southwest Higher Ed Auth Inc
Southern Methodist Univ(2)                       5.125%           10/1/2032       AAA               750          760,350

University TX Univ Rev Fin Sys Ser A             5.375%           8/15/2017       AAA             3,030        3,288,550

University TX Univ Rev Fin Sys Ser B              5.00%           8/15/2033       AAA             2,000        2,022,480
                                                                                                          --------------
TOTAL                                                                                                          7,119,340
                                                                                                          --------------

GENERAL OBLIGATION 34.56%

Azle TX Indpt Sch Dist Ser A                      6.00%           2/15/2022       Aaa               250          251,182

Barbers Hill Isd Ref - Tx Ref                     5.00%           2/15/2027       AAA               945          955,215

Blanco TX Ctfs Oblig(13)                          5.50%           8/15/2027       AAA               665          704,381

Canyon TX Indpt Sch Dist Ref &

Impt Ser A                                       5.375%           2/15/2025       AAA               365          384,250

Dallas Cnty TX Ref & Impt Ser A                   5.00%           8/15/2020       AAA               450          466,155

Dallas TX Indpt Sch Dist Ref                      5.00%           2/15/2021       AAA               300          309,081

El Paso TX Ctfs Oblig(12)(c)                      4.75%           8/15/2028       AAA             1,000          982,570

Gregory Portland TX Indpt Sch Dist                5.50%           8/15/2020       AAA             1,075        1,162,699

Harris Cnty TX Ctfs Oblig                         5.00%           8/15/2019       AA+               360          374,198

Katy TX Indpt Sch Dist Ltd Tax                   6.125%           2/15/2032       AAA             1,000        1,117,280

Laredo TX Indpt Sch Dist                          5.25%            8/1/2024       AAA             1,000        1,035,270

Little Elm TX Indpt Sch Dist

Cap Apprec Ref                             Zero Coupon            8/15/2033       AAA             1,925          321,514

Mansfield TX Indpt Sch Dist                       5.25%           2/15/2023       AAA             1,000        1,040,430

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Pearland TX Indpt Sch Dist                       5.125%           2/15/2022       AAA      $      1,500   $    1,547,010

Pearland TX Indpt Sch Dist Bd Ser A              5.875%           2/15/2019       AAA             1,000        1,131,190

Pflugerville TX Indpt Sch Dist                    5.00%           8/15/2026       AAA             1,000        1,010,160

Puerto Rico Comwlth Pub Impt Ser A               5.125%            7/1/2031        A-             1,000        1,009,630

San Antonio TX Indpt Sch Dist                     5.50%           8/15/2024       AAA             1,000        1,057,600

Socorro TX Indpt Sch Dist Ref                     6.00%           2/15/2015       AAA               920        1,029,655

Texas St Ser B RIBs                             10.545%           9/30/2011       Aa1             5,500        7,575,645

Texas St Wtr Dev Brd                              7.15%            8/1/2035       Aa1             1,600        1,712,416

United Indpt Sch Dist TX                         5.125%           8/15/2026       AAA             1,000        1,024,230

Webster TX Ctfs Oblig Ser A(9)                    6.00%            3/1/2017       AAA             1,440        1,641,240
                                                                                                          --------------
TOTAL                                                                                                         27,843,001
                                                                                                          --------------

HEALTHCARE 6.07%

Denton Cnty TX Hlth Fac Dev
Corp Rev Lutheran Social Svc                      7.50%           8/15/2015        BB(b)          1,000        1,018,530

Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A                   5.375%           2/15/2026       AA-             1,000        1,011,680

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                           6.375%            6/1/2029         A             1,750        1,864,065

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp Ser A                     6.125%          11/15/2025        AA               910          999,162
                                                                                                          --------------
TOTAL                                                                                                          4,893,437
                                                                                                          --------------

INDUSTRIAL 16.03%

Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT                           6.00%            9/1/2025       BBB             1,000          995,060

Orange Cnty TX Nav & Port
Dist Ind Dev Rev North Star Steel                6.375%            2/1/2017        A+             2,400        2,541,936

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                   7.375%           10/1/2020       AA+             5,500        7,033,895

Tobacco Settlement Auth WA
Asset Backed                                     6.625%            6/1/2032        A1             1,500        1,386,030

Tobacco Settlement Fin Corp                       7.00%            6/1/2041        A1             1,000          956,740
                                                                                                          --------------
TOTAL                                                                                                         12,913,661
                                                                                                          --------------

LEASE 1.30%

Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(12)                        5.25%          11/15/2021       AAA             1,000        1,052,300
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
POWER 3.02%

Fort Bend Cnty TX Muni Util
Dist #25 (12)                                     6.00%           10/1/2028       AAA      $      2,170   $    2,431,160
                                                                                                          --------------

PRE-REFUNDED 5.20%

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                           9.527%           10/1/2040       Aaa               500          577,460

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                             6.00%            7/1/2031         A             1,480        1,768,348

Puerto Rico Comwlth Pub Impt RIBs(12)            10.08%            7/1/2026       Aaa               500          674,260

San Antonio TX Indpt Sch Dist                     5.75%           8/15/2015       AAA             1,000        1,167,720
                                                                                                          --------------
TOTAL                                                                                                          4,187,788
                                                                                                          --------------

RESOURCE RECOVERY 4.65

Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev AMT                    5.90%            4/1/2036        A+             1,500        1,567,005

Harris Cnty TX Ind Dev Corp
Marine Term & Wtr Poll Ctrl                      6.625%            2/1/2024      BBB+             1,100        1,138,720

Red River Auth TX Poll Ctl AMT                    6.70%           11/1/2030       BBB             1,000        1,039,270
                                                                                                          --------------
TOTAL                                                                                                          3,744,995
                                                                                                          --------------

TRANSPORTATION 7.44%

Austin TX Arpt Sys Rev Prior
Lien Ser A AMT(12)                               6.125%          11/15/2025       AAA             2,500        2,705,000

Houston TX Arpt Sys Rev Sub
Lien Ser B(9)                                     5.50%            7/1/2030       AAA             1,000        1,044,820

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                             6.00%            7/1/2029         A             1,000        1,113,450

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)(16)              10.58%            7/1/2026       Aaa               950        1,127,479
                                                                                                          --------------
TOTAL                                                                                                          5,990,749
                                                                                                          --------------

WATER/SEWER 7.75%

Dallas TX Wtr Wks & Swr Sys Rev Ref               5.00%           10/1/2012       AA+               750          808,523

El Paso TX Wtr & Swr Rev Ref &
Impt Ser A(9)                                     5.25%            3/1/2027       AAA             1,000        1,037,410

San Antonio TX Wtr Rev Ref Sys(9)                 5.00%           5/15/2028       AAA             1,000        1,010,890

Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(6)                           6.00%            8/1/2026       AAA             3,025        3,387,455
                                                                                                          --------------
TOTAL                                                                                                          6,244,278
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $69,574,811)                                                                      76,420,709
                                                                                                          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND MARCH 31, 2003

                                              INTEREST             MATURITY                      SHARES
INVESTMENTS                                       RATE                 DATE                       (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.74%

FINANCIAL SERVICES 4.74

Dreyfus Municipal Cash Management Plus -
  Insurance Shares (Cost $3,819,353)                                                              3,819   $    3,819,353
                                                                                                          ==============
TOTAL INVESTMENTS 99.60% (Cost $73,394,164)                                                               $   80,240,062
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
WASHINGTON TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                                                               S&P OR            AMOUNT
                                                                              MOODY'S             (000)
                                                                              -------         ---------
MUNICIPAL BONDS 98.12%

EDUCATION 7.85%

Univ WA Ed Resh Rev Roosevelt Pj(12)(18)         5.375%            6/1/2029       AAA      $      1,100        1,135,684

Univ WA Rev Student Fac Fee(9)                    5.50%            6/1/2019       AAA               810          874,768

Washington St Higher Ed Fac
Auth Rev Gonzaga Univ Pj(12)                      4.75%            4/1/2022       AAA             1,000        1,005,740

Western WA Univ Rev
Student Rec Fee(12)                               5.00%            5/1/2033       AAA               900          908,469
                                                                                                          --------------
TOTAL                                                                                                          3,924,661
                                                                                                          --------------

GENERAL OBLIGATION 21.82%

Bremerton WA(2)                                   5.25%           12/1/2027       Aaa             1,440        1,496,304

King Cnty WA Sch Dist #405
Bellevue(6)                                       5.00%           12/1/2020       AAA             2,000        2,069,600

King Cnty WA Sch Dist #414
Lake Washington(9)(16)                            5.50%           12/1/2019       AAA             1,000        1,076,880

King Cnty WA Sch Dist #411
Issaquah(6)                                       5.25%           12/1/2018       AAA             1,000        1,079,190

King Cnty WA Ser B                                4.50%            1/1/2024       AA+               320          306,240

King Cnty WA Ser B(12)                            5.00%            1/1/2030       AAA             1,000        1,007,320

Port Seattle WA Ser B AMT                         5.75%           12/1/2025       AA+               750          801,113

Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                             5.125%            6/1/2024       AAA               750          818,895

Snohomish Cnty WA(12)                             4.50%           12/1/2023       AAA             1,000          967,260

Washington St Motor Vehicle
Fuel Ser 03-C(12)                          Zero Coupon             6/1/2030       AAA             5,000        1,166,800

Whatcom Cnty WA                                   5.75%           12/1/2012        A1               115          117,531
                                                                                                          --------------
TOTAL                                                                                                         10,907,133
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 2.19%

Puerto Rico Ind Tourist Ed
Med & Envr Ctrl Fac Hosp Ser A                   6.125%          11/15/2030        AA      $      1,000   $    1,094,620
                                                                                                          --------------

HOUSING 6.65%

Kitsap Cnty WA Cons Hsg Auth
Bremerton Govt Ctr(12)                            5.00%            7/1/2034       Aaa             1,500        1,508,250

Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(10)                  7.00%           6/20/2035       AAA               750          798,127

Snohomish Cnty WA Hsg Auth
Rev Cedar St Apt Pj Ser A AMT                     6.40%            5/1/2027         A               500          522,515

Washington St Hsg Fin Cmnty Sing
Fam Mtg Rev Mtg Ser A AMT(11)                     7.05%            7/1/2022       AAA               480          492,845
                                                                                                          --------------
TOTAL                                                                                                          3,321,737
                                                                                                          --------------

INDUSTRIAL 2.77%

Tobacco Settlement Auth WA                       6.625%            6/1/2032        A1             1,500        1,386,030
                                                                                                          --------------

MISCELLANEOUS 0.94%

Bellevue WA Convention Ctr
Auth Sp Oblig Rev(12)                      Zero Coupon             2/1/2024       AAA             1,400          467,138
                                                                                                          --------------

POWER 15.36%

Chelan Cnty WA Pub Util
Dist #1 Cons Rev Ser A AMT(12)                    6.40%            7/1/2017       AAA             1,000        1,142,620

Clark Cnty WA Pub Util
Dist #1 Rev(9)                                   5.125%            1/1/2020       AAA               400          414,844

Douglas Cnty WA Pub Util
Dist #1 Wells Hydro                               8.75%            9/1/2018        AA               350          440,381

Douglas Cnty WA Pub Util
Dist #1 Wells Hydro 2 Tier Ser B(2)               8.75%            9/1/2006       AAA             2,780        3,091,499

Grant Cnty WA Pub Util
Dist #002 Elec Rev Ser H(9)                       5.00%            1/1/2022       AAA             1,000        1,021,480

Lewis Cnty WA Pub Util
Dist #1 Cowlitz Falls Hydro                       5.50%           10/1/2022       Aa1               755          778,548

Seattle WA Mun Lt & Pwr Rev Ser A(12)            5.625%            9/1/2015       AAA               720          789,451
                                                                                                          --------------
TOTAL                                                                                                          7,678,823
                                                                                                          --------------

PRE-REFUNDED 19.69%

Douglas Cnty WA Pub Util
Dist #1 Wells Hydro                               8.75%            9/1/2018       Aaa               150          193,039

Mount Vernon WA(2)                                6.85%       12/1/2014 AAA                       1,285        1,405,816

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                           9.527%           10/1/2040       Aaa      $      1,000   $    1,154,920

Ocean Shores WA Wtr & Swr(9)                      5.50%           12/1/2021       Aaa             1,000        1,149,290

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                             6.00%            7/1/2031         A               500          597,415

Puerto Rico Comwlth Pub Impt RIBs               10.239%            7/1/2029        A-             1,000        1,215,300

Renton WA Wtr & Swr Rev                           6.55%           11/1/2013        A1             1,000        1,084,670

Vancouver WA Ltd Tax(2)                           5.50%           12/1/2025       AAA             1,255        1,454,307

Washington St Higher Ed Fac
Auth Rev Whitworth College(5)                     7.00%           10/1/2015       AAA               250          271,725

Washington St Ser A                               5.75%            9/1/2019       AA+               250          266,157

Washington St Ser B                               5.75%            5/1/2016       AA+               985        1,034,260

Washington St Ser B                               5.75%            5/1/2016       AA+                15           15,750
                                                                                                          --------------
TOTAL                                                                                                          9,842,649
                                                                                                          --------------

TRANSPORTATION 14.23%

Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(6)                 5.25%            2/1/2021       AAA             1,750        1,896,160

Port Kalama WA Rev Ser B AMT                     5.625%           12/1/2015        A3               400          414,052

Port Seattle WA Spl Fac Rev
Prerefunded Ser C AMT(12)                         6.00%            9/1/2029       AAA               915        1,073,826

Port Seattle WA Spl Fac Rev
Unrefunded Balance Ser C AMT(12)                  6.00%            9/1/2029       AAA             1,085        1,177,236

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                         6.00%            7/1/2026         A             1,000        1,079,400

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A               750          877,410

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)(16)              10.58%            7/1/2026       Aaa               500          593,410
                                                                                                          --------------
TOTAL                                                                                                          7,111,494
                                                                                                          --------------

WATER/SEWER 6.62%

Pierce Cnty WA Swr Rev(2)                         5.00%            8/1/2021       AAA             1,100        1,129,315

Seattle WA Wtr Sys Rev                            5.25%           12/1/2023        AA             1,040        1,051,575

Vancouver WA Wtr & Swr Rev(6)                     6.00%            6/1/2020       AAA             1,000        1,129,150
                                                                                                          --------------
TOTAL                                                                                                          3,310,040
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $45,731,838)                                                                      49,044,325
                                                                                                          ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND MARCH 31, 2003

                                                                              RATING:
                                              INTEREST             MATURITY    S&P OR            SHARES
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.43%

FINANCIAL SERVICES 0.43%

Dreyfus Municipal Cash Management Plus
  (Cost $213,973)                                                                                   214   $     213,973
                                                                                                          ==============
TOTAL INVESTMENTS 98.55% (Cost $45,945,811)                                                               $   49,258,298
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
FLORIDA TAX-FREE TRUST MARCH 31, 2003

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
                                                                                                  (000)
                                                                                              ---------
MUNICIPAL BONDS 95.27%

EDUCATION 2.55%

Miami-Dade Cnty FL Ed Fac
Auth Rev Ser A(2)                                 6.00%            4/1/2023       AAA      $      2,000        2,258,420
                                                                                                          --------------

GENERAL OBLIGATION 8.62%

Boca Raton FL                                     5.25%            7/1/2017       AAA             1,000        1,091,860

Boca Raton FL                                     5.25%            7/1/2016       AAA             1,615        1,760,528

Florida St Brd Ed Cap Outlay
Pub Ed Ser E                                     5.625%            6/1/2025       AA+             1,000        1,078,610

Florida St Brd Ed Cap Outlay Ser A                5.25%            6/1/2024       AA+             2,000        2,097,200

Puerto Rico Comwlth Pub Impt                      5.25%            7/1/2017        A-             1,475        1,598,398
                                                                                                          --------------
TOTAL                                                                                                          7,626,596
                                                                                                          --------------

HEALTHCARE 7.64%

Highlands Cnty FL Fac Auth
Rev Hosp Adventist/Sunbelt Ser A                  6.00%          11/15/2031        A-             2,000        2,101,360

Orange Cnty FL Hlth Fac Auth
Rev Hosp Orlando Regl                             5.75%           12/1/2032        A2             1,000        1,015,460

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                            6.50%          11/15/2020        AA               410          462,172

Sarasota Cnty FL Pub Hosp Brd
Rev Sarasota Mem Hosp Ser B(12)                   5.50%            7/1/2028       AAA             2,875        3,180,900
                                                                                                          --------------
TOTAL                                                                                                          6,759,892
                                                                                                          --------------

HOUSING 1.64%

Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(11)(17)                           6.40%            3/1/2029       Aaa             1,140        1,225,534

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Orange Cnty FL Hsg Fin Auth
Ser A-1 AMT(11)                            Zero Coupon             3/1/2028       Aaa      $        865   $      222,798
                                                                                                          --------------
TOTAL                                                                                                          1,448,332
                                                                                                          --------------

INDUSTRIAL 2.53%

Childrens TR FD PR TOB
Asset-Bkd Bds                                     5.50%           5/15/2039        A1             1,000          908,760

Lee Cnty FL Ind Dev Auth Ref
Bonita Springs Util Pj AMT(2)                    5.125%           11/1/2019       AAA             1,250        1,331,588
                                                                                                          --------------
TOTAL                                                                                                          2,240,348
                                                                                                          --------------

LEASE 2.91%

Collier Cnty FL Sch Brd(9)                       5.375%           2/15/2021       Aaa             1,000        1,077,740

Palm Beach Cnty FL Sch Brd Ser B(2)              5.375%            8/1/2016       AAA             1,350        1,498,109
                                                                                                          --------------
TOTAL                                                                                                          2,575,849
                                                                                                          --------------

MISCELLANEOUS 15.29%

Clearwater FL Rev Spring
Training Fac(12)                                 5.375%            3/1/2027       AAA             1,530        1,686,656

Clearwater FL Rev Spring
Training Fac(12)                                 5.375%            3/1/2031       AAA               470          519,801

Florida Muni Ln Council Rev(12)            Zero Coupon             4/1/2020       AAA             4,000        1,804,280

Florida St Dept of Transportation                 5.00%            7/1/2027       AA+             1,500        1,530,030

Jacksonville FL Sales Tax Rev
Ref & Impt Loc Govt(6)                           5.375%           10/1/2018       AAA             1,000        1,103,580

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(12)                              Zero Coupon            10/1/2024       AAA             3,000          937,530

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(12)                                     5.00%           10/1/2037       AAA             1,000        1,011,170

Orange Cnty FL Tourist Dev Sub(2)                5.125%           10/1/2025       AAA             1,445        1,487,483

Orange Cnty FL Tourist Dev
Tax Rev ETM(2)                                    6.00%           10/1/2016       AAA               710          712,698

Osceola Cnty Tourist Dev Tax
Rev Ser A(6)                                      5.00%           10/1/2032       AAA             1,400        1,423,282

Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(12)                            6.00%           10/1/2015       AAA               450          543,753

Village Ctr Cmnty Dev Dist FL
Rev Ser A(12)                                     5.00%           11/1/2032       AAA               750          764,512
                                                                                                          --------------
TOTAL                                                                                                         13,524,775
                                                                                                          --------------

PRE-REFUNDED 30.13%

Melbourne FL Wtr & Swr Rev ETM(6)          Zero Coupon            10/1/2025       AAA             2,000          647,080

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(6)                                  6.375%            7/1/2029       AAA      $      1,250   $    1,519,188

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                           9.527%           10/1/2040       Aaa             1,250        1,443,650

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                             6.50%            7/1/2027         A             1,000        1,227,040

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                             6.00%            7/1/2031         A             2,000        2,389,660

Puerto Rico Comwlth Pub Impt RIBs               10.239%            7/1/2029        A-             2,000        2,430,600

Puerto Rico Comwlth Pub Impt RIBs(12)            10.08%            7/1/2026       Aaa             3,500        4,719,820

Puerto Rico Muni Fin Agy Ser A                    6.50%            7/1/2019       AAA             2,915        3,149,424

Tampa Bay Wtr FL Util Sys Rev(6)                  6.00%           10/1/2024       AAA             3,000        3,573,720

Tampa FL Rev Allegany Hlth
Sys St. Joseph(12)                                6.70%           12/1/2018       AAA             5,000        5,555,950
                                                                                                          --------------
TOTAL                                                                                                         26,656,132
                                                                                                          --------------

RESOURCE RECOVERY 0.87%

Jacksonville FL Pollution Rev
Anheuser-Busch Pj                                 5.70%            8/1/2031        A+               750          768,248
                                                                                                          --------------

SPECIAL TAX 1.86%

Tampa FL Util Tax & Spl Rev
Ref-Ser A(2)                                      5.25%           10/1/2020       AAA             1,505        1,647,734
                                                                                                          --------------

TRANSPORTATION 9.17%

Florida Ports Fin Commn Rev
St Transn TR FD Intermodal Pg AMT(6)              5.50%           10/1/2029       AAA             1,295        1,360,501

Jacksonville FL Port Auth
Arpt Rev Ser A AMT(6)                             6.25%           10/1/2024       AAA             1,000        1,100,200

Miami-Dade Cnty FL Aviation
Ser A AMT(9)                                     5.125%           10/1/2035       AAA             1,900        1,902,109

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(6)                              5.125%            7/1/2025       Aaa               750          772,485

Pensacola FL Arpt Rev Ser A AMT(12)              6.125%           10/1/2018       AAA             1,250        1,403,925

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                             6.00%            7/1/2029         A               880          979,836

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)(16)              10.58%            7/1/2026       Aaa               500          593,410
                                                                                                          --------------
TOTAL                                                                                                          8,112,466
                                                                                                          --------------

WATER/SEWER 12.06%

Broward Cnty FL Wtr & Swr Ref(12)                 4.50%           10/1/2025       AAA             2,000        1,939,420

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Fort Lauderdale FL Wtr & Swr Rev(12)             4.625%            9/1/2028       AAA      $      1,285   $    1,259,531

Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(6)                               5.00%           10/1/2032       AAA             1,810        1,840,100

Miami Beach FL Stormwater Rev(6)                  5.25%            9/1/2020       AAA             1,000        1,078,230

Miami Beach FL Wtr & Swr Rev(2)                   5.50%            9/1/2027       AAA             1,000        1,076,130

Miami Beach FL Wtr & Swr Rev(2)                   5.25%            9/1/2020       AAA             1,000        1,078,230

Ocala FL Wtr & Swr Rev(6)                         5.25%           10/1/2027       Aaa               800          836,504

Sebring FL Wtr & Wastewtr Rev Ref(6)              5.25%            1/1/2020       AAA               500          540,765

Tampa FL Wtr & Swr Rev Ref Ser A                  5.00%           10/1/2026        AA             1,000        1,019,691
                                                                                                          --------------
TOTAL                                                                                                         10,668,601
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $76,627,542)                                                                      84,287,393
                                                                                                          ==============

                                                                                                 SHARES
                                                                                                  (000)
                                                                                                 ------
SHORT-TERM INVESTMENT 3.13%

FINANCIAL SERVICES 3.13%

Dreyfus Florida Municipal Money Market
  Fund (Cost $2,770,262)                                                                          2,770        2,770,262
                                                                                                          ==============
TOTAL INVESTMENTS 98.40% (Cost $79,397,804)                                                               $   87,057,655
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
GEORGIA TAX-FREE TRUST MARCH 31, 2003

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
                                                                                                  (000)
                                                                                              ---------
MUNICIPAL BONDS 96.29%

EDUCATION 20.80%

Athens - Clarke Cnty GA Uni
Gov Uga ref Ccrc Bldg LLC Pj(2)                   5.00%          12/15/2032       AAA      $      2,000        2,035,240

Athens GA Hsg Auth Student
Hsg Univ of Georgia East Campus(2)                5.00%           12/1/2027       Aaa             3,000        3,062,040

Bulloch Cnty GA Dev Auth GA
So Univ Pj(2)                                     5.00%            8/1/2021       Aaa               500          521,165

Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assn(2)                          5.50%           10/1/2017       AAA             1,000        1,119,590

Fulton Cnty GA Dev Auth Rev

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
GA Tech Fndtn Fdg Ser A                           5.00%           11/1/2031       AA+      $      1,400   $    1,420,356

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A                    5.125%           11/1/2021       AA+               750          789,570

Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                          5.875%           12/1/2030       AAA             1,850        2,049,153

Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                        5.50%            2/1/2022       AAA             1,000        1,060,900

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                            5.50%           11/1/2025        AA             1,000        1,065,550

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                            5.50%           11/1/2020        AA             1,000        1,095,670

Private Colleges & Univ Auth
GA Rev Mercer Univ Pj                             5.75%           10/1/2031      Baa1               500          523,260

Private Colleges & Univ Auth
Spelman College                                   5.25%            6/1/2021       Aa3             1,340        1,442,684
                                                                                                          --------------
TOTAL                                                                                                         16,185,178
                                                                                                          --------------

GENERAL OBLIGATION 11.21%

Atlanta GA ETM                                    5.60%           12/1/2015       AA-                95           99,004

De Kalb Cnty GA                                   6.00%            1/1/2020       Aaa               250          256,050

Forsyth Cnty GA Sch Dist                          6.00%            2/1/2016       Aa2             2,000        2,314,220

Georgia St Ser C                                  7.25%            7/1/2005       AAA             1,500        1,690,320

Georgia St Ser C                                  7.25%            7/1/2006       AAA             1,000        1,170,630

Georgia St Ser F                                  5.00%           11/1/2018       AAA             1,000        1,068,210

Puerto Rico Comwlth Pub Impt Ser A               5.375%            7/1/2028        A-             1,735        1,793,782

Puerto Rico Comwlth Pub Impt Ser A                5.00%            7/1/2027        A-               330          330,944
                                                                                                          --------------
TOTAL                                                                                                          8,723,160
                                                                                                          --------------

HEALTHCARE 5.18%

Athens - Clarke Cnty GA Uni
Govt Catholic Health East Issue                   5.50%          11/15/2032         A             1,000        1,007,360

Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(12)                  5.125%            1/1/2032       AAA               500          510,540

Cobb Cnty GA Hosp Auth Rev
Ref & Impt-Rev Antic Ctfs(2)(c)                   5.25%            4/1/2024       AAA             1,000        1,064,150

Glynn Brunswick GA Mem Hosp
Auth Rev Southeast GA Hlth(12)                    6.00%            8/1/2016       AAA               400          447,676

Puerto Rico Ind Tourist Ed
Med Envr Ctrl Fac Hosp                            6.50%          11/15/2020        AA               410          462,172

Ware Cnty GA Hosp Auth Rev
Antic Ctfs(12)                                    5.50%            3/1/2021       Aaa               500          542,775
                                                                                                          --------------
TOTAL                                                                                                          4,034,673
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
HOUSING 3.86%

Clayton Cnty GA Hsg Auth
Multi Fam Hsg Rev(10)                             5.60%          12/20/2024       Aaa      $        500   $      531,010

DeKalb Cnty GA Hsg Auth Multi
Fam Lakes At Indian Creek AMT(9)                  7.15%            1/1/2025       AAA               500          528,410

GA St Hsg & Fin Auth Rev Sing
Fam Mtg Ser A Sub A-2 AMT(7)                      6.40%           12/1/2015       AAA               240          244,706

GA St Hsg & Fin Auth Rev Sing
Fam Sub Ser D-2 AMT                               5.75%           12/1/2031       AAA             1,160        1,194,777

Savannah GA Economic Dev Auth
Mltfmly Hsg Rev AMT(10)                           5.15%          11/20/2022       AAA               500          506,085
                                                                                                          --------------
TOTAL                                                                                                          3,004,988
                                                                                                          --------------

INDUSTRIAL 0.93%

Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT                     5.20%           5/15/2028       AA-               500          514,910

Monroe Cnty GA Dev Auth Poll
GA Pwr Co Plant(2)                                5.25%            7/1/2031       AAA               205          208,464
                                                                                                          --------------
TOTAL                                                                                                            723,374
                                                                                                          --------------

LEASE 4.48%

College Park GA Business Civic Ctr Pj(2)          5.75%            9/1/2026       AAA               450          495,468

Georgia Mun Assn Inc Ctfs
City Court Atlanta Pj(2)                          5.25%           12/1/2026       AAA               750          785,445

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(12)                          5.50%            8/1/2020       AAA             1,500        1,642,365

Richmond Cnty GA Pub Fac
Cnty Brd Ed Pj(2)                                 6.00%           11/1/2024       Aaa               500          567,450
                                                                                                          --------------
TOTAL                                                                                                          3,490,728
                                                                                                          --------------

MISCELLANEOUS 9.28%

Association Cnty GA Leasing
Pj Rockdale Cnty GA Pub Purp Pj(2)               5.625%            7/1/2020       AAA                25           27,438

Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(12)                        5.625%           10/1/2026       AAA             1,000        1,136,910

Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Center Pj                    5.00%            6/1/2026        AA               750          764,310

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)                     5.75%            7/1/2015       AAA               500          556,945

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                               5.375%            7/1/2033        A-             1,300        1,347,320

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fa c Ser D                               5.25%            7/1/2036        A-      $      1,250   $    1,279,313

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                              5.70%            8/1/2025      BBB+             2,000        2,111,920
                                                                                                          --------------
TOTAL                                                                                                          7,224,156
                                                                                                          --------------

POWER 3.67%

Municipal Elec Auth GA
Combustion Turbine Pj Ser A(12)                   5.25%           11/1/2022       AAA             1,445        1,535,457

Puerto Rico Elec Pwr Auth Ref Ser FF(12)          5.25%            7/1/2005       AAA               250          271,073

Puerto Rico Elec Pwr Auth Ser HH(9)               5.25%            7/1/2029       AAA             1,000        1,049,710
                                                                                                          --------------
TOTAL                                                                                                          2,856,240
                                                                                                          --------------

PRE-REFUNDED 13.30%

Chatham Cnty GA Sch Dist(12)                      6.75%            8/1/2020       AAA             1,035        1,074,858

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(12)             Zero Coupon             8/1/2015       AAA               395          199,593

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                        6.00%            6/1/2030        AA             1,000        1,189,380

Forsyth Cnty GA Wtr & Sew Auth Rev                6.25%            4/1/2021        AA               750          900,960

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                           9.527%           10/1/2040       Aaa             1,000        1,154,920

Puerto Rico Comwlth Pub Impt(12)                  5.75%            7/1/2026       AAA             1,990        2,336,777

Puerto Rico Comwlth Pub Impt(9)(16)               5.50%            7/1/2017       AAA               500          568,350

Puerto Rico Comwlth Pub Impt RIBs               10.239%            7/1/2029        A-             1,125        1,367,213

Puerto Rico Elec Pwr Auth
Ser T RIBs(9)                                    11.29%            7/1/2018       AAA             1,000        1,168,390

Savannah GA Econ Dev Auth Rev
Sub Ser C ETM                              Zero Coupon            12/1/2021       Aaa             1,000          390,780
                                                                                                          --------------
TOTAL                                                                                                         10,351,221
                                                                                                          --------------

RESOURCE RECOVERY 0.14%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                      6.40%            1/1/2015       AAA               100          105,846
                                                                                                          --------------

TRANSPORTATION 15.43%

Atlanta GA Arpt Fac Rev AMT(12)            Zero Coupon             1/1/2010       AAA             1,500        1,059,495

Atlanta GA Arpt Fac Rev Ser A(6)                  5.60%            1/1/2030       AAA             1,500        1,589,895

Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)                 5.00%            4/1/2018       AAA               500          520,575

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                         5.50%            7/1/2026         A      $      2,000   $    2,102,920

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                         5.50%            7/1/2036         A               500          527,440

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A             1,750        2,047,290

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B(12)                        5.875%            7/1/2020       AAA             1,000        1,135,160

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                             6.00%            7/1/2029         A               250          278,362

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                             5.75%            7/1/2041         A             1,985        2,153,606

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)(16)              10.58%            7/1/2026       Aaa               500          593,410
                                                                                                          --------------
TOTAL                                                                                                         12,008,153
                                                                                                          --------------

WATER/SEWER 8.01%

Atlanta GA Wtr & Waste Wtr
Rev Ser A-Unrefunded Balance(6)                   5.00%           11/1/2029       AAA             1,000        1,016,570

Augusta GA Wtr & Swr Rev(9)                       5.00%           10/1/2032       AAA             1,000        1,017,390

Augusta GA Wtr & Swr Rev(9)                       5.25%           10/1/2022       AAA               500          533,095

Augusta GA Wtr & Swr Rev(9)                       5.25%           10/1/2030       AAA             1,110        1,155,510

Carroll Cnty GA Wtr Auth Wtr &
Swr Rev(2)                                        5.25%            7/1/2021       Aaa               500          538,130

Elberton GA Combined Util Sys
Rev Ref & Impt(2)                                 5.50%            1/1/2019       Aaa               550          605,220

Fulton Cnty GA Wtr & Swr Rev(6)                   4.75%            1/1/2028       AAA               250          249,982

Henry Cnty GA Wtr & Sew Auth Rev(6)              5.625%            2/1/2030       AAA             1,050        1,116,266
                                                                                                          --------------
TOTAL                                                                                                          6,232,163
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $71,639,957)                                                                  $   74,939,880
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICHIGAN TAX-FREE TRUST MARCH 31, 2003

MUNICIPAL BONDS 93.61%

EDUCATION 8.80%

Eastern MI Univ Rev Gen Ser B(6)                  5.60%            6/1/2025       AAA             1,430        1,525,295

Forest Hills MI Pub Sch(6)                        5.25%            5/1/2020       Aaa               900          957,312

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Grand Valley MI St Univ Rev(6)                    5.50%            2/1/2018       AAA      $      1,150   $    1,319,188

University MI Univ Rev
Student Fee Ser A                                 6.00%            4/1/2007       Aaa               250          286,035

Wayne Cnty MI Cmnty College Impt(2)               5.50%            7/1/2019       AAA               565          608,008

Western MI Univ Rev Ref Gen(2)                    5.00%           7/15/2021       AAA             1,000        1,030,000
                                                                                                          --------------
TOTAL                                                                                                          5,725,838
                                                                                                          --------------

GENERAL OBLIGATION 30.98%

Belding MI Area Sch(2)                            5.00%            5/1/2026       AAA               400          409,704

Bloomingdale MI Pub Sch Dist #16                  5.50%            5/1/2021       AAA               450          481,122

Caledonia MI Cmnty Sch Ref(9)(16)                 5.25%            5/1/2022       AAA             1,025        1,084,993

Carman-Ainsworth Cmnty Sch(6)                     5.00%            5/1/2027       AAA             1,000        1,020,440

Central Montcalm MI Pub Sch(12)                   5.90%            5/1/2019       AAA             1,000        1,121,040

Crawford Ausable MI Sch Dist
Sch Bldg & Site                                   5.00%            5/1/2021       AAA               350          360,297

Detroit MI City Sch Dist

Bldg & Site Impt Ser A(6)                         5.25%            5/1/2028       AAA             1,000        1,041,260

Elkton Pigeon Bay Port MI Sch Dist               5.375%            5/1/2025       AAA               700          731,143

Huron MI Sch Dist(9)                              5.25%            5/1/2021       AAA               250          264,305

Kalamazoo MI City Sch Dist
Bldg & Site(9)                                    5.00%            5/1/2021       AAA             1,000        1,033,510

Kaleva Norman Etc MI Sch Dist
Bldg & Site(6)                                    6.00%            5/1/2025       Aaa               600          704,772

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                                5.25%            5/1/2026       AAA               450          465,237

Lake Orion MI Cmnty Sch Dist Ref                 5.125%            5/1/2022       AAA               550          569,145

Memphis MI Cmnty Sch(6)                           5.25%            5/1/2029       Aaa               150          154,712

Paw Paw MI Pub Sch Dist
Sch Bldg & Site                                   6.00%            5/1/2030       AAA             1,325        1,474,818

Puerto Rico Comwlth Pub Impt                      2.50%           7/30/2003      MIG1             1,000        1,004,910

Puerto Rico Comwlth Pub Impt
Ref Ser A(13)                                     5.50%            7/1/2017       AAA               500          577,270

Romulus MI Cmnty Sch Ref                          5.00%            5/1/2029       AAA             1,000        1,009,890

Saline MI Area Sch(6)                             5.50%            5/1/2015       AAA               750          811,950

South Lyon MI Cmnty Sch(9)                        5.50%            5/1/2023       AAA             1,425        1,512,281

South Lyon MI Cmnty Sch
Bldg and Site(6)                                  5.25%            5/1/2022       AAA             1,000        1,057,800

Southfield MI Pub Sch Bldg &
Site-Ser A(6)                                     5.25%            5/1/2021       AAA             1,025        1,085,844

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Wayne Charter Cnty MI Arpt
Hotel-Detroit Met Arpt-A(12)                      5.50%           12/1/2018       AAA      $      1,500   $    1,646,145

Wayne Cnty MI Bldg Auth Cap
Impt Ser A(12)                                    5.25%            6/1/2016       AAA               500          545,950
                                                                                                          --------------
TOTAL                                                                                                         20,168,538
                                                                                                          --------------

HEALTHCARE 5.88%

Kalamazoo MI Hosp Fin Auth
Fac Rev Hosp Rev RIBs ETM(6)                     9.158%            6/1/2011       AAA             2,000        2,201,480

Michigan St Hosp Fin Auth Rev
Ref Trinity Hlth Ser A(2)(14)                     6.00%           12/1/2027       AAA             1,000        1,114,340

Royal Oak MI Hosp Fin Auth
Rev Will Beaumont Hosp Ser M(12)                  5.25%          11/15/2035       AAA               500          512,860
                                                                                                          --------------
TOTAL                                                                                                          3,828,680
                                                                                                          --------------

HOUSING 1.31%

Michigan St Hsg Dev Auth Ser D                    5.95%           12/1/2016       AA+               500          528,155

Michigan St Hsg Dev Auth Ser E AMT                6.20%           12/1/2027       AA+               310          321,932
                                                                                                          --------------
TOTAL                                                                                                            850,087
                                                                                                          --------------

LEASE 5.14%

Grand Rapids MI Pub Sch(12)                       5.00%           11/1/2021       AAA               250          259,630

Michigan St Ctfs Partn(2)                  Zero Coupon             6/1/2022       AAA             2,000          796,960

Michigan St Hse
Representative Ctfs Partn(2)               Zero Coupon            8/15/2024       AAA             3,565        1,210,424

Puerto Rico Comwlth Ser A                         5.50%           10/1/2040       AAA             1,000        1,077,460
                                                                                                          --------------
TOTAL                                                                                                          3,344,474
                                                                                                          --------------

MISCELLANEOUS 0.50%

Michigan Muni Bd Auth Rev(2)                      6.75%           11/1/2014       AAA               295          323,742
                                                                                                          --------------

POWER 3.21%

Lowell MI Elec Supply Sys Rev(12)                 5.00%            8/1/2027       AAA             1,000        1,017,090

MI St Strategic Fd Ltd Oblig(2)                   7.00%            5/1/2021       AAA               500          649,835

MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(12)                         7.00%           7/15/2008       AAA               350          422,664
                                                                                                          --------------
TOTAL                                                                                                          2,089,589
                                                                                                          --------------

PRE-REFUNDED 24.41%

Alpena MI Pub Sch(12)                            5.625%            5/1/2022       AAA               300          340,362

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Alpena MI Pub Sch(12)                            5.625%            5/1/2022       AAA      $        200   $      226,908

Anchor Bay MI Sch Dist Bldg &
Site Ser I(6)                                     6.00%            5/1/2023       AAA             1,100        1,292,082

Eastern MI Univ Rev(6)                            5.50%            6/1/2027       AAA               500          571,660

Greenville MI Pub Sch Ref(9)                      6.00%            5/1/2025       AAA             1,000        1,174,620

Hartland MI Cons Sch Dist(6)                      6.00%            5/1/2021       AAA             1,950        2,300,064

Howell MI Pub Sch(12)                             6.00%            5/1/2025       AAA             1,100        1,264,010

Huron Valley MI Sch Dist(6)                       5.75%            5/1/2022       AAA               250          284,848

Lake Orion MI Cmnty Sch Dist(2)                   7.00%            5/1/2020       AAA             1,050        1,180,410

Lake Orion MI Cmnty Sch Dist Ser A(6)             6.00%            5/1/2017       AAA             1,335        1,574,659

Lakeview MI Cmnty Sch(6)                          5.60%            5/1/2022       AAA               210          238,050

Michigan Muni Bd Auth Rev Ser G(2)                6.75%           11/1/2014       AAA             1,205        1,334,465

Potterville MI Pub Sch(9)                         6.00%            5/1/2029       AAA             1,000        1,174,620

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                             6.50%            7/1/2027         A             1,000        1,227,040

Puerto Rico Comwlth Pub Impt RIBs               10.239%            7/1/2029        A-               925        1,124,152

Puerto Rico Elec Pwr Auth Ser T RIBs(9)          11.29%            7/1/2018       AAA               500          584,195
                                                                                                          --------------
TOTAL                                                                                                         15,892,145
                                                                                                          --------------

TRANSPORTATION 4.75%

Kent Cnty MI Arpt Fac Rev Ref
Kent Cnty Intl Arpt                               5.00%            1/1/2020       AAA               700          713,237

Michigan St Comprehensive Ser B(9)                5.25%           5/15/2020       AAA             1,000        1,067,870

Michigan St Comprehensive
Transn Ref Ser A(9)                               5.00%           11/1/2021       AAA               700          724,654

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A               500          584,940
                                                                                                          --------------
TOTAL                                                                                                          3,090,701
                                                                                                          --------------

WATER/SEWER 8.63%

Detroit MI Disp Rev Ref Ser B(12)                 5.25%            7/1/2021       AAA               805          854,419

Detroit MI Wtr Supply Sys SR
Lien-Ser A(12)                                    5.00%            7/1/2034       AAA             1,000        1,009,510

Grand Rapids MI San Swr Sys
Rev Ref & Impt Ser A(6)                           4.75%            1/1/2028       AAA             1,050        1,042,366

Michigan Muni Bd Auth Rev

Drinking Wtr St Revolving FD                      5.00%           10/1/2024       AAA             1,000        1,023,530

Muskegon Heights MI Wtr Sys Ser A(12)            5.625%           11/1/2020       Aaa               300          327,084

Muskegon Heights MI Wtr Sys Ser A(12)            5.625%           11/1/2025       Aaa               320          343,949

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Ypsilanti MI Wtr Supply & Sew
Disp Sys Rev Ser C(2)                             5.00%            9/1/2027       AAA      $      1,000   $    1,017,230
                                                                                                          --------------
TOTAL                                                                                                          5,618,088
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $56,170,080)                                                                  $   60,931,882
========================================================================================================================

SCHEDULE OF INVESTMENTS (UNAUDITED)
PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2003

MUNICIPAL BONDS 98.35%

EDUCATION 16.12%

Lehigh Cnty PA Gen Purp Auth
Rev Desales University Pj(3)                     5.125%          12/15/2023        AA             1,000        1,021,780

Lycoming Cnty PA Auth College
Rev College of Technology(2)                      5.25%            5/1/2032       Aaa               700          730,261

PA St Higher Ed Fac Auth Rev
Auth Bryn Mawr College(2)                        5.125%           12/1/2029       AAA               150          153,567

PA St Higher Ed Fac Drexel Univ                   5.20%            5/1/2032         A               600          605,832

PA St Higher Ed Fac
Lafayette College Pj                              6.00%            5/1/2030       AA-             1,425        1,586,125

PA St Higher Ed Fac
Saint Josephs Univ(3)                            5.125%          12/15/2022        AA             1,000        1,019,430

PA St Higher Ed Fac
Univ of Scranton(2)                               5.75%           11/1/2017       AAA             1,000        1,129,320

PA St Higher Ed Fac
Univ Sciences Phil(12)                            5.25%           11/1/2025       AAA             1,000        1,041,600

Pennsylania St Pub Sch Bldg A
Lehigh(6)                                         5.25%           10/1/2032       Aaa               775          806,798

Pennsylvania St Higher Ed Fac
Auth Drexel Univ                                  6.00%            5/1/2029         A               800          860,520

Pennsylvania St Higher Ed Fac
Auth Moravian College Pj(3)                      5.375%            7/1/2031        AA             1,000        1,031,140

Pennsylvania St Higher Ed Fac
Auth Univ of the Arts(3)                         5.625%           3/15/2025        AA             1,000        1,047,640

Pennsylvania St Higher Ed Fac
Auth Univ of the Arts(3)                          5.75%           3/15/2030        AA               500          531,720

Philadelphia PA Auth Ind Dev
Rev Ed Cmnty Foreign Med Grads(12)                5.00%            6/1/2015       AAA               250          263,567

State Pub Sch Bldg Auth PA
College Rev(2)                             Zero Coupon            7/15/2014       AAA               295          183,343

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
State Pub Sch Bldg Auth PA
College Rev(2)                             Zero Coupon            7/15/2016       AAA      $        295   $      164,406

State Pub Sch Bldg Auth PA
College Rev(2)                             Zero Coupon            7/15/2015       AAA               295          174,091

State Pub Sch Bldg Auth PA
Daniel Boone Sch Dist B(12)                       5.00%            4/1/2028       AAA             1,000        1,019,710

State Pub Sch Bldg Auth PA
Northhampton Area Cmnty Coll(2)                   5.75%            3/1/2020       AAA             1,775        1,979,693

State Pub Sch Bldg Auth PA
Rev Del Cnty Cmnty College Pj(12)                 5.50%           10/1/2020       AAA               800          862,544
                                                                                                          --------------
TOTAL                                                                                                         16,213,087
                                                                                                          --------------

GENERAL OBLIGATION 20.88%

Delaware Valley PA Regl Fin
Auth Loc Govt Rev Ser C(2)                        7.75%            7/1/2027       AAA             1,000        1,434,680

Mifflin Cnty PA(6)                               5.625%            9/1/2031       AAA             2,500        2,682,375

Montgomery Cnty PA                                5.00%           9/15/2022       Aaa               625          644,975

Pennsbury PA Sch Dist(6)                          5.50%           1/15/2020       Aaa             1,000        1,090,990

Philadelphia PA Sch Dist Ser A(9)                 5.75%            2/1/2020       AAA               250          277,897

Philadelphia PA Sch Dist Ser A(9)                 5.75%            2/1/2030       AAA             1,250        1,367,562

Philadelphia PA Sch Dist Ser A(9)                 5.50%            2/1/2031       AAA               500          531,940

Philadelphia PA Sch Dist Ser A(9)                 5.75%            2/1/2019       AAA               450          505,021

Philadelphia PA Sch Dist Ser A(9)                 5.75%            2/1/2021       AAA               500          550,515

Philadelphia PA Sch Dist Ser B(6)                5.625%            8/1/2022       AAA             1,000        1,092,830

Philadelphia PA Sch Dist Ser B(6)                5.625%            8/1/2021       AAA             1,000        1,088,040

Plum Boro PA Sch Dist(6)                          5.25%           9/15/2030       AAA             1,000        1,040,800

Puerto Rico Comwlth Pub Impt Ser A(6)             5.00%            7/1/2032       AAA               750          771,765

Puerto Rico Comwlth Pub Impt Ser A               5.375%            7/1/2028        A-             2,750        2,843,170

Radnor Twp PA Sch Dist                            5.75%           3/15/2026       Aa3             1,200        1,299,696

Riverside PA Sch Dist(6)                          5.50%          10/15/2020       AAA             1,000        1,078,510

Tredyffrin-Easttown PA Sch Dist                   5.50%           2/15/2017       Aaa             1,000        1,098,860

Wilson PA Area Sch Dist(6)                        4.00%           3/15/2012       Aaa             1,550        1,592,269
                                                                                                          --------------
TOTAL                                                                                                         20,991,895
                                                                                                          --------------

HEALTHCARE 8.81%

Allegheny Cnty PA Hosp Dev
Catholic Health East Issue                        5.50%          11/15/2032         A             2,000        2,004,300

Chester Cnty PA Hlth & Ed Fac
Auth Hlth Sys Rev RIBs(2)                         9.80%           5/15/2020       AAA             2,600        2,842,372

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Chester Cnty PA Hlth & Ed Fac
Auth Rev The Devereux Fndtn(3)                    5.00%           11/1/2027        AA      $        500   $      493,710

Chester Cnty PA Hlth & Ed Fac
Auth Rev The Devereux Fndtn(3)                    5.00%           11/1/2022        AA               500          508,355

Delaware Cnty PA Auth Hosp
Rev Crozer Chester Med Ctr(1)(15)                5.375%           12/1/2018         A             1,000        1,029,320

Puerto Rico Ind Tourist Ed
Med Mutuo Oblig Grp Ser A(12)                     6.25%            7/1/2024       AAA               850          923,848

York Cnty PA Hosp Auth Rev
York Hosp(2)                                      5.25%            7/1/2017       AAA             1,000        1,061,980
                                                                                                          --------------
TOTAL                                                                                                          8,863,885
                                                                                                          --------------

HOUSING 1.15%

Pennsylvania Hsg Fin Agy Sing
Fam Mtg Ser 41-B AMT                              6.65%            4/1/2025       AA+               525          542,052

Pennsylvania Hsg Fin Agy Sing
Fam Mtg Ser 42 AMT                                6.85%            4/1/2025       AA+               590          612,155
                                                                                                          --------------
TOTAL                                                                                                          1,154,207
                                                                                                          --------------

INDUSTRIAL 5.96%

Allegheny Cnty PA Ind Dev
Auth Gtd Ser A Cnty Office Bldg(12)               5.00%           11/1/2022       AAA             1,000        1,032,230

Allegheny Cnty PA Ind Dev
Auth Rev Envr Impt USX Pj                         6.10%           7/15/2020      BBB+             1,000        1,021,840

Bradford Cnty PA Ind Dev Auth
Intl Paper Co Pj Ser A AMT                        6.60%            3/1/2019       BBB             1,250        1,306,838

Philadelphia PA Auth For Ind
Dev Lease Rev Ser B(9)                           5.125%           10/1/2026       AAA             1,000        1,030,700

York Cnty PA Ind Dev Auth
Poll Ctrl Rev Svc Elec & Gas Ser A(12)            6.45%           10/1/2019       AAA             1,475        1,606,275
                                                                                                          --------------
TOTAL                                                                                                          5,997,883
                                                                                                          --------------

LEASE 1.81%

West Middlesex Area Sch Dist
PA Cap Apprec Ser A(9)                     Zero Coupon            6/15/2032       AAA               935          201,829

York PA Gen Auth Gtd Rev York
City Recreation Corp(2)                           5.50%            5/1/2018       AAA             1,475        1,614,668
                                                                                                          --------------
TOTAL                                                                                                          1,816,497
                                                                                                          --------------

MISCELLANEOUS 5.23%

Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                       6.30%          12/15/2018        A-(b)          1,000        1,104,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty PA Ind Dev
Auth Rev Hill Sch Pj(12)                          5.35%           8/15/2027       Aaa      $      2,250   $    2,339,393

Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Prog(2)                    6.15%           12/1/2029       AAA             1,525        1,812,005
                                                                                                          --------------
TOTAL                                                                                                          5,255,898
                                                                                                          --------------

POWER 1.12%

Puerto Rico Elec Pwr Auth Rev Ser X               6.00%            7/1/2015       Aaa             1,000        1,123,270
                                                                                                          --------------

PRE-REFUNDED 16.13%

Allegheny Cnty PA Port Auth
Sp Rev Transn(12)                                6.125%            3/1/2029       AAA               500          592,715

Allegheny Cnty PA Port Auth
Sp Rev Transn(12)                                 6.00%            3/1/2013       AAA             2,000        2,357,360

Bethlehem PA Area Sch Dist(12)                    6.00%            3/1/2016       AAA             1,000        1,121,310

Childrens TR FD PR TOB                            6.00%            7/1/2026       AAA               750          887,445

Pennsylvania Conv Ctr Auth
Rev Ser A ETM(6)                                  6.70%            9/1/2016       AAA               855        1,069,605

Pennsylvania Intergovt Coop
Auth Spl Tax Rev Funding Prog(6)                  6.75%           6/15/2021       AAA             2,000        2,231,420

Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM(12)                             7.00%           5/15/2020       AAA             2,220        2,832,276

Puerto Rico Comwlth                               6.45%            7/1/2017       AAA             1,900        2,054,109

Puerto Rico Comwlth(12)(18)                       6.45%            7/1/2017       AAA               700          756,777

Puerto Rico Elec Pwr Auth Rev Ser X              6.125%            7/1/2021       Aaa               500          563,015

Puerto Rico Elec Pwr Auth Ser T RIBs(9)          11.29%            7/1/2018       AAA             1,500        1,752,585
                                                                                                          --------------
TOTAL                                                                                                         16,218,617
                                                                                                          --------------

TRANSPORTATION 16.73%

Allegheny Cnty PA Arpt Rev(12)                    5.00%            1/1/2017       AAA             1,000        1,031,630

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(9)                      5.20%            1/1/2027       AAA             1,000        1,044,190

Delaware River Port Auth PA &
NJ Rev(9)                                         6.00%            1/1/2019       AAA             1,000        1,132,280

Pennsylvania St Tpk Commn(2)                      5.00%           7/15/2031       AAA               300          305,535

Pennsylvania St Tpk Commn(2)                      5.50%           7/15/2033       AAA             3,000        3,202,470

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                         5.50%            7/1/2026         A             1,000        1,051,460

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                         5.50%            7/1/2036         A             2,000        2,109,760

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                         6.00%            7/1/2026         A               500          539,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST MARCH 31, 2003

                                                                              RATING:         PRINCIPAL
                                              INTEREST             MATURITY    S&P OR            AMOUNT
INVESTMENTS                                       RATE                 DATE   MOODY'S             (000)            VALUE
------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                       9.521%            1/1/2010         A      $      2,750   $    3,217,170

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                             5.75%            7/1/2041         A             2,000        2,169,880

Puerto Rico Port Auth Rev Ser D AMT(6)            7.00%            7/1/2014       AAA             1,000        1,013,710
                                                                                                          --------------
TOTAL                                                                                                         16,817,785
                                                                                                          --------------

WATER/SEWER 4.41%

Allegheny Cnty PA San Auth
Swr Rev(12)                                      5.375%           12/1/2024       AAA             2,000        2,086,760

Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)                  5.50%            6/1/2017       Aaa               465          513,137

Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                                      5.00%            6/1/2024       AAA             1,000        1,022,810

North Huntingdon Township PA(2)                   5.25%            4/1/2019       AAA               760          808,936
                                                                                                          --------------
TOTAL                                                                                                          4,431,643
                                                                                                          --------------
TOTAL MUNICIPAL BONDS (Cost $92,750,615)                                                                  $   98,884,667
========================================================================================================================

 (a) Unaudited
 (b) This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality to the rating shown.
 (c) This investment has been rated by Fitch IBCA.
 (d) Securities purchased on a when-issued basis.
  ** Deferred-interest municipals pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
 AMT-Income from the security may be subject to Alternative Minimum Tax. ETM-Escrow to Maturity
 GTD-Guaranteed
 Prerefunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
 PSF-Permanent School Fund
 RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate.
     The interest rate shown is the rate in effect at March 31, 2003. Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
 (1) American Capital Asset
 (2) American Municipal Bond Assurance Corporation
 (3) Radian Asset Assurance
 (4) Bond Investors Guaranty
 (5) College Construction Loan Insurance Association
 (6) Financial Guaranty Insurance Company
 (7) Federal Housing Administration
 (8) Federal National Mortgage Association
 (9) Financial Security Assurance, Inc.
(10) Government National Mortgage Association
(11) Government National Mortgage Association/Federal National Mortgage Association
(12) Municipal Bond Investors Assurance
(13) XL Capital Assurance Inc.
(14) Temporary Custodian Receipts
(15) Certificate Bond Insurance
(16) Custodian Receipt
(17) Federal Home Loan Mortgage Corporation
(18) Insurance Bond Certificate

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
March 31, 2003

                                                                NATIONAL        CALIFORNIA
ASSETS:
   Investment in securities, at cost                      $  589,860,777    $  193,037,052
------------------------------------------------------------------------------------------
   Investment in securities, at value                     $  621,562,549    $  203,711,581
   Cash                                                          254,759           241,802
   Receivables:
     Interest and dividends                                    8,098,259         2,673,563
     Investment securities sold                               16,362,590         3,655,091
     Capital shares sold                                         843,429           304,326
   Prepaid expenses and other assets                              57,037            23,259
------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              647,178,623       210,609,622
------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                          33,555,899         6,591,073
     Capital shares reacquired                                   391,267           220,398
     Management fees                                             260,239            85,402
     12b-1 distribution fees                                     377,306            98,689
     Administration fees                                          20,066             6,612
     Directors'/Trustees' fees                                   288,823           171,174
   Dividends payable                                           1,918,325           700,352
   Accrued expenses and other liabilities                        162,395            60,150
------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          36,974,320         7,933,850
==========================================================================================
NET ASSETS                                                $  610,204,303    $  202,675,772
==========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                           $  595,285,131    $  202,422,501
Distributions in excess of net investment income              (2,236,111)          (64,921)
Accumulated net realized loss on investments                 (14,546,489)      (10,356,337)
Net unrealized appreciation on investments                    31,701,772        10,674,529
------------------------------------------------------------------------------------------
NET ASSETS                                                $  610,204,303    $  202,675,772
==========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                            $  524,667,608    $  187,199,100
Class B Shares                                            $   39,220,757                 -
Class C Shares                                            $   46,315,938    $   15,476,672

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                45,538,211        17,169,434
Class B Shares                                                 3,396,255                 -
Class C Shares                                                 4,013,331         1,418,548

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                            $        11.52    $        10.90
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)           $        11.91    $        11.27
Class B Shares-Net asset value                            $        11.55                 -
Class C Shares-Net asset value                            $        11.54    $        10.91
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             CONNECTICUT            HAWAII         MINNESOTA
ASSETS:
   Investment in securities, at cost                      $   93,262,205    $   66,583,746    $   25,712,223
------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                     $   98,649,500    $   71,590,751    $   27,162,583
   Cash                                                          403,247         3,717,824         3,420,151
   Receivables:
     Interest and dividends                                    1,443,778         1,164,471           363,846
     Investment securities sold                                1,030,970                 -            89,000
     Capital shares sold                                          71,125            13,059           110,888
   Prepaid expenses and other assets                               6,373            60,843             2,029
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              101,604,993        76,546,948        31,148,497
------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                           1,000,000                 -                 -
     Capital shares reacquired                                   153,078               438             1,400
     Management fees                                              42,506            33,080            12,957
     12b-1 distribution fees                                      48,336            59,506                 -
     Administration fees                                           3,286             2,518             1,032
     Directors'/Trustees' fees                                    24,952            18,346             1,404
   Dividends payable                                             340,008           242,185            94,182
   Accrued expenses and other liabilities                         37,565            20,773            10,064
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           1,649,731           376,846           121,039
============================================================================================================
NET ASSETS                                                $   99,955,262    $   76,170,102    $   31,027,458
============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                           $   96,823,847    $   75,035,095    $   30,242,051
Distributions in excess of net investment income                (161,510)         (213,060)          (76,595)
Accumulated net realized loss on investments                  (2,094,370)       (3,658,938)         (588,358)
Net unrealized appreciation on investments                     5,387,295         5,007,005         1,450,360
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $   99,955,262    $   76,170,102    $   31,027,458
============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                            $   99,955,262    $   76,170,102    $   31,027,458
Class B Shares                                                         -                 -                 -
Class C Shares                                                         -                 -                 -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                 9,472,111        15,013,112         6,033,251
Class B Shares                                                         -                 -                 -
Class C Shares                                                         -                 -                 -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                            $        10.55    $         5.07    $         5.14
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)           $        10.90    $         5.24    $         5.31
Class B Shares-Net asset value                                         -                 -                 -
Class C Shares-Net asset value                                         -                 -                 -
============================================================================================================

                                                                MISSOURI        NEW JERSEY
ASSETS:
   Investment in securities, at cost                      $  137,695,184    $  148,457,949
------------------------------------------------------------------------------------------
   Investment in securities, at value                     $  145,258,906    $  157,537,088
   Cash                                                        5,072,338           172,504
   Receivables:
     Interest and dividends                                    2,162,919         2,284,961
     Investment securities sold                                  979,594         1,828,131
     Capital shares sold                                          53,870           271,646
   Prepaid expenses and other assets                              24,358            49,983
------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              153,551,985       162,144,313
------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                           4,118,359         2,061,109
     Capital shares reacquired                                   158,741           329,156
     Management fees                                              62,517            67,933
     12b-1 distribution fees                                      62,003            99,244
     Administration fees                                           4,915             5,212
     Directors'/Trustees' fees                                    28,482            42,159
   Dividends payable                                             449,151           532,741
   Accrued expenses and other liabilities                         36,178            44,923
------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           4,920,346         3,182,477
==========================================================================================
NET ASSETS                                                $  148,631,639    $  158,961,836
==========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                           $  141,980,461    $  154,263,999
Distributions in excess of net investment income                (204,799)         (375,631)
Accumulated net realized loss on investments                    (707,745)       (4,005,671)
Net unrealized appreciation on investments                     7,563,722         9,079,139
------------------------------------------------------------------------------------------
NET ASSETS                                                $  148,631,639    $  158,961,836
==========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                            $  148,631,639    $  158,961,836
Class B Shares                                                         -                 -
Class C Shares                                                         -                 -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                27,791,730        30,261,531
Class B Shares                                                         -                 -
Class C Shares                                                         -                 -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                            $         5.35    $         5.25
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)           $         5.53    $         5.43
Class B Shares-Net asset value                                         -                 -
Class C Shares-Net asset value                                         -                 -
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

March 31, 2003

                                                                NEW YORK             TEXAS
ASSETS:
   Investment in securities, at cost                      $  233,714,533    $   73,394,164
------------------------------------------------------------------------------------------
   Investment in securities, at value                     $  251,154,181    $   80,240,062
   Cash                                                          332,874           385,021
   Receivables:
     Interest and dividends                                    3,556,946         1,289,683
     Investment securities sold                                2,653,808           854,242
     Capital shares sold                                         144,032           100,217
   Prepaid expenses and other assets                              27,234            17,600
------------------------------------------------------------------------------------------
   TOTAL ASSETS                                              257,869,075        82,886,825
------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                           3,000,000         1,874,537
     Capital shares reacquired                                   213,987            24,000
     Management fees                                             107,506            34,267
     12b-1 distribution fees                                     176,347            71,151
     Administration fees                                           8,389             2,629
     Directors'/Trustees' fees                                   143,038            31,126
   Dividends payable                                             877,525           263,429
   Accrued expenses and other liabilities                         68,135            21,206
------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           4,594,927         2,322,345
==========================================================================================
NET ASSETS                                                $  253,274,148    $   80,564,480
==========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                           $  246,412,765    $   77,147,189
Undistributed (distributions in excess of) net
   investment income                                            (830,057)         (211,558)
Accumulated net realized loss on investments                  (9,748,208)       (3,217,049)
Net unrealized appreciation on investments                    17,439,648         6,845,898
------------------------------------------------------------------------------------------
NET ASSETS                                                $  253,274,148    $   80,564,480
==========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                            $  243,447,129    $   80,564,480
Class C Shares                                            $    9,827,019                 -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                21,313,908         7,813,573
Class C Shares                                                   860,195                 -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                            $        11.42    $        10.31
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)           $        11.80    $        10.66
Class C Shares-Net asset value                            $        11.42                 -
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              WASHINGTON           FLORIDA           GEORGIA
ASSETS:
   Investment in securities, at cost                      $   45,945,811    $   79,397,804    $   71,639,957
------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                     $   49,258,298    $   87,057,655    $   74,939,880
   Cash                                                          181,592           250,277         3,048,669
   Receivables:
     Interest and dividends                                      788,090         1,393,102         1,187,071
     Investment securities sold                                1,000,000         3,996,570                 -
     Capital shares sold                                          19,771           329,113           166,064
   Prepaid expenses and other assets                                 981             1,113             1,438
------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               51,248,732        93,027,830        79,343,122
------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                             980,850         4,026,973         1,038,722
     Capital shares reacquired                                    54,047            54,895           182,247
     Management fees                                              21,982            37,816            32,661
     12b-1 distribution fees                                           -            63,064                 -
     Administration fees                                           1,640             2,904             2,578
     Directors'/Trustees' fees                                    15,822            38,096             1,605
   Dividends payable                                             173,925           281,801           234,297
   Accrued expenses and other liabilities                         17,890            48,160            26,105
------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           1,266,156         4,553,709         1,518,215
============================================================================================================
NET ASSETS                                                $   49,982,576    $   88,474,121    $   77,824,907
============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                           $   48,351,632    $   91,275,325    $   74,599,629
Undistributed (distributions in excess of) net
  investment income                                              446,471          (161,285)          (17,912)
Accumulated net realized loss on investments                  (2,128,014)      (10,299,770)          (56,733)
Net unrealized appreciation on investments                     3,312,487         7,659,851         3,299,923
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                $   49,982,576    $   88,474,121    $   77,824,907
============================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                            $   49,982,576    $   82,601,974    $   77,824,907
Class C Shares                                                         -    $    5,872,147                 -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                 9,563,134        16,920,716        13,939,543
Class C Shares                                                         -         1,200,617                 -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                            $         5.23    $         4.88    $         5.58
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)           $         5.41    $         5.04    $         5.77
Class C Shares-Net asset value                                         -    $         4.89                 -
============================================================================================================

                                                                MICHIGAN      PENNSYLVANIA
ASSETS:
   Investment in securities, at cost                      $   56,170,080    $   92,750,615
------------------------------------------------------------------------------------------
   Investment in securities, at value                     $   60,931,882    $   98,884,667
   Cash                                                        3,379,654           876,593
   Receivables:
     Interest and dividends                                    1,045,009         1,435,633
     Investment securities sold                                3,192,397            45,000
     Capital shares sold                                         268,367            41,427
   Prepaid expenses and other assets                                 331             3,605
------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               68,817,640       101,286,925
------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                           3,271,695                 -
     Capital shares reacquired                                   170,671           175,442
     Management fees                                              27,645            42,749
     12b-1 distribution fees                                           -           130,668
     Administration fees                                           2,149             3,288
     Directors'/Trustees' fees                                     9,291            19,500
   Dividends payable                                             208,434           324,543
   Accrued expenses and other liabilities                         33,260            47,332
------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           3,723,145           743,522
==========================================================================================
NET ASSETS                                                $   65,094,495    $  100,543,403
==========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                           $   62,305,362    $   95,966,577
Undistributed (distributions in excess of) net
   investment income                                            (262,305)         (411,344)
Accumulated net realized loss on investments                  (1,710,364)       (1,145,882)
Net unrealized appreciation on investments                     4,761,802         6,134,052
------------------------------------------------------------------------------------------
NET ASSETS                                                $   65,094,495    $  100,543,403
==========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                            $   65,094,495    $  100,543,403
Class C Shares                                                         -                 -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                12,180,687        19,116,091
Class C Shares                                                         -                 -

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHAR
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                            $         5.34    $         5.26
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 3.25%)           $         5.52    $         5.44
Class C Shares-Net asset value                                         -                 -
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended March 31, 2003

                                                                NATIONAL        CALIFORNIA
INVESTMENT INCOME:
Interest                                                  $   16,394,170    $    5,282,553
Dividends                                                         71,728            14,483
------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                    16,465,898         5,297,036
------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                1,503,494           499,811
12b-1 distribution plan-Class A                                  954,621           326,853
12b-1 distribution plan-Class B                                  187,488                 -
12b-1 distribution plan-Class C                                  225,600            73,901
Shareholder servicing                                            176,045            50,362
Professional                                                      50,827            24,002
Reports to shareholders                                           35,557            11,310
Fund accounting                                                   11,379             9,378
Fund administration                                               58,597            19,547
Custody                                                           17,437             7,283
Directors'/Trustees' fees                                          9,828             3,221
Registration                                                      32,623             6,875
Other                                                                  -            15,529
------------------------------------------------------------------------------------------
Gross expenses                                                 3,263,496         1,048,072
   Expense reductions                                             (5,783)           (2,586)
------------------------------------------------------------------------------------------
NET EXPENSES                                                   3,257,713         1,045,486
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         13,208,185         4,251,550
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                       (2,363,951)       (1,311,787)
Net change in unrealized appreciation/depreciation
  on investments                                              (8,245,225)       (3,600,774)
==========================================================================================
NET REALIZED AND UNREALIZED LOSS                             (10,609,176)       (4,912,561)
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    2,599,009    $     (661,011)
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             CONNECTICUT            HAWAII         MINNESOTA
INVESTMENT INCOME:
Interest                                                  $    2,679,043    $    2,000,789    $      703,268
Dividends                                                          4,719                 -                 -
------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                     2,683,762         2,000,789           703,268
------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  245,615           188,895            71,729
12b-1 distribution plan-Class A                                  178,824           134,671                 -
12b-1 distribution plan-Class B                                        -                 -                 -
12b-1 distribution plan-Class C                                        -                 -                 -
Shareholder servicing                                             25,712            19,050             8,992
Professional                                                      12,962            10,139             6,161
Reports to shareholders                                            5,563             4,242             1,538
Fund accounting                                                   18,282             8,756             8,503
Fund administration                                                9,579             7,401             2,766
Custody                                                            6,172             3,005             1,432
Directors'/Trustees' fees                                          1,525             1,105               386
Registration                                                       4,917             1,902             2,704
Other                                                              6,329             2,051                 -
------------------------------------------------------------------------------------------------------------
Gross expenses                                                   515,480           381,217           104,211
   Expense reductions                                             (1,293)           (5,926)           (4,771)
------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                     514,187           375,291            99,440
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          2,169,575         1,625,498           603,828
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                         (383,189)       (1,507,613)          (20,388)
Net change in unrealized appreciation/depreciation
  on investments                                              (1,032,976)         (451,621)         (149,203)
============================================================================================================
NET REALIZED AND UNREALIZED LOSS                              (1,416,165)       (1,959,234)         (169,591)
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $      753,410    $     (333,736)   $      434,237
============================================================================================================

                                                                MISSOURI        NEW JERSEY
INVESTMENT INCOME:
Interest                                                  $    3,817,188    $    4,490,672
Dividends                                                              -             8,324
------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                     3,817,188         4,498,996
------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  358,520           401,100
12b-1 distribution plan-Class A                                  262,849           297,933
12b-1 distribution plan-Class B                                        -                 -
12b-1 distribution plan-Class C                                        -                 -
Shareholder servicing                                             45,937            44,768
Professional                                                      14,424            16,319
Reports to shareholders                                            8,017             9,287
Fund accounting                                                    9,081             9,177
Fund administration                                               13,948            15,724
Custody                                                            2,590             5,976
Directors'/Trustees' fees                                          2,006             2,493
Registration                                                       5,655             3,121
Other                                                              4,854                 -
------------------------------------------------------------------------------------------
Gross expenses                                                   727,881           805,898
   Expense reductions                                            (13,104)           (2,181)
------------------------------------------------------------------------------------------
NET EXPENSES                                                     714,777           803,717
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          3,102,411         3,695,279
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                          152,580          (537,292)
Net change in unrealized appreciation/depreciation
  on investments                                              (1,965,306)       (3,164,717)
==========================================================================================
NET REALIZED AND UNREALIZED LOSS                              (1,812,726)       (3,702,009)
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    1,289,685    $       (6,730)
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Six Months Ended March 31, 2003

                                                                NEW YORK             TEXAS
INVESTMENT INCOME:
Interest                                                  $    7,105,979    $    2,200,213
Dividends                                                         23,708            13,458
------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                     7,129,687         2,213,671
------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  635,345           199,086
12b-1 distribution plan-Class A                                  422,265           147,362
12b-1 distribution plan-Class C                                   45,387                 -
Shareholder servicing                                             76,351            22,813
Professional                                                      24,241             9,729
Reports to shareholders                                           14,443             4,453
Fund accounting                                                    9,658             8,765
Fund administration                                               24,947             7,773
Custody                                                            5,943             1,832
Directors'/Trustees' fees                                          3,882             1,221
Registration                                                       5,129             3,860
Other                                                                912             7,163
------------------------------------------------------------------------------------------
Gross expenses                                                 1,268,503           414,057
   Expense reductions                                             (2,874)           (1,382)
------------------------------------------------------------------------------------------
NET EXPENSES                                                   1,265,629           412,675
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          5,864,058         1,800,996
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                         (126,028)          125,240
Net change in unrealized appreciation/depreciation
  on investments                                              (5,144,867)       (1,479,715)
==========================================================================================
NET REALIZED AND UNREALIZED LOSS                              (5,270,895)       (1,354,475)
==========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      593,163    $      446,521
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              WASHINGTON           FLORIDA           GEORGIA
INVESTMENT INCOME:
Interest                                                  $    1,324,477    $    2,365,127    $    1,838,085
Dividends                                                          8,409            12,981                 -
------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                     1,332,886         2,378,108         1,838,085
------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  121,698           217,951           182,874
12b-1 distribution plan-Class A                                        -           148,815                 -
12b-1 distribution plan-Class C                                        -            28,873                 -
Shareholder servicing                                             18,176            28,599            19,405
Professional                                                       7,404            20,089            19,021
Reports to shareholders                                            2,695            31,187            19,468
Fund accounting                                                    8,608             8,807             7,994
Fund administration                                                4,734             8,527             7,047
Custody                                                            1,066             5,393             2,981
Directors'/Trustees' fees                                            712             1,407               688
Registration                                                       5,088             3,476             2,763
Other                                                                  -            14,767                 -
------------------------------------------------------------------------------------------------------------
Gross expenses                                                   170,181           517,891           262,241
   Expense reductions                                             (1,190)           (1,354)           (6,127)
------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                     168,991           516,537           256,114
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          1,163,895         1,861,571         1,581,971
------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                         (174,595)       (1,224,519)          (56,819)
Net change in unrealized appreciation/depreciation
  on investments                                                (680,487)         (329,253)       (1,220,118)
============================================================================================================
NET REALIZED AND UNREALIZED LOSS                                (855,082)       (1,553,772)       (1,276,937)
============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      308,813    $      307,799    $      305,034
============================================================================================================

                                                                MICHIGAN      PENNSYLVANIA
INVESTMENT INCOME:
Interest                                                  $    1,562,191    $    2,668,366
Dividends                                                              -                 -
------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                                     1,562,191         2,668,366
------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                  154,931           249,556
12b-1 distribution plan-Class A                                        -           178,940
12b-1 distribution plan-Class C                                        -                 -
Shareholder servicing                                             24,157            34,393
Professional                                                      12,552            20,593
Reports to shareholders                                           19,102            32,362
Fund accounting                                                    8,659             8,866
Fund administration                                                5,975             9,751
Custody                                                            5,378             2,563
Directors'/Trustees' fees                                            759             1,463
Registration                                                       2,339             3,968
Other                                                              8,758            10,772
------------------------------------------------------------------------------------------
Gross expenses                                                   242,610           553,227
   Expense reductions                                            (11,391)           (5,716)
------------------------------------------------------------------------------------------
NET EXPENSES                                                     231,219           547,511
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          1,330,972         2,120,855
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments                           67,717          (382,540)
Net change in unrealized appreciation/depreciation
  on investments                                                (858,991)       (1,645,765)
==========================================================================================
NET REALIZED AND UNREALIZED LOSS                                (791,274)       (2,028,305)
==========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      539,698    $       92,550
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS                                    NATIONAL        CALIFORNIA
OPERATIONS:
Net investment income                                          $   13,208,185    $    4,251,550
Net realized gain (loss) on investments                            (2,363,951)       (1,311,787)
Net change in unrealized appreciation/depreciation
  on investments                                                   (8,245,225)       (3,600,774)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   2,599,009          (661,011)
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                         (11,880,885)       (4,299,251)
  Class B                                                            (747,716)                -
  Class C                                                            (906,494)         (302,073)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (13,535,095)       (4,601,324)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  50,634,340        14,251,441
Reinvestment of distributions                                       8,851,973         2,439,541
Cost of shares reacquired                                         (49,886,277)      (15,223,478)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   9,600,036         1,467,504
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                              (1,336,050)       (3,794,831)
===============================================================================================
NET ASSETS
Beginning of period                                               611,540,353       206,470,603
-----------------------------------------------------------------------------------------------
END OF PERIOD                                                  $  610,204,303    $  202,675,772
===============================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME               $   (2,236,111)   $      (64,921)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                 CONNECTICUT            HAWAII         MINNESOTA
OPERATIONS:
Net investment income                                          $    2,169,575    $    1,625,498    $      603,828
Net realized gain (loss) on investments                              (383,189)       (1,507,613)          (20,388)
Net change in unrealized appreciation/depreciation
  on investments                                                   (1,032,976)         (451,621)         (149,203)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     753,410          (333,736)          434,237
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                          (2,235,036)       (1,596,134)         (639,743)
  Class B                                                                   -                 -                 -
  Class C                                                                   -                 -                 -
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (2,235,036)       (1,596,134)         (639,743)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   5,377,989         3,457,548         5,532,936
Reinvestment of distributions                                       1,073,538           864,742           521,427
Cost of shares reacquired                                          (5,373,075)       (6,210,391)       (2,389,614)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   1,078,452        (1,888,101)        3,664,749
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                (403,174)       (3,817,971)        3,459,243
=================================================================================================================
NET ASSETS
Beginning of period                                               100,358,436        79,988,073        27,568,215
-----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $   99,955,262    $   76,170,102    $   31,027,458
=================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME               $     (161,510)   $     (213,060)   $      (76,595)
=================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                    MISSOURI        NEW JERSEY
OPERATIONS:
Net investment income                                          $    3,102,411    $    3,695,279
Net realized gain (loss) on investments                               152,580          (537,292)
Net change in unrealized appreciation/depreciation
  on investments                                                   (1,965,306)       (3,164,717)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   1,289,685            (6,730)
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                          (2,918,496)       (3,669,269)
  Class B                                                                   -                 -
  Class C                                                                   -                 -
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (2,918,496)       (3,669,269)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  10,743,322         8,458,825
Reinvestment of distributions                                       2,276,025         2,120,053
Cost of shares reacquired                                          (7,764,517)      (12,674,434)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   5,254,830        (2,095,556)
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                               3,626,019        (5,771,555)
===============================================================================================
NET ASSETS
Beginning of period                                               145,005,620       164,733,391
-----------------------------------------------------------------------------------------------
END OF PERIOD                                                  $  148,631,639    $  158,961,836
===============================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME               $     (204,799)   $     (375,631)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Six Months Ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS                                    NEW YORK             TEXAS
OPERATIONS:
Net investment income                                          $    5,864,058    $    1,800,996
Net realized gain (loss) on investments                              (126,028)          125,240
Net change in unrealized appreciation/depreciation
  on investments                                                   (5,144,867)       (1,479,715)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  593,163           446,521
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                          (5,683,595)       (1,727,319)
  Class C                                                            (186,638)                -
Net realized gain
  Class A                                                                   -                 -
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (5,870,233)       (1,727,319)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  15,824,829         3,546,899
Reinvestment of distributions                                       3,541,407         1,219,405
Cost of shares reacquired                                         (22,444,367)       (4,289,565)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                  (3,078,131)          476,739
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                              (8,355,201)         (804,059)
===============================================================================================
NET ASSETS
Beginning of period                                               261,629,349        81,368,539
-----------------------------------------------------------------------------------------------
END OF PERIOD                                                  $  253,274,148    $   80,564,480
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $     (830,057)   $     (211,558)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                  WASHINGTON           FLORIDA           GEORGIA
OPERATIONS:
Net investment income                                          $    1,163,895    $    1,861,571    $    1,581,971
Net realized gain (loss) on investments                              (174,595)       (1,224,519)          (56,819)
Net change in unrealized appreciation/depreciation
  on investments                                                     (680,487)         (329,253)       (1,220,118)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  308,813           307,799           305,034
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                          (1,203,917)       (1,860,405)       (1,501,625)
  Class C                                                                   -          (113,274)                -
Net realized gain
  Class A                                                                   -                 -          (214,585)
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (1,203,917)       (1,973,679)       (1,716,210)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   4,214,489         4,837,625        15,334,835
Reinvestment of distributions                                         829,403           795,440         1,377,871
Cost of shares reacquired                                          (3,214,838)       (5,744,946)       (7,313,054)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   1,829,054          (111,881)        9,399,652
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                 933,950        (1,777,761)        7,988,476
=================================================================================================================
NET ASSETS
Beginning of period                                                49,048,626        90,251,882        69,836,431
-----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $   49,982,576    $   88,474,121    $   77,824,907
=================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $      446,471    $     (161,285)   $      (17,912)
=================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                    MICHIGAN      PENNSYLVANIA
OPERATIONS:
Net investment income                                          $    1,330,972    $    2,120,855
Net realized gain (loss) on investments                                67,717          (382,540)
Net change in unrealized appreciation/depreciation
  on investments                                                     (858,991)       (1,645,765)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  539,698            92,550
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                          (1,421,522)       (2,242,423)
  Class C                                                                   -                 -
Net realized gain
  Class A                                                                   -                 -
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (1,421,522)       (2,242,423)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  10,965,418         5,837,194
Reinvestment of distributions                                         935,813         1,080,127
Cost of shares reacquired                                          (4,556,613)       (5,725,960)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   7,344,618         1,191,361
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                               6,462,794          (958,512)
===============================================================================================
NET ASSETS
Beginning of period                                                58,631,701       101,501,915
-----------------------------------------------------------------------------------------------
END OF PERIOD                                                  $   65,094,495    $  100,543,403
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $     (262,305)   $     (411,344)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS                                    NATIONAL        CALIFORNIA
OPERATIONS:
Net investment income                                          $   27,146,448    $    9,507,076
Net realized gain on investments                                    3,472,516           245,780
Net change in unrealized appreciation/depreciation
  on investments                                                   17,539,926         4,841,134
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               48,158,890        14,593,990
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                         (24,360,519)       (8,729,491)
  Class B                                                          (1,306,098)                -
  Class C                                                          (1,629,500)         (501,001)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (27,296,117)       (9,230,492)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                 112,022,029        25,394,908
Reinvestment of distributions                                      17,554,600         5,008,377
Cost of shares reacquired                                        (117,659,510)      (33,511,579)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                  11,917,119        (3,108,294)
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                              32,779,892         2,255,204
===============================================================================================
NET ASSETS
Beginning of year                                                 578,760,461       204,215,399
-----------------------------------------------------------------------------------------------
END OF YEAR                                                    $  611,540,353    $  206,470,603
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $   (1,909,201)   $      284,853
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE (DECREASE) IN NET ASSETS                                 CONNECTICUT            HAWAII         MINNESOTA
OPERATIONS:
Net investment income                                          $    4,751,298    $    3,411,857    $    1,220,309
Net realized gain on investments                                      749,305           382,498            30,099
Net change in unrealized appreciation/depreciation
  on investments                                                    2,855,223         2,514,391           883,643
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                8,355,826         6,308,746         2,134,051
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                          (4,666,381)       (3,493,168)       (1,196,122)
  Class B                                                                   -                 -                 -
  Class C                                                                   -                 -                 -
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (4,666,381)       (3,493,168)       (1,196,122)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   8,823,698        12,019,332         4,846,903
Reinvestment of distributions                                       2,147,736         1,827,196           956,958
Cost of shares reacquired                                         (15,544,316)       (7,695,736)       (3,881,976)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                  (4,572,882)        6,150,792         1,921,885
=================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                (883,437)        8,966,370         2,859,814
=================================================================================================================
NET ASSETS
Beginning of year                                                 101,241,873        71,021,703        24,708,401
-----------------------------------------------------------------------------------------------------------------
END OF YEAR                                                    $  100,358,436    $   79,988,073    $   27,568,215
=================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $      (96,049)   $     (242,424)   $      (40,680)
=================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                    MISSOURI        NEW JERSEY
OPERATIONS:
Net investment income                                          $    5,963,454    $    7,597,934
Net realized gain on investments                                    1,018,147           977,977
Net change in unrealized appreciation/depreciation
  on investments                                                    3,322,968         3,901,863
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               10,304,569        12,477,774
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                          (5,909,705)       (7,410,189)
  Class B                                                                   -                 -
  Class C                                                                   -                 -
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (5,909,705)       (7,410,189)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  17,602,461        16,690,884
Reinvestment of distributions                                       4,539,731         4,254,272
Cost of shares reacquired                                         (11,653,711)      (21,450,389)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                  10,488,481          (505,233)
===============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                              14,883,345         4,562,352
===============================================================================================
NET ASSETS
Beginning of year                                                 130,122,275       160,171,039
-----------------------------------------------------------------------------------------------
END OF YEAR                                                    $  145,005,620    $  164,733,391
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $     (388,714)   $     (401,641)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended September 30, 2002

INCREASE IN NET ASSETS                                               NEW YORK             TEXAS
OPERATIONS:
Net investment income                                          $   11,836,535    $    3,481,721
Net realized gain on investments                                    2,480,435           362,090
Net change in unrealized appreciation/depreciation
  on investments                                                    8,324,389         3,392,827
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               22,641,359         7,236,638
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                         (11,318,011)       (3,456,519)
  Class C                                                            (306,953)                -
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (11,624,964)       (3,456,519)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  34,088,342         6,622,967
Reinvestment of distributions                                       6,992,893         2,413,147
Cost of shares reacquired                                         (39,497,523)       (9,308,122)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   1,583,712          (272,008)
===============================================================================================
NET INCREASE IN NET ASSETS                                         12,600,107         3,508,111
===============================================================================================
NET ASSETS
Beginning of year                                                 249,029,242        77,860,428
-----------------------------------------------------------------------------------------------
END OF YEAR                                                    $  261,629,349    $   81,368,539
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $     (823,882)   $     (285,235)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INCREASE IN NET ASSETS                                             WASHINGTON           FLORIDA           GEORGIA
OPERATIONS:
Net investment income                                          $    2,377,355    $    4,125,652    $    2,321,307
Net realized gain on investments                                      175,857           353,938           461,293
Net change in unrealized appreciation/depreciation
  on investments                                                    1,398,877         2,398,830         2,505,000
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                3,952,089         6,878,420         5,287,600
=================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                          (2,369,030)       (3,898,923)       (2,298,082)
  Class C                                                                   -          (223,468)                -
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (2,369,030)       (4,122,391)       (2,298,082)
=================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                   4,893,708         6,485,650        28,219,929
Reinvestment of distributions                                       1,554,802         1,552,170         1,872,091
Cost of shares reacquired                                          (4,866,363)       (9,570,166)       (9,480,146)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   1,582,147        (1,532,346)       20,611,874
=================================================================================================================
NET INCREASE IN NET ASSETS                                          3,165,206         1,223,683        23,601,392
=================================================================================================================
NET ASSETS
Beginning of year                                                  45,883,420        89,028,199        46,235,039
-----------------------------------------------------------------------------------------------------------------
END OF YEAR                                                    $   49,048,626    $   90,251,882    $   69,836,431
=================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $      486,493    $      (49,177)   $      (98,258)
=================================================================================================================

INCREASE IN NET ASSETS                                               MICHIGAN      PENNSYLVANIA
OPERATIONS:
Net investment income                                          $    2,475,098    $    4,416,932
Net realized gain on investments                                      357,663           386,036
Net change in unrealized appreciation/depreciation
  on investments                                                    2,088,011         3,159,831
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                4,920,772         7,962,799
===============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
  Class A                                                          (2,503,130)       (4,405,152)
  Class C                                                                   -                 -
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                (2,503,130)       (4,405,152)
===============================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                  10,510,102         9,381,743
Reinvestment of distributions                                       1,630,447         2,088,771
Cost of shares reacquired                                          (5,256,754)       (8,076,736)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                   6,883,795         3,393,778
===============================================================================================
NET INCREASE IN NET ASSETS                                          9,301,437         6,951,425
===============================================================================================
NET ASSETS
Beginning of year                                                  49,330,264        94,550,490
-----------------------------------------------------------------------------------------------
END OF YEAR                                                    $   58,631,701    $  101,501,915
===============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                        $     (171,755)   $     (289,776)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

Net asset value,
beginning of period               $     11.73        $   11.33       $   10.76       $   10.79       $   11.98     $   11.48
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .26(a)           .54(a)          .53(a)          .51(a)          .59           .60

  Net realized and
  unrealized gain (loss)                 (.21)             .40             .59             .01           (1.03)          .47
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .05              .94            1.12             .52            (.44)         1.07
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to
shareholders from:

  Net investment income                  (.26)            (.54)           (.55)           (.55)           (.56)         (.57)

  Net realized gain                         -                -               -               -            (.19)            -
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total distributions                  (.26)            (.54)           (.55)           (.55)           (.75)         (.57)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     11.52        $   11.73       $   11.33       $   10.76       $   10.79     $   11.98
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .48%(c)         8.57%          10.64%           5.02%          (3.85)%        9.60%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .49%(c)         1.03%           1.01%            .98%            .95%          .88%

  Expenses, excluding
  expense reductions                      .49%(c)         1.04%           1.06%            .99%            .95%          .88%

  Net investment income                  2.24%(c)         4.74%           4.78%           4.85%           5.10%         5.18%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $   524,667        $ 530,563       $ 512,426       $ 487,188       $ 542,601     $ 606,428

  Portfolio turnover rate               65.29%           63.74%          77.46%         185.25%         254.13%       304.15%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $     11.76        $   11.36       $   10.79       $   10.82       $   11.98     $   11.50
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .22(a)           .47(a)          .46(a)          .44(a)          .51           .52

  Net realized and
  unrealized gain (loss)                 (.20)             .40             .60             .01            (.99)          .46
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .02              .87            1.06             .45            (.48)          .98
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to
shareholders from:

  Net investment income                  (.23)            (.47)           (.49)           (.48)           (.49)         (.50)

  Net realized gain                         -                -               -               -            (.19)            -
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total distributions                  (.23)            (.47)           (.49)           (.48)           (.68)         (.50)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     11.55        $   11.76       $   11.36       $   10.79       $   10.82     $   11.98
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .19%(c)         7.88%           9.96%           4.32%          (4.30)%        8.85%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .81%(c)         1.65%           1.64%           1.63%           1.54%         1.47%

  Expenses, excluding
  expense reductions                      .81%(c)         1.66%           1.69%           1.63%           1.54%         1.47%

  Net investment income                  1.92%(c)         4.12%           4.15%           4.15%           4.41%         4.49%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    39,221        $  36,250       $  28,531       $  17,594       $  16,053     $   9,472

  Portfolio turnover rate               65.29%           63.74%          77.46%         185.25%         254.13%       304.15%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $     11.76        $   11.35       $   10.77       $   10.81       $   11.99     $   11.49
                                  ===========        =========       =========       =========       =========     =========

  Investment operations

  Net investment income                   .22(a)           .47(a)          .46(a)          .45(a)          .50           .52

  Net realized and
  unrealized gain (loss)                 (.21)             .41             .60            (.01)          (1.01)          .47
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .01              .88            1.06             .44            (.51)          .99
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to
shareholders from:

  Net investment income                  (.23)            (.47)           (.48)           (.48)           (.48)         (.49)

  Net realized gain                         -                -               -               -            (.19)            -
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total distributions                  (.23)            (.47)           (.48)           (.48)           (.67)         (.49)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     11.54        $   11.76       $   11.35       $   10.77       $   10.81     $   11.99
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .12%(c)         7.95%          10.04%           4.23%          (4.45)%        8.80%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .81%(c)         1.61%           1.68%           1.63%           1.63%         1.61%

  Expenses, excluding
  expense reductions                      .81%(c)         1.62%           1.73%           1.64%           1.63%         1.61%

  Net investment income                  1.92%(c)         4.16%           4.11%           4.19%           4.38%         4.44%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    46,316        $  44,727       $  37,803       $  34,999       $  38,409     $  42,410

  Portfolio turnover rate               65.29%           63.74%          77.46%         185.25%         254.13%       304.15%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $     11.19        $   10.89       $   10.29       $   10.16       $   11.12     $   10.72
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .23(a)           .52(a)          .51(a)          .53(a)          .54           .54

  Net realized and
  unrealized gain (loss)                 (.27)             .29             .61             .12            (.98)          .39
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                           (.04)             .81            1.12             .65            (.44)          .93
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to
shareholders from
net investment income                    (.25)            (.51)           (.52)           (.52)           (.52)         (.53)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     10.90        $   11.19       $   10.89       $   10.29       $   10.16     $   11.12
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                          (.31)%(c)        7.65%          11.09%           6.62%          (4.09)%        8.86%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .50%(c)         1.03%           1.00%            .94%            .93%          .87%

  Expenses, excluding
  expense reductions                      .50%(c)         1.04%           1.04%            .94%            .93%          .87%

  Net investment income                  2.14%(c)         4.82%           4.81%           5.30%           4.96%         4.98%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $   187,199        $ 192,181       $ 192,624       $ 186,041       $ 207,113     $ 250,427

  Portfolio turnover rate               46.31%           45.31%          72.84%         100.22%         185.43%       187.26%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $     11.20        $   10.91       $   10.30       $   10.16       $   11.12     $   10.72
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .20(a)           .46(a)          .45(a)          .47(a)          .46           .47

  Net realized and
  unrealized gain (loss)                 (.27)             .27             .61             .12            (.98)          .38
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                           (.07)             .73            1.06             .59            (.52)          .85
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to
shareholders from
net investment income                    (.22)            (.44)           (.45)           (.45)           (.44)         (.45)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     10.91        $   11.20       $   10.91       $   10.30       $   10.16     $   11.12
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                          (.58)%(c)        6.94%          10.53%           6.02%          (4.77)%        8.09%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .82%(c)         1.61%           1.55%           1.55%           1.60%         1.59%

  Expenses, excluding
  expense reductions                      .82%(c)         1.62%           1.59%           1.55%           1.60%         1.59%

  Net investment income                  1.82%(c)         4.22%           4.26%           4.70%           4.28%         4.26%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    15,477        $  14,290       $  11,591       $  10,646       $  12,767     $  13,978

  Portfolio turnover rate               46.31%           45.31%          72.84%         100.22%         185.43%       187.26%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD               $     10.71        $   10.32       $    9.79       $    9.89       $   10.73     $   10.42
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .23(a)           .50(a)          .49(a)          .49(a)          .54           .52

  Net realized and
  unrealized gain (loss)                 (.15)             .38             .53            (.08)           (.86)          .32
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .08              .88            1.02             .41            (.32)          .84
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to
shareholders from
net investment income                    (.24)            (.49)           (.49)           (.51)           (.52)         (.53)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     10.55        $   10.71       $   10.32       $    9.79       $    9.89     $   10.73
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .77%(c)         8.79%          10.65%           4.32%          (3.04)%        8.32%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .52%(c)         1.03%           1.01%           1.02%            .95%          .81%

  Expenses, excluding
  expense reductions                      .52%(c)         1.04%           1.03%           1.02%            .95%          .81%

  Net investment income                  2.20%(c)         4.82%           4.85%           5.10%           5.12%         4.95%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    99,955        $ 100,358       $ 101,242       $  96,901       $ 111,758     $ 120,983

  Portfolio turnover rate               25.89%           48.64%          21.52%          37.92%          53.76%        61.06%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD               $      5.20        $    5.01       $    4.83       $    4.84       $    5.25     $    5.07
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .11(a)           .23(a)          .22(a)          .24(a)          .26           .25

  Net realized and
  unrealized gain (loss)                 (.13)             .20             .20            (.01)           (.43)          .18
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                           (.02)             .43             .42             .23            (.17)          .43
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to shareholders
from net investment income               (.11)            (.24)           (.24)           (.24)           (.24)         (.25)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $      5.07        $    5.20       $    5.01       $    4.83       $    4.84     $    5.25
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                          (.42)%(c)        8.78%           8.88%           4.94%          (3.31)%        8.59%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .50%(c)         1.05%           1.04%            .99%            .97%          .92%

  Expenses, excluding
  expense reductions                      .51%(c)         1.06%           1.07%            .99%            .97%          .93%

  Net investment income                  2.14%(c)         4.60%           4.49%           5.03%           5.03%         4.78%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    76,170        $  79,988       $  71,022       $  70,190       $  71,619     $  80,970

  Portfolio turnover rate               22.21%           30.99%          32.38%          30.06%          27.63%        52.65%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD               $      5.18        $    5.00       $    4.76       $    4.78       $    5.18     $    5.05
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .11(a)           .24(a)          .25(a)          .23(a)          .27           .27

  Net realized and
  unrealized gain (loss)                 (.04)             .18             .24             .01            (.41)          .13
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .07              .42             .49             .24            (.14)          .40
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to shareholders
from net investment income               (.11)            (.24)           (.25)           (.26)           (.26)         (.27)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $      5.14        $    5.18       $    5.00       $    4.76       $    4.78     $    5.18
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                          1.46%(c)         8.56%          10.57%           5.32%          (2.72)%        8.11%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
  and expense reductions                  .34%(c)          .46%            .19%            .24%            .23%          .27%

  Expenses, excluding waiver
  and expense reductions                  .36%(c)          .75%            .82%            .74%            .73%          .77%

  Net investment income                  2.10%(c)         4.79%           5.16%           5.00%           5.43%         5.19%

                                  SIX MONTHS
                                     ENDED                                         YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    31,027        $  27,568       $  24,708       $  20,864       $  19,843     $  14,399

  Portfolio turnover rate               12.13%           22.33%          24.34%          50.37%          22.87%        40.65%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD               $      5.41        $    5.25       $    4.96       $    4.99       $    5.36     $    5.22
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .11(a)           .23(a)          .25(a)          .24(a)          .25           .25

  Net realized and
  unrealized gain (loss)                 (.06)             .16             .29            (.02)           (.37)          .14
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .05              .39             .54             .22            (.12)          .39
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to shareholders
from net investment income               (.11)            (.23)           (.25)           (.25)           (.25)         (.25)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $      5.35        $    5.41       $    5.25       $    4.96       $    4.99     $    5.36
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .92%(c)         7.67%          11.11%           4.63%          (2.25)%        7.75%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
  and expense reductions                  .49%(c)         1.03%            .89%           1.02%            .99%          .92%

  Expenses, excluding waiver
  and expense reductions                  .50%(c)         1.06%           1.08%           1.02%            .99%          .93%

  Net investment income                  2.16%(c)         4.44%           4.80%           4.98%           4.84%         4.80%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $   148,632        $ 145,006       $ 130,122       $ 120,058       $ 125,775     $ 144,155

  Portfolio turnover rate               31.36%           80.04%          43.75%          43.30%          78.85%        72.89%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD               $      5.37        $    5.21       $    4.96       $    4.97       $    5.54     $    5.32
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .12(a)           .25(a)          .25(a)          .25(a)          .27           .26

  Net realized and
  unrealized gain (loss)                 (.12)             .15             .26            -(b)            (.47)          .22
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                              -              .40             .51             .25            (.20)          .48
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to shareholders
  from:

  Net investment income                  (.12)            (.24)           (.26)           (.26)           (.26)         (.26)

  Net realized gain                         -                -               -               -            (.11)            -
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total distributions                  (.12)            (.24)           (.26)           (.26)           (.37)         (.26)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $      5.25        $    5.37       $    5.21       $    4.96       $    4.97     $    5.54
                                  ===========        =========       =========       =========       =========     =========
Total Return(d)                           .02%(c)         7.96%          10.41%           5.31%          (3.73)%        9.34%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
  and expense reductions                  .51%(c)         1.03%            .90%            .97%            .93%          .86%

  Expenses, excluding waiver
  and expense reductions                  .51%(c)         1.05%           1.06%            .98%            .93%          .86%

  Net investment income                  2.29%(c)         4.77%           4.93%           5.03%           5.11%         4.85%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $   158,962        $ 164,733       $ 160,171       $ 151,048       $ 163,237     $ 186,127

  Portfolio turnover rate               35.24%           97.76%         101.02%         125.73%         185.16%       118.38%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $0.01.

(c) Not annualized.

(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $     11.66        $   11.16       $   10.53       $   10.51       $   11.43     $   11.03
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .26(a)           .54(a)          .53(a)          .55(a)          .58           .56

  Net realized and
  unrealized gain (loss)                 (.24)             .49             .64             .02            (.94)          .41
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .02             1.03            1.17             .57            (.36)          .97
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to shareholders
from net investment income               (.26)            (.53)           (.54)           (.55)           (.56)         (.57)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     11.42        $   11.66       $   11.16       $   10.53       $   10.51     $   11.43
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .23%(c)         9.50%          11.35%           5.65%          (3.23)%        9.03%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .48%(c)         1.03%           1.01%            .96%            .93%          .85%

  Expenses, excluding
  expense reductions                      .48%(c)         1.04%           1.04%            .97%            .93%          .85%

  Net investment income                  2.32%(c)         4.80%           4.80%           5.28%           5.21%         5.06%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $   243,447        $ 252,831       $ 242,367       $ 228,362       $ 248,456     $ 283,551

  Portfolio turnover rate               21.25%           51.72%          70.03%          76.33%          52.67%        64.63%
============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $     11.67        $   11.17       $   10.54       $   10.51       $   11.42     $   11.02
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .23(a)           .48(a)          .46(a)          .49(a)          .50           .49

  Net realized and
  unrealized gain (loss)                 (.25)             .49             .65             .02            (.93)          .40
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                           (.02)             .97            1.11             .51            (.43)          .89
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to shareholders
from net investment income               (.23)            (.47)           (.48)           (.48)           (.48)         (.49)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     11.42        $   11.67       $   11.17       $   10.54       $   10.51     $   11.42
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                          (.11)%(c)        8.90%          10.74%           5.07%          (3.93)%        8.34%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .81%(c)         1.51%           1.62%           1.55%           1.62%         1.57%

  Expenses, excluding
  expense reductions                      .81%(c)         1.52%           1.65%           1.56%           1.62%         1.57%

  Net investment income                  1.99%(c)         4.32%           4.19%           4.72%           4.49%         4.32%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $     9,827        $   8,798       $   6,662       $   5,278       $   6,577     $   6,706

  Portfolio turnover rate               21.25%           51.72%          70.03%          76.33%          52.67%        64.63%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD               $     10.47        $    9.99       $    9.43       $    9.55       $   10.69     $   10.40
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .23(a)           .45(a)          .46(a)          .51(a)          .52           .51

  Net realized and
  unrealized gain (loss)                 (.17)             .48             .57            (.13)          (1.03)          .40
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from investment
    operations                            .06              .93            1.03             .38            (.51)          .91
                                  -----------        ---------       ---------       ---------       ---------     ---------

Distributions to
shareholders from:

  Net investment income                  (.22)            (.45)           (.47)           (.50)           (.52)         (.53)

  Net realized gain                         -                -               -               -            (.11)         (.09)
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total distributions                  (.22)            (.45)           (.47)           (.50)           (.63)         (.62)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $     10.31        $   10.47       $    9.99       $    9.43       $    9.55     $   10.69
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .62%(c)         9.55%          11.30%           4.14%          (4.96)%        9.24%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver
  and expense reductions                  .51%(c)         1.00%            .64%            .99%            .94%          .91%

  Expenses, excluding waiver
  and expense reductions                  .51%(c)         1.05%           1.09%           1.01%            .94%          .91%

  Net investment income                  2.26%(c)         4.49%           4.70%           5.47%           5.12%         4.85%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    80,564        $  81,369       $  77,860       $  74,405       $  84,491     $  92,607

  Portfolio turnover rate               27.71%           89.30%         108.27%         163.39%         168.04%       143.78%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
                                  (UNAUDITED)           2002            2001            2000            1999         1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD               $      5.32        $    5.15       $    4.89       $    4.91       $    5.38     $    5.16
                                  ===========        =========       =========       =========       =========     =========

Investment operations

  Net investment income                   .12(a)           .26(a)          .26(a)          .27(a)          .28           .27

  Net realized and
  unrealized gain (loss)                 (.08)             .17             .26            (.04)           (.50)          .21
                                  -----------        ---------       ---------       ---------       ---------     ---------
    Total from
    investment operations                 .04              .43             .52             .23            (.22)          .48
                                  -----------        ---------       ---------       ---------       ---------     ---------
Distributions to shareholders
from net investment income               (.13)            (.26)           (.26)           (.25)           (.25)         (.26)
                                  -----------        ---------       ---------       ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD    $      5.23        $    5.32       $    5.15       $    4.89       $    4.91     $    5.38
                                  ===========        =========       =========       =========       =========     =========
Total Return(b)                           .76%(c)         8.71%          10.92%           4.90%          (4.17)%        9.48%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .35%(c)          .71%            .70%            .71%            .66%          .65%

  Expenses, excluding
  expense reductions                      .35%(c)          .72%            .73%            .71%            .66%          .65%

  Net investment income                  2.38%(c)         5.14%           5.22%           5.58%           5.42%         5.20%

                                  SIX MONTHS
                                     ENDED                                        YEAR ENDED 9/30
                                   3/31/2003         -----------------------------------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)           2002            2001            2000            1999         1998
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    49,983        $  49,049       $  45,883       $  44,512       $  51,849     $  62,754

  Portfolio turnover rate               19.13%           40.20%          52.09%         152.63%         180.42%       141.56%
============================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                  SIX MONTHS
                                     ENDED                 YEAR ENDED 9/30               11/1/1999
                                   3/31/2003         -----------------------------           TO
                                  (UNAUDITED)           2002              2001           9/30/2000*
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $      4.97        $      4.82       $      4.57       $    4.52
                                  ===========        ===========       ===========       =========

Investment operations

  Net investment income                   .10(a)             .23(a)            .23(a)          .23(a)

  Net realized and
  unrealized gain (loss)                 (.08)               .15               .25             .03
                                  -----------        -----------       -----------       ---------
      Total from investment
      operations                          .02                .38               .48             .26
                                  -----------        -----------       -----------       ---------
Distributions to
shareholders from net
investment income                        (.11)              (.23)             (.23)           (.21)
                                  -----------        -----------       -----------       ---------
NET ASSET VALUE, END OF PERIOD    $      4.88        $      4.97       $      4.82       $    4.57
                                  ===========        ===========       ===========       =========
Total Return(b)                           .45%(c)           8.10%            10.68%           5.86%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .57%(c)           1.07%              .99%            .89%(c)

  Expenses, excluding
  expense reductions                      .57%(c)           1.08%             1.05%            .89%(c)

  Net investment income                  2.15%(c)           4.74%             4.77%           5.00%(c)

                                            YEAR ENDED 10/31
                                  -------------------------------------
                                     1999          1998          1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
BEGINNING OF PERIOD               $    4.98     $    4.87     $    4.79
                                  =========     =========     =========
Investment operations

  Net investment income                 .23           .24           .24

  Net realized and
  unrealized gain (loss)               (.46)          .11           .09
                                  ---------     ---------     ---------
      Total from investment
      operations                       (.23)          .35           .33
                                  ---------     ---------     ---------
Distributions to
shareholders from net
investment income                      (.23)         (.24)         (.25)
                                  ---------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD                     $    4.52     $    4.98     $    4.87
                                  =========     =========     =========
Total Return(b)                       (4.74)%        7.30%         7.12%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                    .97%          .89%          .86%

  Expenses, excluding
  expense reductions                    .97%          .89%          .86%

  Net investment income                4.73%         4.79%         5.03%

                                  SIX MONTHS
                                     ENDED                  YEAR ENDED 9/30             11/1/1999
                                   3/31/2003         -----------------------------          TO
SUPPLEMENTAL DATA:                (UNAUDITED)           2002              2001          9/30/2000*
--------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $    82,602        $    84,325       $    83,798       $  94,817

  Portfolio turnover rate               40.65%             82.90%            84.37%         169.02%
==================================================================================================

                                            YEAR ENDED 10/31
                                  -------------------------------------
SUPPLEMENTAL DATA:                   1999          1998         1997
-----------------------------------------------------------------------
  Net assets,
  end of period (000)             $ 100,924     $ 127,292     $ 137,252

  Portfolio turnover rate            191.12%       140.61%       106.32%
=======================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST

                                  SIX MONTHS
                                     ENDED                YEAR ENDED 9/30            11/1/1999
                                   3/31/2003         -------------------------          TO
                                  (UNAUDITED)          2002            2001          9/30/2000*
                                                     ------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $      4.98        $    4.83       $    4.58       $    4.52
                                  ===========        =========       =========       =========

Investment operations

  Net investment income                   .09(a)           .20(a)          .20(a)          .20(a)

  Net realized and
  unrealized gain (loss)                 (.08)             .14             .25             .04
                                  -----------        ---------       ---------       ---------
    Total from investment
    operations                            .01              .34             .45             .24
                                  -----------        ---------       ---------       ---------
Distributions to
shareholders from
net investment income                    (.10)            (.19)           (.20)           (.18)
                                  -----------        ---------       ---------       ---------
NET ASSET VALUE,
END OF PERIOD                     $      4.89        $    4.98       $    4.83       $    4.58
                                  ===========        =========       =========       =========
Total Return(b)                           .13%(c)         7.32%           9.99%           5.44%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .89%(c)         1.73%           1.64%           1.42%(c)

  Expenses, excluding
  expense reductions                      .89%(c)         1.74%           1.70%           1.43%(c)

  Net investment income                  1.83%(c)         4.08%           4.13%           4.52%(c)

                                            YEAR ENDED 10/31
                                  -------------------------------------
                                    1999          1998          1997
                                  -------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE,
BEGINNING OF PERIOD               $    4.98     $    4.87     $    4.79
                                  =========     =========     =========

Investment operations

  Net investment income                 .20           .20           .20

  Net realized and
  unrealized gain (loss)               (.46)          .11           .10
                                  ---------     ---------     ---------
    Total from investment
    operations                         (.26)          .31           .30
                                  ---------     ---------     ---------
Distributions to
shareholders from
net investment income                  (.20)         (.20)         (.22)
                                  ---------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD                     $    4.52     $    4.98     $    4.87
                                  =========     =========     =========
Total Return(b)                       (5.43)%        6.52%         6.33%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                    1.62%        1.58%         1.57%

  Expenses, excluding
  expense reductions                    1.62%        1.58%         1.57%

  Net investment income                 4.07%        4.09%         4.29%

                                  SIX MONTHS
                                     ENDED                YEAR ENDED 9/30            11/1/1999
                                   3/31/2003         -------------------------          TO
SUPPLEMENTAL DATA:                (UNAUDITED)          2002            2001          9/30/2000*
-----------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)             $     5,872        $   5,927       $   5,230       $   4,706

  Portfolio turnover rate               40.65%           82.90%          84.37%         169.02%
===============================================================================================

                                            YEAR ENDED 10/31
                                  -------------------------------------
SUPPLEMENTAL DATA:                  1999          1998          1997
-----------------------------------------------------------------------
  Net assets,
  end of period (000)             $   6,046     $   7,275     $   7,496

  Portfolio turnover rate            191.12%       140.61%       106.32%
=======================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

* The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                  SIX MONTHS
                                    ENDED             YEAR ENDED 9/30          11/1/1999                 YEAR ENDED 10/31
                                   3/31/2003      ------------------------         TO         -------------------------------------
                                  (UNAUDITED)       2002           2001        9/30/2000*       1999          1998          1997
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD              $       5.70     $    5.44     $     5.07     $     4.91     $    5.43     $    5.31     $    5.14
                                 ============     =========     ==========     ==========     =========     =========     =========

Investment operations

  Net investment income                   .12(a)        .23(a)         .26(a)         .21(a)        .28           .27           .27

  Net realized and
  unrealized gain (loss)                 (.11)          .26            .37            .19          (.50)          .19           .19
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
      Total from investment
      operations                          .01           .49            .63            .40          (.22)          .46           .46
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
Distributions to
shareholders from:

  Net investment income                  (.11)         (.23)          (.26)          (.24)         (.26)         (.27)         (.28)

  Net realized gain                      (.02)            -              -              -          (.04)         (.07)         (.01)
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
  Total distributions                    (.13)         (.23)          (.26)          (.24)         (.30)         (.34)         (.29)
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD                    $       5.58     $    5.70     $     5.44     $     5.07     $    4.91     $    5.43     $    5.31
                                 ============     =========     ==========     ==========     =========     =========     =========
Total Return(b)                           .22%(c)      9.27%         12.69%          8.59%(c)      4.36%         9.00%         9.27%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  waiver and expense
  reductions                              .35%(c)       .69%           .31%           .17%(c)       .18%          .24%          .38%

  Expenses, excluding
  waiver and expense
  reductions                              .36%(c)       .72%           .78%           .63%(c)       .68%          .74%          .88%

  Net investment income                  2.16%(c)      4.24%          4.81%          4.30%(c)      5.32%         5.07%         5.23%

                                  SIX MONTHS
                                    ENDED             YEAR ENDED 9/30          11/1/1999                 YEAR ENDED 10/31
                                  3/31/2003       ------------------------         TO         -------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)        2002           2001        9/30/2000*       1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)            $     77,825     $  69,836     $   46,235     $   29,245     $  27,432     $  19,764     $  13,897

  Portfolio turnover rate               25.67%        48.66%         43.50%        122.44%       115.87%       126.52%        90.40%
===================================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                  SIX MONTHS
                                    ENDED             YEAR ENDED 9/30          11/1/1999                 YEAR ENDED 10/31
                                  3/31/2003       ------------------------         TO         -------------------------------------
                                 (UNAUDITED)        2002           2001        9/30/2000*       1999          1998          1997
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD              $       5.43     $    5.20     $     4.87     $     4.75     $    5.18     $    5.06     $    4.93
                                 ============     =========     ==========     ==========     =========     =========     =========
Investment operations

  Net investment income                   .11(a)        .25(a)         .25(a)         .21(a)        .26           .26           .27

  Net realized and
  unrealized gain (loss)                 (.08)          .23            .33            .14          (.44)          .12           .13
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
    Total from investment
    operations                            .03           .48            .58            .35          (.18)          .38           .40
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
Distributions to
shareholders from
net investment income                    (.12)         (.25)          (.25)          (.23)         (.25)         (.26)         (.27)
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
NET ASSET VALUE,
END OF PERIOD                    $       5.34     $    5.43     $     5.20     $     4.87     $    4.75     $    5.18     $    5.06
                                 ============     =========     ==========     ==========     =========     =========     =========
Total Return(b)                           .62%(c)      9.57%         12.21%          7.57%(c)     (3.55)%        7.59%         8.24%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  expense reductions                      .37%(c)       .73%           .69%           .67%(c)       .69%          .69%          .60%

  Expenses, excluding
  expense reductions                      .39%(c)       .75%           .74%           .67%(c)       .69%          .69%          .68%

  Net investment income                  2.14%(c)      4.77%          4.91%          4.37%(c)      5.21%         4.98%         5.37%

                                  SIX MONTHS
                                    ENDED             YEAR ENDED 9/30          11/1/1999                 YEAR ENDED 10/31
                                  3/31/2003       ------------------------         TO         -------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)        2002           2001        9/30/2000*       1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)            $     65,094     $  58,632     $   49,330     $   45,666     $  49,356     $  53,139     $  52,630

  Portfolio turnover rate               45.43%        48.09%        100.27%        111.48%       186.97%        82.33%        68.50%
===================================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

*The Trust changed its fiscal year-end.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                  SIX MONTHS
                                    ENDED             YEAR ENDED 9/30          11/1/1999                 YEAR ENDED 10/31
                                  3/31/2003       ------------------------         TO         -------------------------------------
                                 (UNAUDITED)        2002           2001        9/30/2000*       1999          1998          1997
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD              $       5.37     $    5.18     $     4.90     $     4.81     $    5.28     $    5.14     $    5.01
                                 ============     =========     ==========     ==========     =========     =========     =========
Investment operations

  Net investment income                   .11(a)        .24(a)         .25(a)         .22(a)        .26           .27           .28

  Net realized and
  unrealized gain (loss)                 (.10)          .19            .28            .10          (.47)          .14           .13
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
  Total from investment
  operations                              .01           .43            .53            .32          (.21)          .41           .41
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------
Distributions to
shareholders from
net investment income                    (.12)         (.24)          (.25)          (.23)         (.26)         (.27)         (.28)
                                 ------------     ---------     ----------     ----------     ---------     ---------     ---------

NET ASSET VALUE,
END OF PERIOD                    $       5.26     $    5.37     $     5.18     $     4.90     $    4.81     $    5.28     $    5.14
                                 ============     =========     ==========     ==========     =========     =========     =========

Total Return(b)                           .17%(c)      8.57%         11.06%          6.83%(c)     (4.13)%        8.12%         8.37%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including
  waiver and expense
  reductions                              .55%(c)      1.08%           .90%           .88%(c)       .96%          .72%          .61%

  Expenses, excluding
  waiver and expense
  reductions                              .56%(c)      1.10%          1.06%           .88%(c)       .96%          .72%          .65%

  Net investment income                  2.12%(c)      4.66%          4.88%          4.54%(c)      5.02%         5.05%         5.47%

                                  SIX MONTHS
                                    ENDED             YEAR ENDED 9/30          11/1/1999                 YEAR ENDED 10/31
                                  3/31/2003       ------------------------         TO         -------------------------------------
SUPPLEMENTAL DATA:               (UNAUDITED)        2002           2001        9/30/2000*       1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets,
  end of period (000)            $    100,543     $ 101,502     $   94,550     $   91,750     $  93,835     $ 102,907     $  94,237

  Portfolio turnover rate               13.93%        60.87%         65.63%         61.00%        40.76%        65.20%        70.99%
===================================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management investment companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett National Tax-Free Income Fund ("National"), Class A, B, C and P shares; Lord Abbett California Tax-Free Income Fund ("California") and Lord Abbett New York Tax-Free Income Fund ("New York"), Class A, C and P shares; Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Income Fund ("Missouri"), Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey"), Lord Abbett Texas Tax-Free Income Fund ("Texas") and Lord Abbett Washington Tax-Free Income Fund ("Washington"), Class A and P shares. The Trust consists of the following four portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Florida Series ("Florida"), Class A, C and P shares; Georgia Series ("Georgia"), Michigan Series ("Michigan") and Pennsylvania Series ("Pennsylvania"), Class A and P shares. Each Fund is non-diversified as defined under the Act, except for National. As of the date of this report, no P shares have been issued for any of the classes of shares.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk. Each class has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Board of Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro-rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett"), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio. The management fee is based on each Fund's average daily net assets for each month at an annual rate of 0.50%.

12b-1 DISTRIBUTION PLAN

Each of the Funds have adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                  CLASS A(1)    CLASS B    CLASS C    CLASS P
--------------------------------------------------------------------------------
Service                               .25%(2)        .25%       .25%      .25%
Distribution                          .10%(3)(4)     .75%       .75%      .20%

(1) The Class A Plans of Minnesota, Washington, Georgia and Michigan will not go into effect until the quarter subsequent to the net assets of each of these Funds reaching $100 million. As of March 31, 2003, the net assets of each such Fund have not reached $100 million.

(2) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(3) In addition, until January 1, 2003, the Company and Trust paid an incremental marketing expense of approximately .03% of average daily net assets of Class A.

(4) In addition, the Company and Trust pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

Effective January 1, 2003, the incremental marketing expense of approximately ..03% of average daily net assets of Class A was terminated under the Plan. Also, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended March 31, 2003:

                                                      DISTRIBUTOR       DEALERS'
                                                      COMMISSIONS    CONCESSIONS
--------------------------------------------------------------------------------
National                                             $     59,110   $    278,551
California                                                 20,611         93,656
Connecticut                                                18,035         84,163
Hawaii                                                      7,527         35,867
Minnesota                                                  21,333        110,832
Missouri                                                   41,763        195,501
New Jersey                                                 17,269         78,682
New York                                                   19,381         93,606
Texas                                                       5,897         34,807
Washington                                                 18,043         84,339
Florida                                                    12,053         57,008
Georgia                                                    63,588        292,847
Michigan                                                   33,216        169,771
Pennsylvania                                               20,382         92,701

One Director/Trustee and certain of the Company's and Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of the distributions paid during the six months ended March 31, 2003 and the fiscal year ended September 30, 2002 are as follows:

                                                      NATIONAL                      CALIFORNIA
----------------------------------------------------------------------------------------------
                                     3/31/2003       9/30/2002       3/31/2003       9/30/2002
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                $  13,535,095   $  27,296,117   $   4,601,324   $   9,230,492
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions              13,535,095      27,296,117       4,601,324       9,230,492
   Tax return of capital                     -               -               -               -
----------------------------------------------------------------------------------------------
Total distributions paid         $  13,535,095   $  27,296,117   $   4,601,324   $   9,230,492
==============================================================================================

                                                   CONNECTICUT                          HAWAII
----------------------------------------------------------------------------------------------
                                     3/31/2003       9/30/2002       3/31/2003       9/30/2002
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                $   2,235,036   $   4,666,381   $   1,596,134   $   3,493,168
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions               2,235,036       4,666,381       1,596,134       3,493,168
   Tax return of capital                     -               -               -               -
----------------------------------------------------------------------------------------------
Total distributions paid         $   2,235,036   $   4,666,381   $   1,596,134   $   3,493,168
==============================================================================================

                                                     MINNESOTA                        MISSOURI
----------------------------------------------------------------------------------------------
                                     3/31/2003       9/30/2002       3/31/2003       9/30/2002
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                $     639,743   $   1,196,122   $   2,918,496   $   5,909,705
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions                 639,473       1,196,122       2,918,496       5,909,705
   Tax return of capital                     -               -               -               -
----------------------------------------------------------------------------------------------
Total distributions paid         $     639,743   $   1,196,122   $   2,918,496   $   5,909,705
==============================================================================================

                                                    NEW JERSEY                        NEW YORK
----------------------------------------------------------------------------------------------
                                     3/31/2003       9/30/2002       3/31/2003       9/30/2002
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                $   3,669,269       7,410,189   $   5,870,233   $  11,624,964
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions               3,669,269       7,410,189       5,870,233      11,624,964
   Tax return of capital                     -               -               -               -
----------------------------------------------------------------------------------------------
Total distributions paid         $   3,669,269   $   7,410,189       5,870,233   $  11,624,964
==============================================================================================

                                                         TEXAS                      WASHINGTON
----------------------------------------------------------------------------------------------
                                     3/31/2003       9/30/2002       3/31/2003       9/30/2002
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                $   1,727,319   $   3,456,519   $   1,203,917   $   2,369,030
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions               1,727,319       3,456,519       1,203,917       2,369,030
   Tax return of capital                     -               -               -               -
----------------------------------------------------------------------------------------------
Total distributions paid         $   1,727,319   $   3,456,519   $   1,203,917   $   2,369,030
==============================================================================================

                                                       FLORIDA                         GEORGIA
----------------------------------------------------------------------------------------------
                                     3/31/2003       9/30/2002       3/31/2003       9/30/2002
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                $   1,973,679   $   4,122,391   $   1,501,625   $   2,298,082
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -         214,585               -
----------------------------------------------------------------------------------------------
   Total distributions               1,973,679       4,122,391       1,716,210       2,298,082
   Tax return of capital                     -               -               -               -
----------------------------------------------------------------------------------------------
Total distributions paid         $   1,973,679   $   4,122,391   $   1,716,210   $   2,298,082
==============================================================================================

                                                      MICHIGAN                    PENNSYLVANIA
----------------------------------------------------------------------------------------------
                                     3/31/2003       9/30/2002       3/31/2003       9/30/2002
----------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                $   1,421,522   $   2,503,130   $   2,242,423   $   4,405,152
Ordinary income                              -               -               -               -
Net long term capital gains                  -               -               -               -
----------------------------------------------------------------------------------------------
   Total distributions               1,421,522       2,503,130       2,242,423       4,405,152
   Tax return of capital                     -               -               -               -
----------------------------------------------------------------------------------------------
Total distributions paid         $   1,421,522   $   2,503,130   $   2,242,423   $   4,405,152
==============================================================================================

At fiscal year end September 30, 2002, the capital loss carryforwards along with the related expiration dates were as follows:

                                                    AMOUNT   YEARS OF EXPIRATION
--------------------------------------------------------------------------------
National                                      $ 11,784,908          2008 to 2009
California                                       9,044,550          2003 to 2008
Connecticut                                      1,706,225          2004 to 2009
Hawaii                                           2,151,325          2004 to 2009
Minnesota                                          560,978                  2009
Missouri                                           783,352          2004 to 2009
New Jersey                                       3,467,129                  2008
New York                                         9,622,180          2003 to 2009
Texas                                            3,342,289          2008 to 2009
Washington                                       1,953,418          2004 to 2009
Florida                                          9,075,251          2003 to 2008
Georgia                                                  -                     -
Michigan                                         1,778,081          2007 to 2008
Pennsylvania                                       762,318                  2008

As of March 31, 2003, the aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                           GROSS           GROSS             NET
                                      UNREALIZED      UNREALIZED      UNREALIZED
                        TAX COST            GAIN            LOSS            GAIN
--------------------------------------------------------------------------------
National           $ 589,429,428   $  33,215,896   $  (1,082,775)  $  32,133,121
California           192,869,598      10,858,577         (16,594)     10,841,983
Connecticut           93,252,245       5,404,673          (7,418)      5,397,255
Hawaii                66,552,298       5,121,299         (82,846)      5,038,453
Minnesota             25,709,686       1,455,973          (3,076)      1,452,897
Missouri             137,694,982       7,694,396        (130,472)      7,563,924
New Jersey           148,294,030       9,942,602        (699,544)      9,243,058
New York             233,762,934      17,665,159        (273,912)     17,391,247
Texas                 73,389,440       7,034,123        (183,501)      6,850,622
Washington            45,901,594       3,501,490        (144,786)      3,356,704
Florida               79,354,561       7,766,313         (63,219)      7,703,094
Georgia               71,643,414       3,335,698         (39,232)      3,296,466
Michigan              56,150,458       4,788,928          (7,504)      4,781,424
Pennsylvania          92,680,941       6,291,811         (88,085)      6,203,726

The difference between book-basis and tax basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                                 SIX MONTHS ENDED MARCH 31, 2003
--------------------------------------------------------------------------------
                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
National                                         $  386,865,044   $  387,156,284
California                                           91,141,261       94,026,020
Connecticut                                          25,087,488       28,428,136
Hawaii                                               16,059,322       19,700,517
Minnesota                                             4,772,440        3,259,620
Missouri                                             45,759,488       43,462,083
New Jersey                                           55,241,205       57,318,851
New York                                             53,202,207       62,592,732
Texas                                                21,602,825       24,584,669
Washington                                           12,422,553        9,029,057
Florida                                              33,991,307       36,295,072
Georgia                                              24,121,563       18,412,327
Michigan                                             31,240,249       26,464,012
Pennsylvania                                         13,658,455       14,400,447

6.   DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's officers and the one Director/Trustee who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Company or Trust. Such amounts and earnings accrued thereon are included in Directors'/Trustees' fees on the Statements of Operations and in Directors'/Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Funds have entered into agreements with their transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Funds' custodian and accounting agent. SSB performs custodian functions, and accounting and record keeping functions, relating to portfolio transactions and calculating each Fund's net asset value.

9.   INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as National. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

For a more complete discussion of the risks associated with the Funds, please see the Funds' Prospectus.

10.  SUMMARY OF CAPITAL TRANSACTIONS

The Company has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Trust has an unlimited number of shares of beneficial interest authorized.

                                                                    SIX MONTHS ENDED MARCH 31, 2003(UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                   CONNECTICUT          HAWAII       MINNESOTA        MISSOURI      NEW JERSEY
--------------------------------------------------------------------------------------------------------------
Shares sold                            511,344         681,062       1,081,991       2,019,036       1,614,613
Reinvestment of distributions          102,175         169,964         101,999         427,457         403,231
Shares reacquired                     (511,385)     (1,229,192)       (468,419)     (1,460,503)     (2,419,229)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                    102,134        (378,166)        715,571         985,990        (401,385)
--------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED MARCH 31, 2003(UNAUDITED)
--------------------------------------------------------------------------------------------------------------
                                         TEXAS      WASHINGTON         GEORGIA        MICHIGAN    PENNSYLVANIA
--------------------------------------------------------------------------------------------------------------
Shares sold                            345,206         807,006       2,756,502       2,055,973       1,114,141
Reinvestment of distributions          118,613         158,820         247,686         175,231         205,529
Shares reacquired                     (418,200)       (617,521)     (1,317,252)       (854,670)     (1,093,216)
--------------------------------------------------------------------------------------------------------------
Increase                                45,619         348,305       1,686,936       1,376,534         226,454
--------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------------------------
                                   CONNECTICUT          HAWAII       MINNESOTA        MISSOURI      NEW JERSEY
--------------------------------------------------------------------------------------------------------------
Shares sold                            853,997       2,390,770         962,671       3,364,100       3,202,830
Reinvestment of distributions          208,106         365,054         190,599         868,887         817,964
Shares reacquired                   (1,502,754)     (1,535,997)       (773,983)     (2,234,491)     (4,127,923)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                   (440,651)      1,219,827         379,287       1,998,496        (107,129)
--------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------------------------------------
                                         TEXAS      WASHINGTON         GEORGIA        MICHIGAN    PENNSYLVANIA
--------------------------------------------------------------------------------------------------------------
Shares sold                            662,436         945,389       5,149,300       2,017,019       1,803,527
Reinvestment of distributions          241,267         302,561         342,996         313,339         404,088
Shares reacquired                     (928,704)       (947,446)     (1,736,593)     (1,012,841)     (1,561,369)
--------------------------------------------------------------------------------------------------------------
Increase (decrease)                    (25,001)        300,504       3,755,703       1,317,517         646,246
--------------------------------------------------------------------------------------------------------------

Transactions (both shares and dollars) in Funds with multiple classes are as follows:

                                              SIX MONTHS ENDED                      YEAR ENDED
NATIONAL                             MARCH 31, 2003(UNAUDITED)              SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------
CLASS A SHARES                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                          3,326,798   $  38,139,740       7,751,014   $  87,781,034
Reinvestment of distributions          699,209       8,036,739       1,428,874      16,160,809
Shares reacquired                   (3,709,829)    (42,597,715)     (9,175,849)   (103,951,138)
----------------------------------------------------------------------------------------------
Increase (decrease)                    316,178   $   3,578,764           4,039   $      (9,295)
----------------------------------------------------------------------------------------------

CLASS B SHARES
----------------------------------------------------------------------------------------------
Shares sold                            645,263   $   7,433,711       1,127,290   $  12,857,643
Reinvestment of distributions           29,490         339,767          48,216         546,813
Shares reacquired                     (360,378)     (4,147,601)       (605,266)     (6,875,994)
----------------------------------------------------------------------------------------------
Increase                               314,375   $   3,625,877         570,240   $   6,528,462
----------------------------------------------------------------------------------------------

                                              SIX MONTHS ENDED                      YEAR ENDED
NATIONAL                             MARCH 31, 2003(UNAUDITED)              SEPTEMBER 30, 2002
----------------------------------------------------------------------------------------------
CLASS C SHARES                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                            440,578   $   5,060,889       1,002,981   $  11,383,352
Reinvestment of distributions           41,293         475,467          74,735         846,978
Shares reacquired                     (273,100)     (3,140,961)       (605,076)     (6,832,378)
----------------------------------------------------------------------------------------------
Increase                               208,771   $   2,395,395         472,640   $   5,397,952
----------------------------------------------------------------------------------------------

CALIFORNIA
----------------------------------------------------------------------------------------------
CLASS A SHARES                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                          1,045,741   $  11,361,035       2,019,108   $  21,727,564
Reinvestment of distributions          212,876       2,321,205         448,801       4,840,005
Shares reacquired                   (1,267,679)    (13,775,624)     (2,972,942)    (31,999,921)
----------------------------------------------------------------------------------------------
Decrease                                (9,062)  $     (93,384)       (505,033)  $  (5,432,352)
----------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------
Shares sold                            265,285   $   2,890,406         338,503   $   3,667,344
Reinvestment of distributions           10,850         118,336          15,597         168,372
Shares reacquired                     (133,582)     (1,447,854)       (141,033)     (1,511,658)
----------------------------------------------------------------------------------------------
Increase                               142,553   $   1,560,888         213,067   $   2,324,058
----------------------------------------------------------------------------------------------

NEW YORK
----------------------------------------------------------------------------------------------
CLASS A SHARES                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                          1,234,550   $  14,009,331       2,823,672   $  31,478,472
Reinvestment of distributions          302,722       3,454,609         613,701       6,853,956
Shares reacquired                   (1,914,296)    (21,755,121)     (3,456,554)    (38,511,864)
----------------------------------------------------------------------------------------------
Decrease                              (377,024)  $  (4,291,181)        (19,181)  $    (179,436)
----------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------
Shares sold                            159,248   $   1,815,498         233,172   $   2,609,870
Reinvestment of distributions            7,601          86,798          12,420         138,937
Shares reacquired                      (60,808)       (689,246)        (88,141)       (985,659)
----------------------------------------------------------------------------------------------
Increase                               106,041   $   1,213,050         157,451   $   1,763,148
----------------------------------------------------------------------------------------------

FLORIDA
----------------------------------------------------------------------------------------------
CLASS A SHARES                          SHARES          AMOUNT          SHARES          AMOUNT
----------------------------------------------------------------------------------------------
Shares sold                            939,678   $   4,567,888       1,145,637   $   5,514,044
Reinvestment of distributions          157,669         767,669         312,748       1,501,638
Shares reacquired                   (1,131,998)     (5,501,784)     (1,887,030)     (9,058,564)
----------------------------------------------------------------------------------------------
Decrease                               (34,651)  $    (166,227)       (428,645)  $  (2,042,882)
----------------------------------------------------------------------------------------------

CLASS C SHARES
----------------------------------------------------------------------------------------------
Shares sold                             55,180   $     269,737         202,583   $     971,606
Reinvestment of distributions            5,692          27,771          10,502          50,532
Shares reacquired                      (49,819)       (243,162)       (107,063)       (511,602)
----------------------------------------------------------------------------------------------
Increase                                11,053   $      54,346         106,022   $     510,536
----------------------------------------------------------------------------------------------

HOUSEHOLDING

The Company and the Trust have adopted a policy that allows them to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]

                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                    PERMIT 552
                                                                  HACKENSACK, NJ

                                Lord Abbett Tax-Free Income Fund, Inc.
                                   Lord Abbett National Tax-Free Income Fund
                                   Lord Abbett California Tax-Free Income Fund
                                   Lord Abbett Connecticut Tax-Free Income Fund
                                   Lord Abbett Hawaii Tax-Free Income Fund
                                   Lord Abbett Minnesota Tax-Free Income Fund
                                   Lord Abbett Missouri Tax-Free Income Fund
                                   Lord Abbett New Jersey Tax-Free Income Fund
                                   Lord Abbett New York Tax-Free Income Fund
                                   Lord Abbett Texas Tax-Free Income Fund
                                   Lord Abbett Washington Tax-Free Income Fund
                                Lord Abbett Tax-Free Income Trust
                                   Florida Series
                                   Georgia Series
                                   Michigan Series                   LATFI-3-303
                                   Pennsylvania Series                    (5/03)

        This report when not used
      for the general information of
    shareholders of the  Fund, is to
   be distributed only if preceded or
accompanied by a current Fund Prospectus.

     Lord Abbett Mutual Fund shares
          are distributed by:
       LORD ABBETT DISTRIBUTOR LLC
     90 Hudson Street - Jersey City,
         New Jersey 07302-3973

ITEM 2: Code of Ethics.
                  Not applicable

ITEM 3: Audit Committee Financial Expert.
                  Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.
                  Not applicable.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b): Separate certifications of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as a part of EX-99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     LORD ABBETT TAX-FREE INCOME FUND, INC.



                                     /s/ Robert S. Dow
                                     -----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President



                                     /s/ Joan A. Binstock
                                     --------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President




Date May 22, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                     LORD ABBETT TAX-FREE INCOME FUND, INC.



                                     /s/ Robert S. Dow
                                     -----------------
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President



                                     /s/ Joan A. Binstock
                                     --------------------
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President



Date May 22, 2003